UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23002
Lattice Strategies Trust
(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
Registrant's telephone number, including area code:
(610) 386-4068
Date of fiscal year end:
September 30
Date of reporting period:
September 30, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
(a)

Annual Shareholder Report
September 30, 2024
Hartford Disciplined US Equity ETF
HDUS/NYSE Arca
This annual shareholder report contains important information about the Hartford Disciplined US Equity ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Disciplined US Equity ETF	$22	0.19%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Large-Cap U.S. equities generated strong returns over the trailing twelve-month period ending September 30, 2024 as measured by the Russell 1000 Index. Equities generated positive returns across most sectors led by Information Technology.
Top Contributors to Performance
  The Fund’s positive exposures to dividend yield, quality, and value risk factors were contributors to performance as these factors generated positive excess return for the trailing twelve-month period.
  The Fund also had positive stock selection in the Industrials and Materials sectors that contributed positively to performance for the trailing one-year.
Top Detractors to Performance
  The Fund was negatively affected from its positive exposure to low volatility and size as higher volatility stocks and larger-cap equities outperformed.
  Negative stock selection negatively affected performance where the Fund’s underweight to NVIDIA was a top detractor as the stock was up 179% for the past year.
Comparison of Change in Value of $10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.

$15,000
$10,000
$5,000
$0
11/16/22
12/31/22
03/31/23
06/30/23
09/30/23
12/31/23
03/31/24
06/30/24
09/30/24

Hartford Disciplined US Equity ETF
$10,000 starting value
$14,288 ending value

Hartford Disciplined US Equity Index
$10,000 starting value
$14,340 ending value

Russell 1000 Index (Gross)
$10,000 starting value
$14,881 ending value

Average Annual Total Returns For the Periods Ended September 30, 2024	1 Year	Since Inception (November 16, 2022)
Fund	33.57%	21.01%
Hartford Disciplined US Equity Index	33.84%	21.24%
Russell 1000 Index (Gross)	35.68%	23.01%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of September 30, 2024
Fund's net assets	$122,291,921
Total number of portfolio holdings (excluding derivatives, if any)	271
Total investment advisory fees paid	$208,391
Portfolio turnover rate	51%
Graphical Representation of Holdings as of September 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	30.0%
Financials	10.9%
Consumer Discretionary	10.3%
Health Care	10.3%
Communication Services	9.9%
Industrials	9.0%
Consumer Staples	7.3%
Energy	4.3%
Real Estate	4.2%
Materials	2.1%
Utilities	1.4%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AHDUS_0924

Annual Shareholder Report
September 30, 2024
Hartford Longevity Economy ETF
HLGE/NYSE Arca
This annual shareholder report contains important information about the Hartford Longevity Economy ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Longevity Economy ETF	$51	0.44%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
U.S. equities generated strong returns over the trailing twelve-month period ending September 30, 2024 as measured by the Russell 3000 Index. Equities were positive across most sectors led by Information Technology.
Top Contributors to Performance
  The Fund’s underweight to the low volatility risk factor and positive exposures to value and quality risk factors contributed positively to performance for the trailing twelve-month period.
  The Fund also benefited from an underweight in Energy as the sector underperformed.
Top Detractors to Performance
  The Fund was negatively affected from its positive exposure to size as larger-cap equities outperformed.
  The Fund’s underweight to NVIDIA was a top detractor as the stock was up 179% for the past year.
Comparison of Change in Value of $10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.

$15,000
$10,000
$5,000
$0
03/16/21
03/31/21
09/30/21
03/31/22
09/30/22
03/31/23
09/30/23
03/31/24
09/30/24
Hartford Longevity Economy ETF
$10,000 starting value
$13,331 ending value
Russell 3000 Index (Gross)
$10,000 starting value
$14,456 ending value
Hartford Longevity Economy Index
$10,000 starting value
$13,504 ending value

Average Annual Total Returns For the Periods Ended September 30, 2024	1 Year	Since Inception (March 16, 2021)
Fund	32.64%	8.45%
Hartford Longevity Economy Index	32.85%	8.85%
Russell 3000 Index (Gross)	35.19%	10.84%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of September 30, 2024
Fund's net assets	$11,898,391
Total number of portfolio holdings (excluding derivatives, if any)	351
Total investment advisory fees paid	$43,716
Portfolio turnover rate	62%
Graphical Representation of Holdings as of September 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	32.4%
Health Care	18.0%
Consumer Discretionary	12.6%
Communication Services	11.7%
Financials	10.4%
Consumer Staples	7.4%
Industrials	3.1%
Utilities	2.2%
Real Estate	2.1%
Short-Term Investments	0.3%
Other Assets & Liabilities	(0.2	) %
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AHLGE_0924

Annual Shareholder Report
September 30, 2024
Hartford Multifactor Developed Markets (ex-US) ETF
RODM/NYSE Arca
This annual shareholder report contains important information about the Hartford Multifactor Developed Markets (ex-US) ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Multifactor Developed Markets (ex-US) ETF	$32	0.29%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities in the International developed markets generated strong returns over the trailing twelve-month period ending September 30, 2024 as measured by the MSCI World ex USA Index. Developed Markets equities generated positive returns across countries within the index led by performance from the Financials, Information Technology, and Industrials sectors.
Top Contributors to Performance
  The Fund’s positive exposure to quality contributed positively to performance as the factor generated positive excess return for the trailing twelve-month period.
  The Fund’s underweight to Energy and positive stock selection in the Consumer Staples and Consumer Discretionary sectors also contributed positively to performance.
Top Detractors to Performance
  The Fund was negatively affected by its positive exposure to low volatility and size as higher volatility stocks and larger-cap equities outperformed.
  Stock selection in certain sectors detracted, led by security selection in the Utilities and Materials sectors.
Comparison of Change in Value of $10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.

$20,000
$15,000
$10,000
$5,000
$0
02/25/15
09/30/15
09/30/16
09/30/17
09/30/18
09/30/19
09/30/20
09/30/21
09/30/22
09/30/23
09/30/24

Hartford Multifactor Developed Markets (ex-US) ETF
$10,000 starting value
$16,623 ending value

Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index
$10,000 starting value
$16,863 ending value

MSCI World ex USA Index (Net)
$10,000 starting value
$17,153 ending value

Average Annual Total Returns For the Periods Ended September 30, 2024	1 Year	5 Years	Since Inception (February 25, 2015)
Fund	23.77%	5.91%	5.44%
Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index	23.89%	6.07%	5.60%
MSCI World ex USA Index (Net)	24.98%	8.36%	5.78%
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of September 30, 2024
Fund's net assets	$1,140,411,615
Total number of portfolio holdings (excluding derivatives, if any)	327
Total investment advisory fees paid	$3,683,758
Portfolio turnover rate	61%
Graphical Representation of Holdings as of September 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country
Japan	20.9%
Canada	14.4%
United Kingdom	11.4%
Australia	10.1%
France	5.0%
United States	5.0%
Germany	4.1%
Singapore	3.1%
Switzerland	3.1%
Israel	2.9%
Other*	19.0%
Short-Term Investments	2.4%
Other Assets & Liabilities	(1.4	) %
Total	100.0%
*	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_ARODM_0924

Annual Shareholder Report
September 30, 2024
Hartford Multifactor Diversified International ETF
RODE/Cboe BZX
This annual shareholder report contains important information about the Hartford Multifactor Diversified International ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Multifactor Diversified International ETF	$32	0.29%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International equity markets generated strong returns over the trailing twelve-month period ending September 30, 2024 as measured by the MSCI ACWI ex USA Index. Equities generated positive returns across most countries within the index led by performance in the Information Technology, Financials, and Industrials sectors.
Top Contributors to Performance
  The Fund was helped from its positive exposures to quality and momentum as these risk factors outperformed for the trailing twelve-month period.
  Strong stock selection in Consumer Staples also contributed positively to results.
Top Detractors to Performance
  The Fund was negatively affected by its positive exposures to the size and value risk factors as smaller-cap stocks and value stocks underperformed.
  An underweight to India and negative stock selection in the Communication Services and Information Technology sectors detracted from performance.
Comparison of Change in Value of $10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.

$20,000
$15,000
$10,000
$5,000
$0
05/10/17
09/30/17
09/30/18
09/30/19
09/30/20
09/30/21
09/30/22
09/30/23
09/30/24
Hartford Multifactor Diversified International ETF
$10,000 starting value
$15,717 ending value
MSCI ACWI ex USA Index
$10,000 starting value
$15,662 ending value
Hartford Multifactor Diversified International Index
$10,000 starting value
$13,891 ending value

Average Annual Total Returns For the Periods Ended September 30, 2024	1 Year	5 Years	Since Inception (May 10, 2017)
Fund	24.04%	6.77%	6.31%
Hartford Multifactor Diversified International Index	24.25%	7.33%	6.45%*
MSCI ACWI ex USA Index (Net)	25.35%	7.59%	6.29%
*	The Hartford Multifactor Diversified International Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.
Performance information prior to November 6, 2019 reflects the Fund’s performance when it tracked its prior index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of September 30, 2024
Fund's net assets	$19,535,801
Total number of portfolio holdings (excluding derivatives, if any)	316
Total investment advisory fees paid	$52,017
Portfolio turnover rate	54%
Graphical Representation of Holdings as of September 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country
Japan	12.6%
China	11.8%
Taiwan	8.4%
Australia	8.0%
South Korea	5.3%
Canada	4.9%
United Kingdom	4.3%
United States	3.9%
France	3.0%
Sweden	2.8%
Other*	34.0%
Short-Term Investments	1.1%
Other Assets & Liabilities	(0.1	) %
Total	100.0%
*	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_ARODE_0924

Annual Shareholder Report
September 30, 2024
Hartford Multifactor Emerging Markets ETF
ROAM/NYSE Arca
This annual shareholder report contains important information about the Hartford Multifactor Emerging Markets ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Multifactor Emerging Markets ETF	$50	0.44%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Emerging markets equity generated strong returns over the trailing twelve-month period ending September 30, 2024 as measured by the MSCI Emerging Markets Index. Equities generated positive returns across most countries within the index led by performance in the Information Technology and Financials sectors.
Top Contributors to Performance
  The Fund’s positive exposures to the momentum and quality risk factors contributed positively to performance as these factors generated positive excess return versus the MSCI Emerging Markets Index for the trailing twelve-month period.
  Performance also benefited from positive security selection with particularly strong stock selection in India and South Korea.
Top Detractors to Performance
  The Fund was negatively affected by its positive exposures to the size and value risk factors as smaller-cap stocks and value stocks underperformed.
  Negative stock selection in certain countries detracted from performance led by weakness in Taiwanese technology stocks.
Comparison of Change in Value of $10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.

$20,000
$15,000
$10,000
$5,000
$0
02/25/15
09/30/15
09/30/16
09/30/17
09/30/18
09/30/19
09/30/20
09/30/21
09/30/22
09/30/23
09/30/24

Hartford Multifactor Emerging Markets ETF
$10,000 starting value
$13,868 ending value

Hartford Multifactor Emerging Markets Equity Index
$10,000 starting value
$14,002 ending value

MSCI Emerging Markets Index
$10,000 starting value
$15,017 ending value

Average Annual Total Returns For the Periods Ended September 30, 2024	1 Year	5 Years	Since Inception (February 25, 2015)
Fund	26.15%	7.28%	3.47%
Hartford Multifactor Emerging Markets Equity Index	28.17%	8.23%	6.61%*
MSCI Emerging Markets Index (Net)	26.05%	5.75%	4.33%
*	The Hartford Multifactor Emerging Markets Equity Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.
Performance information prior to September 11, 2019 reflects the Fund’s performance when it tracked its prior index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of September 30, 2024
Fund's net assets	$31,891,703
Total number of portfolio holdings (excluding derivatives, if any)	320
Total investment advisory fees paid	$99,166
Portfolio turnover rate	54%
Graphical Representation of Holdings as of September 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country
China	20.1%
Taiwan	18.0%
India	16.9%
South Korea	10.8%
Saudi Arabia	5.6%
Brazil	4.7%
Thailand	3.9%
Malaysia	3.7%
Indonesia	3.4%
Turkey	2.8%
Other*	10.1%
Short-Term Investments	0.0	% ^
Other Assets & Liabilities	0.0	% ^
Total	100.0%
*	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
^	Percentage rounds to zero.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AROAM_0924

Annual Shareholder Report
September 30, 2024
Hartford Multifactor International Small Company ETF
ROIS/Cboe BZX
This annual shareholder report contains important information about the Hartford Multifactor International Small Company ETF (the "Fund") for the period of March 18, 2024 (commencement of operations) to September 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?*
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford Multifactor International Small Company ETF	$27	0.49%
*	This annual report covers less than a full 12-month period. Expenses for a full 12-month period would be higher.
^	Annualized.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
International small-cap equities generated strong returns over the twelve-month period ending September 30, 2024 as measured by the MSCI ACWI ex USA Small Cap Index. Equities generated positive returns across most countries within the index with strong performance from most sectors.
Top Contributors to Performance
  The Fund’s positive exposures to the quality and low volatility risk factors contributed positively to performance as these factors generated positive excess return for the period.
  The Fund also benefited from positive stock selection in Japan and Canada along with an overweight to China.
Top Detractors to Performance
  The Fund’s overweight to dividend yield along with positive exposures to momentum and value detracted from performance as these risk factors underperformed for the period.
  The Fund’s underweight to India was also a top detractor.
Comparison of Change in Value of $10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.

$12,000
$10,000
$8,000
$6,000
$4,000
$2,000
$0
03/18/24
09/30/24

Hartford Multifactor International Small Company ETF
$10,000 starting value
$10,917 ending value

Hartford Multifactor International Small Company Index
$10,000 starting value
$10,938 ending value

MSCI ACWI ex USA Small Cap Index (Net)
$10,000 starting value
$11,106 ending value

MSCI ACWI ex USA Index (Net)
$10,000 starting value
$11,012 ending value

Cumulative Total Returns For the Period Ended September 30, 2024	Since Inception (March 18, 2024)
Fund	9.17%
Hartford Multifactor International Small Company Index	9.38%
MSCI ACWI ex USA Small Cap Index (Net)^	11.50%
MSCI ACWI ex USA Index (Net)^	10.46%
^	The MSCI ACWI ex USA Small Cap Index is the Fund’s performance index and the MSCI ACWI ex USA Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of September 30, 2024
Fund's net assets	$5,355,287
Total number of portfolio holdings (excluding derivatives, if any)	285
Total investment advisory fees paid*	$13,284
Portfolio turnover rate*	28%
*	For the period March 18, 2024 (commencement of operations) through September 30, 2024.
Graphical Representation of Holdings as of September 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country
Japan	17.0%
Taiwan	9.0%
Canada	6.9%
Australia	6.7%
India	6.4%
South Korea	6.4%
China	5.4%
Switzerland	5.2%
United Kingdom	3.9%
Hong Kong	3.6%
Other*	28.8%
Other Assets & Liabilities	0.7%
Total	100.0%
*	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AROIS_0924

Annual Shareholder Report
September 30, 2024
Hartford Multifactor Small Cap ETF
ROSC/NYSE Arca
This annual shareholder report contains important information about the Hartford Multifactor Small Cap ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Multifactor Small Cap ETF	$38	0.34%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Small-Cap U.S. equities generated strong returns over the trailing twelve-month period ending September 30, 2024 as measured by the Russell 2000 Index. Small-cap equities generated positive returns across most sectors led by the Financials sector.
Top Contributors to Performance
  The Fund’s positive exposures to dividend yield, quality, and value risk factors were contributors to performance as these factors generated positive excess return for the trailing twelve-month period.
  The Fund also benefited from an underweight in the Energy Sector, as the sector underperformed during the period.
Top Detractors to Performance
  The Fund was negatively affected by its positive exposure to low volatility and size as higher volatility stocks and larger-cap equities outperformed.
  Negative stock selection in Health Care, Materials, and Consumer Staples detracted from performance. Top detractors include stocks in biotechnology, Healthcare providers & supplies, and Metals and Mining sub-sectors.
Comparison of Change in Value of $10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
03/23/15
09/30/15
09/30/16
09/30/17
09/30/18
09/30/19
09/30/20
09/30/21
09/30/22
09/30/23
09/30/24
Hartford Multifactor Small Cap ETF
$10,000 starting value
$21,763 ending value
Russell 2000 Index
$10,000 starting value
$20,075 ending value
Hartford Multifactor Small Cap Index
$10,000 starting value
$17,633 ending value
Russell 3000 Index
$10,000 starting value
$30,676 ending value

Average Annual Total Returns For the Periods Ended September 30, 2024	1 Year	5 Years	Since Inception (March 23, 2015)
Fund	23.70%	11.35%	8.51%
Hartford Multifactor Small Cap Index	24.10%	11.73%	11.39%*
Russell 2000 Index (Gross)^	26.76%	9.39%	7.59%
Russell 3000 Index (Gross)^	35.19%	15.26%	12.49%
*	The Hartford Multifactor Small Cap Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.
^	The Russell 2000 Index is the Fund’s performance index and the Russell 3000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
Performance information prior to November 06, 2019 reflects the Fund’s performance when it tracked its prior index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of September 30, 2024
Fund's net assets	$31,712,303
Total number of portfolio holdings (excluding derivatives, if any)	322
Total investment advisory fees paid	$109,166
Portfolio turnover rate	41%
Graphical Representation of Holdings as of September 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Financials	17.6%
Health Care	17.0%
Industrials	16.2%
Consumer Discretionary	14.2%
Information Technology	11.2%
Real Estate	6.0%
Consumer Staples	5.5%
Materials	5.4%
Energy	3.3%
Communication Services	2.4%
Utilities	0.9%
Short-Term Investments	0.4%
Other Assets & Liabilities	(0.1	) %
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AROSC_0924

Annual Shareholder Report
September 30, 2024
Hartford Multifactor US Equity ETF
ROUS/NYSE Arca
This annual shareholder report contains important information about the Hartford Multifactor US Equity ETF (the "Fund") for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hartford Multifactor US Equity ETF	$22	0.19%
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Large-Cap U.S. equities generated strong returns over the trailing twelve-month period ending September 30, 2024 as measured by the Russell 1000 Index. Large cap equities generated positive returns across most sectors led by Information Technology.
Top Contributors to Performance
  The Fund’s positive exposures to dividend yield, quality, and value risk factors were contributors to performance as these factors generated positive excess return for the trailing twelve-month period.
  The Fund also benefited from stock selection helped by underweights to Microsoft, Apple, Tesla, and Alphabet, which all had negative returns over the trailing one-year.
Top Detractors to Performance.
  The Fund was negatively affected from its positive exposure to low volatility and size as higher volatility stocks and larger-cap equities outperformed.
  The Fund’s underweight to NVIDIA was a top detractor as the stock was up 179% for the past year.
Comparison of Change in Value of $10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.

$40,000
$30,000
$20,000
$10,000
$0
02/25/15
09/30/15
09/30/16
09/30/17
09/30/18
09/30/19
09/30/20
09/30/21
09/30/22
09/30/23
09/30/24
Hartford Multifactor US Equity ETF
$10,000 starting value
$24,864 ending value
Russell 1000 Index
$10,000 starting value
$31,594 ending value
Hartford Multifactor Large Cap Index
$10,000 starting value
$18,252 ending value

Average Annual Total Returns For the Periods Ended September 30, 2024	1 Year	5 Years	Since Inception (February 25, 2015)
Fund	31.23%	12.11%	9.96%
Hartford Multifactor Large Cap Index	31.12%	12.25%	12.12%*
Russell 1000 Index (Gross)	35.68%	15.64%	12.73%
*	The Hartford Multifactor Large Cap Index commenced operations on June 28, 2019. Reflects annualized returns starting on June 28, 2019.
Performance information prior to September 11, 2019 reflects the Fund’s performance when it tracked its prior index.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of September 30, 2024
Fund's net assets	$462,689,864
Total number of portfolio holdings (excluding derivatives, if any)	348
Total investment advisory fees paid	$775,770
Portfolio turnover rate	51%
Graphical Representation of Holdings as of September 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	28.2%
Health Care	13.1%
Industrials	11.5%
Financials	11.0%
Consumer Discretionary	8.6%
Consumer Staples	7.5%
Communication Services	6.7%
Utilities	4.4%
Materials	3.9%
Energy	3.0%
Real Estate	1.8%
Other Assets & Liabilities	0.3%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AROUS_0924

Annual Shareholder Report
September 30, 2024
Hartford US Quality Growth ETF
HQGO/The NASDAQ Stock Market LLC
This annual shareholder report contains important information about the Hartford US Quality Growth ETF (the "Fund") for the period of December 5, 2023 (commencement of operations) to September 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?*
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford US Quality Growth ETF	$32	0.34%
*	This annual report covers less than a full 12-month period. Expenses for a full 12-month period would be higher.
^	Annualized.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
U.S. equities generated positive returns over the twelve-month period ending September 30, 2024 as measured by the Russell 1000 Index and led by large-cap growth stocks as the Russell 1000 Growth Index outperformed the broader market. Within the Russell 1000 Growth Index, performance was positive across sectors with strong performance from Information Technology, the largest contributor to return.
Top Contributors to Performance
  The Fund’s positive exposures to quality and dividend yield were contributors to performance as these factors generated positive excess returns for the period.
  Positive stock selection in the Consumer Discretionary and Consumer Staples sectors also contributed positively to performance.
Top Detractors to Performance
  The Fund was negatively affected by its positive exposure to low volatility and size as higher volatility stocks and larger-cap equities outperformed.
  Negative stock selection in the Information Technology and Communication Services sectors negatively affected performance during the period.
Comparison of Change in Value of $10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.

$15,000
$10,000
$5,000
$0
12/05/23
09/30/24
Hartford US Quality Growth ETF
$10,000 starting value
$12,719 ending value
Russell 1000 Growth Index (Gross)
$10,000 starting value
$13,009 ending value
Hartford US Quality Growth Index
$10,000 starting value
$12,751 ending value
Russell 1000 Index (Gross)
$10,000 starting value
$12,699 ending value

Cumulative Total Returns For the Period Ended September 30, 2024	Since Inception (December 05, 2023)
Fund	27.19%
Hartford US Quality Growth Index	27.53%
Russell 1000 Growth Index (Gross)^	30.67%
Russell 1000 Index (Gross)^	26.81%
^	The Russell 1000 Growth Index is the Fund’s performance index and the Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of September 30, 2024
Fund's net assets	$6,324,520
Total number of portfolio holdings (excluding derivatives, if any)	126
Total investment advisory fees paid*	$16,129
Portfolio turnover rate*	34%
*	For the period December 5, 2023 (commencement of operations) through September 30, 2024.
Graphical Representation of Holdings as of September 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Information Technology	40.7%
Consumer Discretionary	12.7%
Health Care	12.7%
Communication Services	9.2%
Consumer Staples	6.9%
Industrials	5.8%
Financials	4.8%
Energy	3.7%
Materials	2.3%
Real Estate	1.1%
Other Assets & Liabilities	0.1%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AHQGO_0924

Annual Shareholder Report
September 30, 2024
Hartford US Value ETF
VMAX/Cboe BZX
This annual shareholder report contains important information about the Hartford US Value ETF (the "Fund") for the period of December 5, 2023 (commencement of operations) to September 30, 2024. You can find additional information about the Fund at hartfordfunds.com/reports-etf. You can also request this information by contacting us by calling 1‑800‑456‑7526.
What were the Fund costs for the last year?*
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Hartford US Value ETF	$27	0.29%
*	This annual report covers less than a full 12-month period. Expenses for a full 12-month period would be higher.
^	Annualized.
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
U.S. equities generated positive returns over the twelve-month period ending September 30, 2024 as measured by the Russell 1000 Index. Large-cap value stocks as measured by the Russell 1000 Value Index underperformed the broader market, but still generated strong returns. Within the Russell 1000 Value Index, performance was positive across sectors with particularly strong performance from the Financials and Industrials sectors.
Top Contributors to Performance
  The Fund’s positive exposures to momentum, quality, dividend yield, and value were contributors to performance as these factors generated positive excess return for the period. The underweight to low volatility also contributed positively to results.
  Positive stock selection contributed positively to results led by strong performance from Information Technology and Communication Services sectors where underweights to Intel Corporation and Meta Platforms were top overall contributors.
Top Detractors to Performance
  The Fund was negatively affected from its positive exposure to size as larger-cap equities outperformed.
  Negative stock selection in the Industrials, Energy, and Materials sectors detracted from performance.
Comparison of Change in Value of $10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in the Fund and the comparative indices.

$15,000
$10,000
$5,000
$0
12/05/23
09/30/24
Hartford US Value ETF
$10,000 starting value
$12,583 ending value
Hartford US Value Index
$10,000 starting value
$12,606 ending value
Russell 1000 Value Index (Gross)
$10,000 starting value
$12,275 ending value
Russell 1000 Index (Gross)
$10,000 starting value
$12,699 ending value

Cumulative Total Returns For the Period Ended September 30, 2024	Since Inception (December 05, 2023)
Fund	25.83%
Hartford US Value Index	25.22%
Russell 1000 Value Index (Gross)^	21.74%
Russell 1000 Index (Gross)^	26.81%
^	The Russell 1000 Value Index is the Fund’s performance index and the Russell 1000 Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Visit hartfordfunds.com for the most recent performance information.
Key Fund Statistics as of September 30, 2024
Fund's net assets	$6,147,683
Total number of portfolio holdings (excluding derivatives, if any)	149
Total investment advisory fees paid*	$13,536
Portfolio turnover rate*	64%
*	For the period December 5, 2023 (commencement of operations) through September 30, 2024.
Graphical Representation of Holdings as of September 30, 2024
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector
Financials	32.0%
Energy	11.0%
Health Care	9.6%
Industrials	7.8%
Information Technology	7.5%
Utilities	7.1%
Communication Services	5.8%
Real Estate	5.2%
Consumer Discretionary	4.7%
Materials	4.7%
Consumer Staples	4.4%
Other Assets & Liabilities	0.2%
Total	100.0%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The ETFs are distributed by ALPS Distributors, Inc. (ALPS).
AR_AVMAX_0924

b.	Not applicable.

Item 2. Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description. The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions. A copy of the code of ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the registrant (the “Board”) has designated David Sung as an Audit Committee Financial Expert. Mr. Sung is considered by the Board to be an independent trustee.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were:

$202,990 for the fiscal year ended September 30, 2024; $138,097 for the fiscal year ended September 30, 2023.

(b)

Audit Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were:

$0 for the fiscal year ended September 30, 2024; $0 for the fiscal year ended September 30, 2023.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were:

$84,000 for the fiscal year ended September 30, 2024; $71,051 for the fiscal year ended September 30, 2023. Tax-related services are principally in connection with, but not limited to, general tax compliance services and excise tax review.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were:

$123 for the fiscal year ended September 30, 2024; $359 for the fiscal year ended September 30, 2023. These fees were principally in connection with, but not limited to, general audit related products and services and an accounting research tool subscription.

(e)	Pre-Approval Policies and Procedures

(1) The Pre-Approval Policies and Procedures (the “Policy”) adopted by the Audit Committee of the Registrant (also, the “Fund”) sets forth the procedures pursuant to which services performed by the independent registered public accounting firm for the Registrant may be pre-approved. The following summarizes the pre-approval requirements under the Policy.

a.	The Audit Committee must pre-approve all audit services and non-audit services that the independent registered public accounting firm provides to the Fund.

b.

The Audit Committee must pre-approve any engagement of the independent registered public accounting firm to provide non-audit services to any Service Affiliate (which is defined to include any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund) during the period of the independent registered public accounting firm’s engagement to provide audit services to the Fund, if the non-audit services to the Service Affiliate directly impact the Fund’s operations and financial reporting.

c.

The Audit Committee, from time to time, may designate one or more of its members who are Independent Trustees (each a “Designated Member”) to consider, on the Audit Committee’s behalf, any non-audit services, whether to the Fund or to any Service Affiliate, that have not been pre-approved by the Audit Committee. The Designated Member also shall review, on the Audit Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. In considering any requested non-audit services or proposed material change in such services, the Designated Member shall not authorize services which would exceed $50,000 in fees for such services.

d.

The independent registered public accounting firm may not provide specified prohibited non-audit services set forth in the Policy to the Fund, the Fund’s investment adviser, the Service Affiliates or any other member of the investment company complex.

(2) One hundred percent of the services described in items 4(b) through 4(d) were approved in accordance with the Audit Committee’s Pre-Approval Policy. As a result, none of such services was approved pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X.

(f)

None of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the fiscal year ended September 30, 2024, were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were:

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant: $84,123 for the fiscal year ended September 30, 2024; $71,410 for the fiscal year ended September 30, 2023.

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser was $121,199 for the fiscal year ended September 30, 2024 and $121,199 for the fiscal year ended September 30, 2023.

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)

The Registrant has an audit committee that was established by the Board of Trustees of the Registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Registrant’s Audit Committee are Hilary E. Ackermann, Derrick D. Cephas, Paul L. Rosenberg, and David Sung.

(b)	Not applicable.

Item 6. Investments.

(a)

The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the Annual Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Hartford Systematic ETFs
Annual Financial Statements
and Other Information
September 30, 2024
◼Hartford Disciplined US Equity ETF
◼Hartford Longevity Economy ETF
◼Hartford Multifactor Developed Markets (ex-US) ETF
◼Hartford Multifactor Diversified International ETF
◼Hartford Multifactor Emerging Markets ETF
◼Hartford Multifactor International Small Company ETF
◼Hartford Multifactor Small Cap ETF
◼Hartford Multifactor US Equity ETF
◼Hartford US Quality Growth ETF
◼Hartford US Value ETF

Hartford Systematic ETFs
Table of Contents

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
Hartford Disciplined US Equity ETF	3
Hartford Longevity Economy ETF	7
Hartford Multifactor Developed Markets (ex-US) ETF	11
Hartford Multifactor Diversified International ETF	16
Hartford Multifactor Emerging Markets ETF	21
Hartford Multifactor International Small Company ETF	26
Hartford Multifactor Small Cap ETF	30
Hartford Multifactor US Equity ETF	34
Hartford US Quality Growth ETF	38
Hartford US Value ETF	41
Glossary	44
Statements of Assets and Liabilities:
Hartford Disciplined US Equity ETF	45
Hartford Longevity Economy ETF	45
Hartford Multifactor Developed Markets (ex-US) ETF	45
Hartford Multifactor Diversified International ETF	45
Hartford Multifactor Emerging Markets ETF	45
Hartford Multifactor International Small Company ETF	45
Hartford Multifactor Small Cap ETF	45
Hartford Multifactor US Equity ETF	46
Hartford US Quality Growth ETF	46
Hartford US Value ETF	46
Statements of Operations:
Hartford Disciplined US Equity ETF	47
Hartford Longevity Economy ETF	47
Hartford Multifactor Developed Markets (ex-US) ETF	47
Hartford Multifactor Diversified International ETF	47
Hartford Multifactor Emerging Markets ETF	47
Hartford Multifactor International Small Company ETF	47
Hartford Multifactor Small Cap ETF	47
Hartford Multifactor US Equity ETF	48
Hartford US Quality Growth ETF	48
Hartford US Value ETF	48
Statements of Changes in Net Assets:
Hartford Disciplined US Equity ETF	49
Hartford Longevity Economy ETF	49
Hartford Multifactor Developed Markets (ex-US) ETF	50
Hartford Multifactor Diversified International ETF	50
Hartford Multifactor Emerging Markets ETF	51

Hartford Systematic ETFs

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Hartford Disciplined US Equity ETF
Schedule of Investments
September 30, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Automobiles & Components - 1.5%
2,786	Autoliv, Inc.	$260,129
399	General Motors Co.	17,891
3,989	Gentex Corp.	118,433
5,560	Tesla, Inc.*	1,454,663
		1,851,116
	Banks - 1.4%
2,010	Bank of America Corp.	79,757
1,736	Citigroup, Inc.	108,673
4,838	JP Morgan Chase & Co.	1,020,141
739	PNC Financial Services Group, Inc.	136,604
1,452	Truist Financial Corp.	62,102
4,722	Wells Fargo & Co.	266,746
		1,674,023
	Capital Goods - 5.7%
1,582	3M Co.	216,260
169	Acuity Brands, Inc.	46,541
6,510	Allison Transmission Holdings, Inc.	625,416
90	Carlisle Cos., Inc.	40,478
752	Caterpillar, Inc.	294,122
451	CSW Industrials, Inc.	165,242
3,092	Cummins, Inc.	1,001,159
5,576	Donaldson Co., Inc.	410,951
975	Dycom Industries, Inc.*	192,173
838	Eaton Corp. PLC	277,747
1,446	EMCOR Group, Inc.	622,546
3,579	Federal Signal Corp.	334,493
2,681	Ferguson Enterprises, Inc.	532,366
651	General Dynamics Corp.	196,732
1,042	General Electric Co.	196,500
186	Lennox International, Inc.	112,398
765	Lockheed Martin Corp.	447,189
5,523	Mueller Industries, Inc.	409,254
710	Otis Worldwide Corp.	73,797
695	Owens Corning	122,681
3,382	RTX Corp.	409,763
199	Snap-on, Inc.	57,652
439	Trane Technologies PLC	170,653
		6,956,113
	Commercial & Professional Services - 2.0%
3,090	Booz Allen Hamilton Holding Corp.	502,928
675	Broadridge Financial Solutions, Inc.	145,145
103	CACI International, Inc. Class A*	51,970
3,632	Cintas Corp.	747,756
410	Paychex, Inc.	55,018
8,645	Robert Half, Inc.	582,760
1,171	Verisk Analytics, Inc.	313,781
		2,399,358
	Consumer Discretionary Distribution & Retail - 5.2%
21,164	Amazon.com, Inc.*	3,943,488
789	Best Buy Co., Inc.	81,504
787	Dick's Sporting Goods, Inc.	164,247
5,354	eBay, Inc.	348,599
936	Genuine Parts Co.	130,740
1,451	Home Depot, Inc.	587,945
453	LKQ Corp.	18,084
912	Lowe's Cos., Inc.	247,015
909	Murphy USA, Inc.	448,019
742	TJX Cos., Inc.	87,214
761	Tractor Supply Co.	221,398
864	Williams-Sonoma, Inc.	133,851
		6,412,104
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Consumer Durables & Apparel - 0.5%
1,081	Crocs, Inc.*	$156,540
2,073	Ralph Lauren Corp.	401,892
591	Tapestry, Inc.	27,765
		586,197
	Consumer Services - 3.0%
2,020	Airbnb, Inc. Class A*	256,156
125	Booking Holdings, Inc.	526,515
2,005	Chipotle Mexican Grill, Inc.*	115,528
441	Choice Hotels International, Inc.	57,462
860	Darden Restaurants, Inc.	141,152
648	DoorDash, Inc. Class A*	92,489
8,186	H&R Block, Inc.	520,220
1,239	McDonald's Corp.	377,288
6,395	Six Flags Entertainment Corp.	257,783
842	Starbucks Corp.	82,087
3,134	Texas Roadhouse, Inc.	553,464
5,106	Yum! Brands, Inc.	713,359
		3,693,503
	Consumer Staples Distribution & Retail - 1.7%
10,504	Albertsons Cos., Inc. Class A	194,114
2,517	BJ's Wholesale Club Holdings, Inc.*	207,602
871	Costco Wholesale Corp.	772,159
356	Target Corp.	55,486
10,365	Walmart, Inc.	836,974
		2,066,335
	Energy - 4.2%
1,177	Cheniere Energy, Inc.	211,672
7,239	Chevron Corp.	1,066,087
2,267	Chord Energy Corp.	295,231
3,370	ConocoPhillips	354,794
1,556	Diamondback Energy, Inc.	268,254
466	DT Midstream, Inc.	36,656
4,097	EOG Resources, Inc.	503,644
11,039	Exxon Mobil Corp.	1,293,992
15,315	Kinder Morgan, Inc.	338,308
1,449	Marathon Petroleum Corp.	236,057
839	Targa Resources Corp.	124,180
1,874	Valero Energy Corp.	253,046
4,884	Williams Cos., Inc.	222,955
		5,204,876
	Equity Real Estate Investment Trusts (REITs) - 4.2%
5,708	Agree Realty Corp. REIT	429,983
761	AvalonBay Communities, Inc. REIT	171,415
2,060	CubeSmart REIT	110,890
106	EastGroup Properties, Inc. REIT	19,803
1,371	Equity Residential REIT	102,084
965	Essex Property Trust, Inc. REIT	285,080
517	First Industrial Realty Trust, Inc. REIT	28,942
12,640	Gaming & Leisure Properties, Inc. REIT	650,328
9,605	Healthcare Realty Trust, Inc. REIT	174,331
4,883	Iron Mountain, Inc. REIT	580,247
7,643	Lamar Advertising Co. Class A, REIT	1,021,105
6,712	NNN, Inc. REIT	325,465
9,866	Omega Healthcare Investors, Inc. REIT	401,546
604	Rayonier, Inc. REIT	19,437
2,342	Simon Property Group, Inc. REIT	395,845
11,711	STAG Industrial, Inc. REIT	457,783
		5,174,284
	Financial Services - 7.0%
44,740	AGNC Investment Corp. REIT	467,980
845	American Express Co.	229,164
The accompanying notes are an integral part of these financial statements.

3

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
September 30, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Financial Services - 7.0% - (continued)
1,884	Annaly Capital Management, Inc. REIT	$37,812
9,950	Bank of New York Mellon Corp.	715,007
1,253	Berkshire Hathaway, Inc. Class B*	576,706
159	BlackRock, Inc.	150,972
4,125	Cboe Global Markets, Inc.	845,089
238	Coinbase Global, Inc. Class A*	42,404
11,801	Corebridge Financial, Inc.	344,117
112	Evercore, Inc. Class A	28,374
228	Goldman Sachs Group, Inc.	112,885
432	Hamilton Lane, Inc. Class A	72,744
196	Interactive Brokers Group, Inc. Class A	27,315
232	Jack Henry & Associates, Inc.	40,957
19,536	Janus Henderson Group PLC	743,736
486	KKR & Co., Inc.	63,462
530	Lazard, Inc.	26,701
4,409	MGIC Investment Corp.	112,870
1,095	Moody's Corp.	519,676
3,972	Morgan Stanley	414,041
113	Morningstar, Inc.	36,061
94	MSCI, Inc.	54,795
2,964	Nasdaq, Inc.	216,402
288	PayPal Holdings, Inc.*	22,473
13,313	Radian Group, Inc.	461,828
40,111	Rithm Capital Corp. REIT	455,260
677	S&P Global, Inc.	349,752
30,755	Starwood Property Trust, Inc. REIT	626,787
1,979	State Street Corp.	175,082
5,649	T Rowe Price Group, Inc.	615,346
		8,585,798
	Food, Beverage & Tobacco - 4.0%
25,407	Altria Group, Inc.	1,296,773
3,712	Bunge Global SA	358,728
2,086	Campbell Soup Co.	102,047
9,060	Coca-Cola Co.	651,052
119	Coca-Cola Consolidated, Inc.	156,652
2,930	Flowers Foods, Inc.	67,595
1,628	Hershey Co.	312,218
2,572	Ingredion, Inc.	353,470
9,068	PepsiCo, Inc.	1,542,013
		4,840,548
	Health Care Equipment & Services - 3.2%
5,671	Abbott Laboratories	646,551
4,648	Boston Scientific Corp.*	389,502
1,959	GE HealthCare Technologies, Inc.	183,852
323	HCA Healthcare, Inc.	131,277
264	Inspire Medical Systems, Inc.*	55,717
40	Intuitive Surgical, Inc.*	19,651
790	McKesson Corp.	390,592
3,235	Medtronic PLC	291,247
2,343	Quest Diagnostics, Inc.	363,751
1,510	ResMed, Inc.	368,621
272	Stryker Corp.	98,263
168	TransMedics Group, Inc.*	26,376
1,688	UnitedHealth Group, Inc.	986,940
		3,952,340
	Household & Personal Products - 1.7%
8,979	Colgate-Palmolive Co.	932,110
34,201	Kenvue, Inc.	791,069
2,238	Kimberly-Clark Corp.	318,423
		2,041,602
	Insurance - 2.5%
3,220	Aflac, Inc.	359,996
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Insurance - 2.5% - (continued)
6,048	Axis Capital Holdings Ltd.	$481,481
1,939	Chubb Ltd.	559,188
119	Cincinnati Financial Corp.	16,198
807	Fidelity National Financial, Inc.	50,082
1,050	Marsh & McLennan Cos., Inc.	234,244
6,806	Old Republic International Corp.	241,069
1,585	Progressive Corp.	402,210
2,269	Prudential Financial, Inc.	274,776
1,372	Travelers Cos., Inc.	321,213
352	Willis Towers Watson PLC	103,675
		3,044,132
	Materials - 2.1%
1,474	Cabot Corp.	164,749
794	CRH PLC	73,636
571	Ecolab, Inc.	145,793
4,372	Element Solutions, Inc.	118,743
8,948	Knife River Corp.*	799,862
1,068	Packaging Corp. of America	230,047
4,192	RPM International, Inc.	507,232
1,519	Sherwin-Williams Co.	579,757
		2,619,819
	Media & Entertainment - 7.8%
28,447	Alphabet, Inc. Class A	4,717,935
3,759	Electronic Arts, Inc.	539,191
7,021	Fox Corp. Class A	297,199
4,149	Meta Platforms, Inc. Class A	2,375,054
911	Netflix, Inc.*	646,145
5,305	New York Times Co. Class A	295,329
8,918	News Corp. Class A	237,486
3,375	Omnicom Group, Inc.	348,941
990	ROBLOX Corp. Class A*	43,818
		9,501,098
	Pharmaceuticals, Biotechnology & Life Sciences - 7.1%
7,708	AbbVie, Inc.	1,522,176
877	Amgen, Inc.	282,578
15,641	Bristol-Myers Squibb Co.	809,265
437	Danaher Corp.	121,495
1,501	Eli Lilly & Co.	1,329,796
6,937	Gilead Sciences, Inc.	581,598
12,478	Johnson & Johnson	2,022,185
3,370	Merck & Co., Inc.	382,697
1,084	Organon & Co.	20,737
9,358	Pfizer, Inc.	270,821
47	Regeneron Pharmaceuticals, Inc.*	49,408
378	Thermo Fisher Scientific, Inc.	233,819
945	Vertex Pharmaceuticals, Inc.*	439,501
1,330	West Pharmaceutical Services, Inc.	399,213
1,051	Zoetis, Inc.	205,344
		8,670,633
	Semiconductors & Semiconductor Equipment - 10.1%
638	Advanced Micro Devices, Inc.*	104,683
2,666	Applied Materials, Inc.	538,665
9,771	Broadcom, Inc.	1,685,498
211	Cirrus Logic, Inc.*	26,208
571	KLA Corp.	442,188
278	Lam Research Corp.	226,870
247	Monolithic Power Systems, Inc.	228,352
52,342	NVIDIA Corp.	6,356,413
2,094	NXP Semiconductors NV	502,581
3,822	QUALCOMM, Inc.	649,931
831	Skyworks Solutions, Inc.	82,078
The accompanying notes are an integral part of these financial statements.

4

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
September 30, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Semiconductors & Semiconductor Equipment - 10.1% - (continued)
900	Teradyne, Inc.	$120,537
6,988	Texas Instruments, Inc.	1,443,511
		12,407,515
	Software & Services - 12.2%
1,393	Accenture PLC Class A	492,398
330	Adobe, Inc.*	170,867
2,633	Altair Engineering, Inc. Class A*	251,478
936	AppLovin Corp. Class A*	122,195
659	Cadence Design Systems, Inc.*	178,609
280	Cloudflare, Inc. Class A*	22,649
8,502	Cognizant Technology Solutions Corp. Class A	656,184
736	Crowdstrike Holdings, Inc. Class A*	206,426
1,239	Datadog, Inc. Class A*	142,559
24,980	Dropbox, Inc. Class A*	635,241
706	Elastic NV*	54,193
182	Fair Isaac Corp.*	353,721
163	Gartner, Inc.*	82,602
3,235	GoDaddy, Inc. Class A*	507,183
1,395	Guidewire Software, Inc.*	255,201
319	HubSpot, Inc.*	169,580
4,306	International Business Machines Corp.	951,971
474	Intuit, Inc.	294,354
967	Manhattan Associates, Inc.*	272,095
16,150	Microsoft Corp.	6,949,345
1,291	Nutanix, Inc. Class A*	76,492
4,676	Oracle Corp.	796,790
5,510	Palantir Technologies, Inc. Class A*	204,972
508	Palo Alto Networks, Inc.*	173,634
1,363	Salesforce, Inc.	373,067
224	ServiceNow, Inc.*	200,343
795	Smartsheet, Inc. Class A*	44,011
111	Snowflake, Inc. Class A*	12,749
105	Synopsys, Inc.*	53,171
2,347	Varonis Systems, Inc.*	132,606
254	Zscaler, Inc.*	43,419
		14,880,105
	Technology Hardware & Equipment - 7.8%
8,026	Amphenol Corp. Class A	522,974
28,272	Apple, Inc.	6,587,376
6,864	Cisco Systems, Inc.	365,302
3,401	Corning, Inc.	153,555
155	Dell Technologies, Inc. Class C	18,374
5,553	Flex Ltd.*	185,637
4,450	HP, Inc.	159,621
1,435	Juniper Networks, Inc.	55,936
424	Motorola Solutions, Inc.	190,643
6,253	NetApp, Inc.	772,308
3,148	TE Connectivity PLC	475,317
		9,487,043
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.7% - (continued)
	Telecommunication Services - 2.1%
30,193	AT&T, Inc.		$664,246
1,324	T-Mobile U.S., Inc.		273,221
37,363	Verizon Communications, Inc.		1,677,972
			2,615,439
	Transportation - 1.3%
3,376	CH Robinson Worldwide, Inc.		372,609
1,080	FedEx Corp.		295,574
112	JB Hunt Transport Services, Inc.		19,301
259	Old Dominion Freight Line, Inc.		51,448
3,339	Ryder System, Inc.		486,826
5,161	Uber Technologies, Inc.*		387,901
			1,613,659
	Utilities - 1.4%
703	DTE Energy Co.		90,272
1,354	Duke Energy Corp.		156,116
2,239	Edison International		194,995
3,708	NextEra Energy, Inc.		313,437
1,381	NRG Energy, Inc.		125,809
664	OGE Energy Corp.		27,238
5,515	Public Service Enterprise Group, Inc.		491,993
2,923	Southern Co.		263,596
			1,663,456
	Total Common Stocks (cost $101,939,971)		$121,941,096
	Total Investments (cost $101,939,971)	99.7%	$121,941,096
	Other Assets and Liabilities	0.3%	350,825
	Net Assets	100.0%	$122,291,921
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.

Futures Contracts Outstanding at September 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	11	12/20/2024	$319,784	$6,761
Total futures contracts				$6,761
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

5

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
September 30, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$1,851,116	$1,851,116	$—	$—
Banks	1,674,023	1,674,023	—	—
Capital Goods	6,956,113	6,956,113	—	—
Commercial & Professional Services	2,399,358	2,399,358	—	—
Consumer Discretionary Distribution & Retail	6,412,104	6,412,104	—	—
Consumer Durables & Apparel	586,197	586,197	—	—
Consumer Services	3,693,503	3,693,503	—	—
Consumer Staples Distribution & Retail	2,066,335	2,066,335	—	—
Energy	5,204,876	5,204,876	—	—
Equity Real Estate Investment Trusts (REITs)	5,174,284	5,174,284	—	—
Financial Services	8,585,798	8,585,798	—	—
Food, Beverage & Tobacco	4,840,548	4,840,548	—	—
Health Care Equipment & Services	3,952,340	3,952,340	—	—
Household & Personal Products	2,041,602	2,041,602	—	—
Insurance	3,044,132	3,044,132	—	—
Materials	2,619,819	2,619,819	—	—
Media & Entertainment	9,501,098	9,501,098	—	—
Pharmaceuticals, Biotechnology & Life Sciences	8,670,633	8,670,633	—	—
Semiconductors & Semiconductor Equipment	12,407,515	12,407,515	—	—
Software & Services	14,880,105	14,880,105	—	—
Technology Hardware & Equipment	9,487,043	9,487,043	—	—
Telecommunication Services	2,615,439	2,615,439	—	—
Transportation	1,613,659	1,613,659	—	—
Utilities	1,663,456	1,663,456	—	—
Futures Contracts(2)	6,761	6,761	—	—
Total	$121,947,857	$121,947,857	$—	$—

(1)	For the year ended September 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

6

Hartford Longevity Economy ETF
Schedule of Investments
September 30, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Automobiles & Components - 0.9%
888	Ford Motor Co.	$9,377
1,543	General Motors Co.	69,188
87	Thor Industries, Inc.	9,560
278	Winnebago Industries, Inc.	16,155
		104,280
	Banks - 3.7%
1,001	Bank of America Corp.	39,720
754	Citigroup, Inc.	47,200
86	Citizens Financial Group, Inc.	3,532
947	Fifth Third Bancorp	40,570
10	First Citizens BancShares, Inc. Class A	18,410
1,902	Huntington Bancshares, Inc.	27,959
178	JP Morgan Chase & Co.	37,533
245	M&T Bank Corp.	43,639
177	OFG Bancorp	7,951
30	Pathward Financial, Inc.	1,980
238	PNC Financial Services Group, Inc.	43,994
93	Popular, Inc.	9,325
34	Preferred Bank	2,729
1,352	Regions Financial Corp.	31,542
345	Truist Financial Corp.	14,756
674	U.S. Bancorp	30,822
651	Wells Fargo & Co.	36,775
		438,437
	Capital Goods - 2.7%
17	3M Co.	2,324
113	Curtiss-Wright Corp.	37,142
145	General Dynamics Corp.	43,819
120	HEICO Corp.	31,377
122	Honeywell International, Inc.	25,219
54	L3Harris Technologies, Inc.	12,845
120	Lockheed Martin Corp.	70,147
60	Moog, Inc. Class A	12,121
42	Northrop Grumman Corp.	22,179
326	RTX Corp.	39,498
20	TransDigm Group, Inc.	28,543
		325,214
	Commercial & Professional Services - 0.0%
43	Brink's Co.	4,973
	Consumer Discretionary Distribution & Retail - 7.6%
600	Amazon.com, Inc.*	111,798
133	Best Buy Co., Inc.	13,739
297	Buckle, Inc.	13,059
207	Dillard's, Inc. Class A	79,424
1,934	eBay, Inc.	125,923
202	Etsy, Inc.*	11,217
198	Home Depot, Inc.	80,230
957	Kohl's Corp.	20,193
324	Lowe's Cos., Inc.	87,755
4,123	Macy's, Inc.	64,690
3,976	Nordstrom, Inc.	89,420
536	Ollie's Bargain Outlet Holdings, Inc.*	52,099
140	Ross Stores, Inc.	21,071
636	TJX Cos., Inc.	74,755
81	Tractor Supply Co.	23,565
603	Upbound Group, Inc.	19,290
106	Williams-Sonoma, Inc.	16,422
		904,650
	Consumer Durables & Apparel - 1.7%
148	Acushnet Holdings Corp.	9,435
26	Columbia Sportswear Co.	2,163
74	DR Horton, Inc.	14,117
158	Garmin Ltd.	27,813
350	Kontoor Brands, Inc.	28,623
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Consumer Durables & Apparel - 1.7% - (continued)
298	La-Z-Boy, Inc.	$12,793
807	Newell Brands, Inc.	6,198
4	NVR, Inc.*	39,247
218	PulteGroup, Inc.	31,290
349	Steven Madden Ltd.	17,097
164	Vista Outdoor, Inc.*	6,425
22	Whirlpool Corp.	2,354
129	Worthington Enterprises, Inc.	5,347
		202,902
	Consumer Services - 2.4%
56	Airbnb, Inc. Class A*	7,101
18	Booking Holdings, Inc.	75,818
149	Frontdoor, Inc.*	7,151
115	Grand Canyon Education, Inc.*	16,313
405	H&R Block, Inc.	25,738
103	Hilton Worldwide Holdings, Inc.	23,741
13	McDonald's Corp.	3,959
401	Monarch Casino & Resort, Inc.	31,787
258	Perdoceo Education Corp.	5,738
127	Royal Caribbean Cruises Ltd.	22,525
282	Six Flags Entertainment Corp.	11,367
256	Stride, Inc.*	21,839
42	Travel & Leisure Co.	1,935
246	Yum! Brands, Inc.	34,369
		289,381
	Consumer Staples Distribution & Retail - 3.8%
2,589	Albertsons Cos., Inc. Class A	47,845
273	BJ's Wholesale Club Holdings, Inc.*	22,517
13	Casey's General Stores, Inc.	4,884
67	Costco Wholesale Corp.	59,397
271	Ingles Markets, Inc. Class A	20,217
1,097	Kroger Co.	62,858
239	PriceSmart, Inc.	21,935
126	Sprouts Farmers Market, Inc.*	13,912
426	Sysco Corp.	33,254
289	Target Corp.	45,043
723	Walgreens Boots Alliance, Inc.	6,478
1,167	Walmart, Inc.	94,235
368	Weis Markets, Inc.	25,366
		457,941
	Equity Real Estate Investment Trusts (REITs) - 2.0%
97	AvalonBay Communities, Inc. REIT	21,849
108	CareTrust, Inc. REIT	3,333
206	Equity Residential REIT	15,339
376	Iron Mountain, Inc. REIT	44,680
187	Lamar Advertising Co. Class A, REIT	24,983
82	LTC Properties, Inc. REIT	3,009
212	National Health Investors, Inc. REIT	17,821
167	Realty Income Corp. REIT	10,591
120	Simon Property Group, Inc. REIT	20,282
1,457	Sunstone Hotel Investors, Inc. REIT	15,036
53	Urban Edge Properties REIT	1,134
160	Ventas, Inc. REIT	10,261
566	VICI Properties, Inc. REIT	18,853
272	Welltower, Inc. REIT	34,824
		241,995
	Financial Services - 5.1%
7	Affiliated Managers Group, Inc.	1,245
111	American Express Co.	30,103
32	Ameriprise Financial, Inc.	15,034
30	Apollo Global Management, Inc.	3,747
802	Bank of New York Mellon Corp.	57,632
113	Berkshire Hathaway, Inc. Class B*	52,009
21	BlackRock, Inc.	19,940
124	Capital One Financial Corp.	18,566
The accompanying notes are an integral part of these financial statements.

7

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
September 30, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Financial Services - 5.1% - (continued)
165	Donnelley Financial Solutions, Inc.*	$10,862
315	Equitable Holdings, Inc.	13,239
26	Evercore, Inc. Class A	6,587
144	Federated Hermes, Inc.	5,295
109	Goldman Sachs Group, Inc.	53,967
29	Houlihan Lokey, Inc.	4,583
82	Intercontinental Exchange, Inc.	13,172
137	Jackson Financial, Inc. Class A	12,498
635	Janus Henderson Group PLC	24,174
181	Jefferies Financial Group, Inc.	11,141
100	Moody's Corp.	47,459
396	Morgan Stanley	41,279
11	Morningstar, Inc.	3,510
5	Piper Sandler Cos.	1,419
74	PJT Partners, Inc. Class A	9,867
534	PROG Holdings, Inc.	25,894
98	Raymond James Financial, Inc.	12,001
34	S&P Global, Inc.	17,565
400	State Street Corp.	35,388
131	Stifel Financial Corp.	12,301
34	StoneX Group, Inc.*	2,784
470	Synchrony Financial	23,444
133	T Rowe Price Group, Inc.	14,488
74	Victory Capital Holdings, Inc. Class A	4,100
		605,293
	Food, Beverage & Tobacco - 1.8%
471	Cal-Maine Foods, Inc.	35,250
780	Coca-Cola Co.	56,051
9	Coca-Cola Consolidated, Inc.	11,847
763	Flowers Foods, Inc.	17,602
150	General Mills, Inc.	11,077
115	Hershey Co.	22,055
70	Mondelez International, Inc. Class A	5,157
241	PepsiCo, Inc.	40,982
597	WK Kellogg Co.	10,215
		210,236
	Health Care Equipment & Services - 8.7%
343	Abbott Laboratories	39,105
157	Addus HomeCare Corp.*	20,886
573	Amedisys, Inc.*	55,300
967	Axonics, Inc.*	67,303
71	Becton Dickinson & Co.	17,118
710	Boston Scientific Corp.*	59,498
64	Cardinal Health, Inc.	7,073
121	Cencora, Inc.	27,235
409	Centene Corp.*	30,790
35	Chemed Corp.	21,034
130	Cigna Group	45,037
56	CorVel Corp.*	18,306
26	CVS Health Corp.	1,635
172	Doximity, Inc. Class A*	7,494
156	Elevance Health, Inc.	81,120
255	Encompass Health Corp.	24,643
135	HCA Healthcare, Inc.	54,868
575	Hims & Hers Health, Inc.*	10,591
173	Hologic, Inc.*	14,093
108	Humana, Inc.	34,208
24	IDEXX Laboratories, Inc.*	12,125
78	Intuitive Surgical, Inc.*	38,319
78	Lantheus Holdings, Inc.*	8,561
61	LeMaitre Vascular, Inc.	5,666
135	McKesson Corp.	66,747
392	Medtronic PLC	35,292
183	Merit Medical Systems, Inc.*	18,086
848	Patterson Cos., Inc.	18,520
348	Premier, Inc. Class A	6,960
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Health Care Equipment & Services - 8.7% - (continued)
119	Quest Diagnostics, Inc.	$18,475
110	ResMed, Inc.	26,853
24	STERIS PLC	5,821
127	Stryker Corp.	45,880
116	UnitedHealth Group, Inc.	67,823
51	Veeva Systems, Inc. Class A*	10,703
124	Zimmer Biomet Holdings, Inc.	13,386
		1,036,554
	Household & Personal Products - 1.8%
49	BellRing Brands, Inc.*	2,975
145	Church & Dwight Co., Inc.	15,184
887	Colgate-Palmolive Co.	92,080
186	Edgewell Personal Care Co.	6,759
920	Kenvue, Inc.	21,280
270	Kimberly-Clark Corp.	38,416
231	Procter & Gamble Co.	40,009
		216,703
	Insurance - 1.6%
165	Aflac, Inc.	18,447
13	Allstate Corp.	2,465
95	American International Group, Inc.	6,957
67	Arch Capital Group Ltd.*	7,496
79	Axis Capital Holdings Ltd.	6,289
100	Chubb Ltd.	28,839
170	Cincinnati Financial Corp.	23,140
3	Markel Group, Inc.*	4,706
119	MetLife, Inc.	9,815
436	Old Republic International Corp.	15,443
93	Progressive Corp.	23,600
260	Prudential Financial, Inc.	31,486
156	Unum Group	9,273
		187,956
	Media & Entertainment - 10.2%
702	Alphabet, Inc. Class A	116,427
3,967	Cargurus, Inc.*	119,129
6,067	Cars.com, Inc.*	101,683
24	Charter Communications, Inc. Class A*	7,778
107	Cinemark Holdings, Inc.*	2,979
1,433	Comcast Corp. Class A	59,857
343	Electronic Arts, Inc.	49,200
1,315	Endeavor Group Holdings, Inc. Class A(1)	37,556
316	Fox Corp. Class A	13,376
920	IAC, Inc.*	49,514
365	John Wiley & Sons, Inc. Class A	17,611
30	Live Nation Entertainment, Inc.*	3,285
439	Madison Square Garden Entertainment Corp.*	18,671
131	Madison Square Garden Sports Corp.*	27,282
2,314	Match Group, Inc.*	87,562
221	Meta Platforms, Inc. Class A	126,509
86	Netflix, Inc.*	60,997
492	New York Times Co. Class A	27,390
2,008	Pinterest, Inc. Class A*	64,999
4,706	Snap, Inc. Class A*	50,354
4,735	TripAdvisor, Inc.*	68,610
44	Walt Disney Co.	4,232
2,843	Yelp, Inc.*	99,733
		1,214,734
	Pharmaceuticals, Biotechnology & Life Sciences - 9.3%
237	AbbVie, Inc.	46,803
318	Agilent Technologies, Inc.	47,217
124	Amgen, Inc.	39,954
19	ANI Pharmaceuticals, Inc.*	1,134
715	Bristol-Myers Squibb Co.	36,994
317	Catalyst Pharmaceuticals, Inc.*	6,302
969	Collegium Pharmaceutical, Inc.*	37,442
The accompanying notes are an integral part of these financial statements.

8

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
September 30, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 9.3% - (continued)
1,069	Corcept Therapeutics, Inc.*	$49,473
75	Danaher Corp.	20,851
80	Eli Lilly & Co.	70,875
856	Exelixis, Inc.*	22,213
703	Gilead Sciences, Inc.	58,940
366	Incyte Corp.*	24,193
290	Intra-Cellular Therapies, Inc.*	21,219
569	Johnson & Johnson	92,212
558	Merck & Co., Inc.	63,366
52	Mettler-Toledo International, Inc.*	77,984
1,982	Organon & Co.	37,916
951	Pfizer, Inc.	27,522
58	Prestige Consumer Healthcare, Inc.*	4,182
66	Regeneron Pharmaceuticals, Inc.*	69,382
75	Thermo Fisher Scientific, Inc.	46,393
92	United Therapeutics Corp.*	32,968
170	Vertex Pharmaceuticals, Inc.*	79,064
777	Viatris, Inc.	9,021
64	Waters Corp.*	23,033
280	Zoetis, Inc.	54,706
		1,101,359
	Real Estate Management & Development - 0.0%
36	CBRE Group, Inc. Class A*	4,481
	Semiconductors & Semiconductor Equipment - 12.0%
141	Advanced Micro Devices, Inc.*	23,135
340	Analog Devices, Inc.	78,258
374	Broadcom, Inc.	64,515
678	Cirrus Logic, Inc.*	84,214
544	Credo Technology Group Holding Ltd.*	16,755
707	Diodes, Inc.*	45,312
97	First Solar, Inc.*	24,196
364	Impinj, Inc.*	78,813
1,121	Intel Corp.	26,299
327	MACOM Technology Solutions Holdings, Inc.*	36,382
53	Marvell Technology, Inc.	3,822
1,095	Microchip Technology, Inc.	87,918
460	Micron Technology, Inc.	47,707
101	Monolithic Power Systems, Inc.	93,375
960	NVIDIA Corp.	116,582
444	NXP Semiconductors NV	106,564
604	ON Semiconductor Corp.*	43,856
418	Power Integrations, Inc.	26,802
296	Qorvo, Inc.*	30,577
649	QUALCOMM, Inc.	110,363
661	Semtech Corp.*	30,181
506	Skyworks Solutions, Inc.	49,978
311	SMART Global Holdings, Inc.*	6,515
536	Texas Instruments, Inc.	110,722
380	Universal Display Corp.	79,762
		1,422,603
	Software & Services - 12.5%
441	ACI Worldwide, Inc.*	22,447
1,779	Adeia, Inc.	21,188
31	Adobe, Inc.*	16,051
127	Agilysys, Inc.*	13,839
468	Alkami Technology, Inc.*	14,761
55	ANSYS, Inc.*	17,525
515	Appian Corp. Class A*	17,582
77	AppLovin Corp. Class A*	10,052
111	Autodesk, Inc.*	30,578
3,131	AvePoint, Inc.*	36,852
622	Box, Inc. Class A*	20,358
111	Cadence Design Systems, Inc.*	30,084
628	CommVault Systems, Inc.*	96,618
121	Crowdstrike Holdings, Inc. Class A*	33,937
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Software & Services - 12.5% - (continued)
108	DocuSign, Inc.*	$6,706
1,090	Dolby Laboratories, Inc. Class A	83,418
42	Fair Isaac Corp.*	81,628
912	Fortinet, Inc.*	70,726
1,662	Gen Digital, Inc.	45,589
173	GoDaddy, Inc. Class A*	27,123
57	Intuit, Inc.	35,397
14	Manhattan Associates, Inc.*	3,939
233	Microsoft Corp.	100,260
664	Oracle Corp.	113,146
160	Palo Alto Networks, Inc.*	54,688
1,190	Progress Software Corp.	80,170
158	PTC, Inc.*	28,544
303	Qualys, Inc.*	38,923
18	Roper Technologies, Inc.	10,016
101	ServiceNow, Inc.*	90,333
307	Squarespace, Inc. Class A*	14,254
50	Synopsys, Inc.*	25,320
680	Tenable Holdings, Inc.*	27,554
628	Teradata Corp.*	19,054
42	Tyler Technologies, Inc.*	24,516
893	Varonis Systems, Inc.*	50,454
43	VeriSign, Inc.*	8,168
1,223	Zeta Global Holdings Corp. Class A*	36,482
28	Zscaler, Inc.*	4,786
2,803	Zuora, Inc. Class A*	24,162
		1,487,228
	Technology Hardware & Equipment - 8.0%
430	Apple, Inc.	100,190
246	Avnet, Inc.	13,360
841	Dell Technologies, Inc. Class C	99,692
5,021	Hewlett Packard Enterprise Co.	102,730
2,693	HP, Inc.	96,598
808	NetApp, Inc.	99,796
1,893	Pure Storage, Inc. Class A*	95,104
978	Seagate Technology Holdings PLC	107,121
132	Super Micro Computer, Inc.*	54,965
221	TE Connectivity PLC	33,369
1,401	Western Digital Corp.*	95,674
4,635	Xerox Holdings Corp.	48,111
		946,710
	Telecommunication Services - 1.5%
2,714	AT&T, Inc.	59,708
352	T-Mobile U.S., Inc.	72,639
1,003	Verizon Communications, Inc.	45,045
		177,392
	Transportation - 0.4%
568	Uber Technologies, Inc.*	42,691
	Utilities - 2.2%
82	Ameren Corp.	7,172
169	American Electric Power Co., Inc.	17,339
121	Consolidated Edison, Inc.	12,600
81	DTE Energy Co.	10,401
333	Duke Energy Corp.	38,395
145	Edison International	12,628
229	Entergy Corp.	30,139
427	FirstEnergy Corp.	18,937
49	NRG Energy, Inc.	4,464
763	PPL Corp.	25,240
348	Public Service Enterprise Group, Inc.	31,045
105	Sempra	8,781
The accompanying notes are an integral part of these financial statements.

9

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
September 30, 2024

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.9% - (continued)
	Utilities - 2.2% - (continued)
442	Southern Co.		$39,860
47	WEC Energy Group, Inc.		4,520
			261,521
	Total Common Stocks (cost $10,014,190)		$11,885,234
SHORT-TERM INVESTMENTS - 0.3%
	Securities Lending Collateral - 0.3%
5,709	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.85%(2)		$5,709
19,027	HSBC U.S. Government Money Market Fund, Institutional Class, 4.86%(2)		19,027
5,708	Invesco Government & Agency Portfolio, Institutional Class, 4.84%(2)		5,708
5,708	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.85%(2)		5,708
	Total Short-Term Investments (cost $36,152)		$36,152
	Total Investments (cost $10,050,342)	100.2%	$11,921,386
	Other Assets and Liabilities	(0.2)%	(22,995)
	Net Assets	100.0%	$11,898,391
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$104,280	$104,280	$—	$—
Banks	438,437	438,437	—	—
Capital Goods	325,214	325,214	—	—
Commercial & Professional Services	4,973	4,973	—	—
Consumer Discretionary Distribution & Retail	904,650	904,650	—	—
Consumer Durables & Apparel	202,902	202,902	—	—
Consumer Services	289,381	289,381	—	—
Consumer Staples Distribution & Retail	457,941	457,941	—	—
Equity Real Estate Investment Trusts (REITs)	241,995	241,995	—	—
Financial Services	605,293	605,293	—	—
Food, Beverage & Tobacco	210,236	210,236	—	—
Health Care Equipment & Services	1,036,554	1,036,554	—	—
Household & Personal Products	216,703	216,703	—	—
Insurance	187,956	187,956	—	—
Media & Entertainment	1,214,734	1,214,734	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,101,359	1,101,359	—	—
Real Estate Management & Development	4,481	4,481	—	—
Semiconductors & Semiconductor Equipment	1,422,603	1,422,603	—	—
Software & Services	1,487,228	1,487,228	—	—
Technology Hardware & Equipment	946,710	946,710	—	—
Telecommunication Services	177,392	177,392	—	—
Transportation	42,691	42,691	—	—
Utilities	261,521	261,521	—	—
Short-Term Investments	36,152	36,152	—	—
Total	$11,921,386	$11,921,386	$—	$—

(1)	For the year ended September 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

10

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments
September 30, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Australia - 10.1%
426,881	AGL Energy Ltd.	$3,503,440
133,081	Ampol Ltd.	2,818,681
378,242	ANZ Group Holdings Ltd.	7,998,119
1,450,643	Aurizon Holdings Ltd.	3,552,535
268,564	Bendigo & Adelaide Bank Ltd.	2,170,585
151,540	BHP Group Ltd.	4,831,816
359,615	BlueScope Steel Ltd.	5,538,522
557,910	Brambles Ltd.	7,365,565
17,183	Cochlear Ltd.	3,362,713
500,874	Coles Group Ltd.	6,275,515
264,522	Computershare Ltd.	4,637,353
66,556	EBOS Group Ltd.	1,530,394
939,868	Endeavour Group Ltd.	3,273,209
468,929	Insurance Australia Group Ltd.	2,394,352
77,537	JB Hi-Fi Ltd.	4,300,077
1,265,392	Medibank Pvt Ltd.	3,204,211
218,127	Orica Ltd.	2,807,091
439,032	Origin Energy Ltd.	3,048,831
27,671	Pro Medicus Ltd.	3,421,823
441,618	QBE Insurance Group Ltd.	5,067,403
68,738	Rio Tinto PLC	4,885,766
203,568	Santos Ltd.	991,402
303,890	Sonic Healthcare Ltd.	5,740,731
442,232	Stockland REIT	1,607,624
20,360	Suncorp Group Ltd.	255,517
2,558,048	Telstra Group Ltd.	6,885,628
87,559	Wesfarmers Ltd.	4,278,205
1,295,610	Whitehaven Coal Ltd.	6,489,551
130,963	Woolworths Group Ltd.	3,025,492
		115,262,151
	Austria - 0.3%
19,104	ANDRITZ AG	1,357,083
65,976	Mondi PLC	1,257,541
63,551	Raiffeisen Bank International AG	1,266,740
		3,881,364
	Belgium - 1.0%
4,717	Ackermans & van Haaren NV	1,003,923
40,622	Ageas SA	2,172,510
44,209	UCB SA	7,992,994
		11,169,427
	Canada - 14.4%
38,111	Alimentation Couche-Tard, Inc.	2,109,300
155,083	AltaGas Ltd.	3,843,354
74,089	Bank of Montreal	6,692,936
41,495	Bank of Nova Scotia(1)	2,263,419
73,886	Barrick Gold Corp.	1,469,593
43,330	Canadian Imperial Bank of Commerce(1)	2,660,836
1,624	Canadian National Railway Co.	190,379
50,873	CCL Industries, Inc. Class B	3,104,836
71,718	Celestica, Inc.*	3,666,224
47,978	CGI, Inc.*	5,526,730
731	Constellation Software, Inc.	2,380,843
31,050	Descartes Systems Group, Inc.*	3,196,908
87,318	Dollarama, Inc.	8,954,466
90,373	Element Fleet Management Corp.	1,923,926
48,345	Emera, Inc.	1,907,032
8,935	Fairfax Financial Holdings Ltd.	11,294,298
97,350	Fortis, Inc.	4,428,112
25,107	George Weston Ltd.	4,218,727
99,547	Gildan Activewear, Inc.	4,690,893
191,112	Great-West Lifeco, Inc.	6,524,361
143,597	Hydro One Ltd.(2)	4,983,032
45,563	iA Financial Corp., Inc.	3,780,756
81,919	Imperial Oil Ltd.	5,769,712
20,362	Intact Financial Corp.	3,914,291
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Canada - 14.4% - (continued)
29,626	Kinross Gold Corp.	$277,299
69,849	Loblaw Cos. Ltd.	9,310,787
254,595	Manulife Financial Corp.	7,532,597
82,468	Metro, Inc.	5,218,690
24,037	National Bank of Canada(1)	2,272,835
33,574	Nutrien Ltd.	1,615,141
37,368	Open Text Corp.	1,245,277
129,337	Power Corp. of Canada(1)	4,084,175
23,393	RB Global, Inc.	1,882,903
18,330	Restaurant Brands International, Inc.	1,324,124
74,278	Royal Bank of Canada	9,280,970
86,206	Saputo, Inc.	1,862,655
52,089	Stantec, Inc.	4,193,493
62,745	Sun Life Financial, Inc.	3,643,618
99,848	Suncor Energy, Inc.	3,689,561
19,683	Thomson Reuters Corp.	3,361,095
48,595	TMX Group Ltd.	1,524,810
24,021	Toromont Industries Ltd.	2,347,424
		164,162,418
	China - 1.3%
2,011,000	BOC Hong Kong Holdings Ltd.	6,446,592
491,000	SITC International Holdings Co. Ltd.	1,327,454
3,769,600	Yangzijiang Shipbuilding Holdings Ltd.	7,203,994
		14,978,040
	Denmark - 1.7%
6,488	AP Moller - Maersk AS Class B	10,937,178
68,342	Novo Nordisk AS Class B	8,050,226
		18,987,404
	Finland - 2.2%
7,633	Elisa OYJ	405,666
91,793	Fortum OYJ(1)	1,515,683
29,833	Kesko OYJ Class B	638,101
98,966	Kone OYJ Class B	5,931,220
21,694	Konecranes OYJ	1,631,861
2,303,851	Nokia OYJ ADR(1)	10,067,829
38,917	Orion OYJ Class B	2,137,788
96,610	Valmet OYJ(1)	3,100,950
		25,429,098
	France - 5.0%
4,412	Air Liquide SA	853,135
54,394	BNP Paribas SA	3,736,481
32,433	Cie de Saint-Gobain SA	2,958,007
257,203	Cie Generale des Etablissements Michelin SCA	10,465,897
66,084	Danone SA	4,819,025
200,778	Engie SA	3,476,575
14,553	EssilorLuxottica SA	3,453,024
969,493	Orange SA	11,128,400
28,844	Thales SA	4,588,877
118,295	TotalEnergies SE	7,723,355
31,854	Vinci SA	3,740,819
		56,943,595
	Germany - 3.7%
22,028	Allianz SE	7,252,385
71,964	Bayerische Motoren Werke AG	6,359,377
27,204	Commerzbank AG	501,716
7,322	Daimler Truck Holding AG	274,815
11,241	Deutsche Boerse AG	2,643,341
32,710	Deutsche Post AG	1,461,335
75,355	Deutsche Telekom AG	2,219,398
144,183	E.ON SE	2,149,026
66,814	Heidelberg Materials AG	7,277,816
44,894	Mercedes-Benz Group AG	2,908,034
15,828	Merck KGaA	2,791,045
The accompanying notes are an integral part of these financial statements.

11

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
September 30, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Germany - 3.7% - (continued)
9,413	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	$5,192,810
15,775	RWE AG	575,354
		41,606,452
	Hong Kong - 2.5%
1,589,500	CK Asset Holdings Ltd.	6,998,507
339,480	CLP Holdings Ltd.	3,009,102
383,300	Hang Seng Bank Ltd.	4,823,634
398,000	Henderson Land Development Co. Ltd.	1,270,731
1,284,000	HKT Trust & HKT Ltd.	1,644,776
11,326	Jardine Matheson Holdings Ltd.	442,393
1,259,591	Sino Land Co. Ltd.	1,383,239
504,000	Sun Hung Kai Properties Ltd.	5,550,975
4,551,792	WH Group Ltd.(2)	3,609,789
		28,733,146
	Ireland - 0.3%
331,931	Bank of Ireland Group PLC	3,715,630
	Israel - 2.9%
617,469	Bank Hapoalim BM	6,190,128
674,096	Bank Leumi Le-Israel BM	6,603,774
1,243,124	Bezeq The Israeli Telecommunication Corp. Ltd.	1,432,381
18,493	Check Point Software Technologies Ltd.*	3,565,635
8,225	FIBI Holdings Ltd.	361,973
37,576	First International Bank of Israel Ltd.	1,556,701
99,067	ICL Group Ltd.	422,933
1,114	Israel Corp. Ltd.	242,884
670,857	Israel Discount Bank Ltd. Class A	3,760,349
16,994	Matrix IT Ltd.	325,516
66,144	Mizrahi Tefahot Bank Ltd.	2,587,293
802,773	Oil Refineries Ltd.	207,400
47,483	Phoenix Financial Ltd.	536,142
84,746	Shufersal Ltd.	754,118
93,327	Tower Semiconductor Ltd.*	4,132,311
		32,679,538
	Italy - 2.2%
526,470	Banca Monte dei Paschi di Siena SpA	3,044,772
60,238	Buzzi SpA	2,406,785
61,027	Eni SpA	931,870
69,712	Generali	2,018,964
15,369	Leonardo SpA	343,395
448,554	Poste Italiane SpA(2)	6,302,665
40,095	Prysmian SpA	2,917,572
38,825	Recordati Industria Chimica e Farmaceutica SpA	2,201,197
391,186	Unipol Gruppo SpA	4,658,343
		24,825,563
	Japan - 20.9%
124,400	Air Water, Inc.	1,749,375
81,082	Alfresa Holdings Corp.	1,278,810
33,500	Asahi Kasei Corp.	253,405
102,993	Bridgestone Corp.	3,960,161
210,500	Brother Industries Ltd.	4,091,093
263,703	Canon, Inc.	8,670,269
163,500	Chiba Bank Ltd.	1,317,350
68,800	Chubu Electric Power Co., Inc.	808,535
97,700	COMSYS Holdings Corp.	2,134,455
385,300	Concordia Financial Group Ltd.	2,133,372
190,400	Dai Nippon Printing Co. Ltd.	3,396,957
7,000	Daito Trust Construction Co. Ltd.	851,999
214,100	Daiwa House Industry Co. Ltd.	6,743,012
151,100	ENEOS Holdings, Inc.	822,578
24,000	Fuji Soft, Inc.	1,513,423
116,760	FUJIFILM Holdings Corp.	3,010,423
11,000	Fujitsu Ltd.	225,745
185,700	Haseko Corp.	2,430,951
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Japan - 20.9% - (continued)
7,500	Horiba Ltd.	$489,933
38,000	Isuzu Motors Ltd.	512,989
1,162	Japan Metropolitan Fund Invest REIT	784,740
456,400	Japan Post Bank Co. Ltd.	4,269,178
537,681	Japan Post Holdings Co. Ltd.	5,134,733
231,400	Japan Post Insurance Co. Ltd.	4,212,567
134,400	Japan Tobacco, Inc.	3,926,577
47,300	Kajima Corp.	884,726
321,300	Kansai Electric Power Co., Inc.	5,323,553
1,128	KDX Realty Investment Corp. REIT	1,192,349
12,500	Kewpie Corp.	312,850
111,300	Kinden Corp.	2,451,028
131,300	Kirin Holdings Co. Ltd.	2,006,584
274,900	Kuraray Co. Ltd.	4,073,340
142,000	Kyowa Kirin Co. Ltd.	2,508,627
472,800	Kyushu Electric Power Co., Inc.	5,164,639
143,300	Kyushu Railway Co.	4,142,516
24,100	McDonald's Holdings Co. Japan Ltd.	1,152,433
663,400	Mebuki Financial Group, Inc.	2,664,453
107,350	Medipal Holdings Corp.	1,869,094
101,132	MEIJI Holdings Co. Ltd.	2,538,198
392,600	Mitsubishi Chemical Group Corp.	2,522,093
64,700	Mitsubishi Gas Chemical Co., Inc.	1,252,703
51,200	Mitsubishi UFJ Financial Group, Inc.	520,268
327,500	Mizuho Financial Group, Inc.	6,722,176
186,700	MS&AD Insurance Group Holdings, Inc.	4,346,414
97,617	NEC Corp.	9,383,625
21,000	NH Foods Ltd.	782,949
100,800	Nihon Kohden Corp.	1,498,893
39,500	NIPPON EXPRESS HOLDINGS, Inc.	2,082,421
127,900	Niterra Co. Ltd.	3,572,151
36,700	Nomura Real Estate Holdings, Inc.	982,926
301,500	Oji Holdings Corp.	1,209,878
449,000	Ono Pharmaceutical Co. Ltd.	6,000,164
220,346	Osaka Gas Co. Ltd.	4,966,412
25,700	Otsuka Corp.	636,751
169,500	Otsuka Holdings Co. Ltd.	9,578,219
304,600	Resona Holdings, Inc.	2,124,364
406,800	Ricoh Co. Ltd.	4,386,808
245,100	Santen Pharmaceutical Co. Ltd.	2,972,077
115,000	Sanwa Holdings Corp.	3,034,990
124,700	SCSK Corp.	2,580,045
1,800	Secom Co. Ltd.	66,619
214,900	Seiko Epson Corp.	3,965,524
254,065	Sekisui Chemical Co. Ltd.	3,963,549
183,348	Sekisui House Ltd.	5,093,855
142,500	Shionogi & Co. Ltd.	2,045,748
259,200	Skylark Holdings Co. Ltd.	4,186,812
1,946,000	SoftBank Corp.	2,546,779
226,500	Sohgo Security Services Co. Ltd.	1,638,895
166,900	Sompo Holdings, Inc.	3,734,948
197,193	Subaru Corp.	3,421,651
215,100	Sumitomo Mitsui Financial Group, Inc.	4,578,995
146,500	Sumitomo Mitsui Trust Holdings, Inc.	3,473,025
34,700	Suntory Beverage & Food Ltd.	1,308,528
113,200	Taiheiyo Cement Corp.	2,666,183
621,700	Takashimaya Co. Ltd.	4,967,863
95,800	Takeda Pharmaceutical Co. Ltd.	2,747,954
36,100	TIS, Inc.	921,428
467,900	Tohoku Electric Power Co., Inc.	4,484,696
17,600	Tokio Marine Holdings, Inc.	643,635
28,196	Tokyo Gas Co. Ltd.	657,788
41,700	Tokyo Tatemono Co. Ltd.	669,491
114,900	Tosoh Corp.	1,536,659
34,219	Toyo Suisan Kaisha Ltd.	2,236,531
The accompanying notes are an integral part of these financial statements.

12

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
September 30, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Japan - 20.9% - (continued)
118,980	Yamazaki Baking Co. Ltd.	$2,366,874
106,300	Yokogawa Electric Corp.	2,716,209
		238,803,586
	Netherlands - 2.4%
321,303	Koninklijke Ahold Delhaize NV	11,127,057
2,112,216	Koninklijke KPN NV	8,649,078
41,891	Wolters Kluwer NV	7,073,647
		26,849,782
	New Zealand - 0.4%
342,588	Arvida Group Ltd.	364,013
139,172	Contact Energy Ltd.	723,439
69,918	Fisher & Paykel Healthcare Corp. Ltd.	1,545,865
140,964	Infratil Ltd.	1,098,682
668,636	Spark New Zealand Ltd.(1)	1,308,103
		5,040,102
	Norway - 1.7%
28,295	Aker BP ASA	607,665
379,527	Equinor ASA	9,610,103
187,468	Hoegh Autoliners ASA	2,422,410
4,956	Kongsberg Gruppen ASA	485,594
202,781	Orkla ASA	1,914,672
15,480	SpareBank 1 SMN	225,542
257,439	Telenor ASA	3,299,670
92,084	Wallenius Wilhelmsen ASA	1,085,846
		19,651,502
	Portugal - 0.2%
75,820	Galp Energia SGPS SA	1,421,598
60,769	Jeronimo Martins SGPS SA	1,196,367
		2,617,965
	Singapore - 3.1%
95,014	BW LPG Ltd.(2)	1,357,646
1,079,800	ComfortDelGro Corp. Ltd.	1,271,839
105,609	DBS Group Holdings Ltd.	3,134,495
255,702	Hafnia Ltd.	1,823,209
672,952	Oversea-Chinese Banking Corp. Ltd.	7,926,346
1,259,500	Singapore Airlines Ltd.	6,680,655
759,400	Singapore Technologies Engineering Ltd.	2,760,377
329,600	United Overseas Bank Ltd.	8,270,852
142,900	Venture Corp. Ltd.	1,564,989
		34,790,408
	Spain - 0.3%
30,132	Iberdrola SA	467,104
31,021	Industria de Diseno Textil SA	1,839,760
33,603	Repsol SA	444,219
145,442	Telefonica SA	713,561
		3,464,644
	Sweden - 2.5%
102,592	Billerud Aktiebolag	1,179,090
82,179	Essity AB Class B	2,569,158
16,587	Loomis AB	546,213
207,158	Securitas AB Class B	2,634,282
35,701	Skandinaviska Enskilda Banken AB Class A	546,789
201,138	SKF AB Class B	4,008,235
48,579	Swedish Orphan Biovitrum AB*	1,567,126
409,099	Tele2 AB Class B	4,637,203
479,841	Telefonaktiebolaget LM Ericsson Class B(1)	3,631,731
1,122,641	Telia Co. AB	3,637,071
124,068	Volvo AB Class B	3,282,663
		28,239,561
	Switzerland - 3.1%
7,225	ABB Ltd.	419,599
148	Givaudan SA	814,083
92,179	Novartis AG	10,616,075
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6% - (continued)
	Switzerland - 3.1% - (continued)
5,381	Schindler Holding AG	$1,534,148
57,954	SGS SA	6,481,394
16,005	Swisscom AG	10,482,796
7,271	Zurich Insurance Group AG	4,394,234
		34,742,329
	United Kingdom - 11.4%
71,089	Associated British Foods PLC	2,224,636
125,237	AstraZeneca PLC ADR	9,757,215
604,128	Aviva PLC	3,918,836
59,562	B&M European Value Retail SA	331,718
604,624	BAE Systems PLC	10,036,273
894,630	BT Group PLC	1,774,817
139,302	Bunzl PLC	6,603,372
851,000	CK Hutchison Holdings Ltd.	4,897,290
38,363	Coca-Cola Europacific Partners PLC	3,021,086
46,957	DCC PLC	3,209,123
98,968	Diageo PLC	3,455,499
355,772	DS Smith PLC	2,203,777
1,201,265	HSBC Holdings PLC	10,782,926
336,004	Imperial Brands PLC	9,793,683
55,109	Intertek Group PLC	3,814,293
112,325	Investec PLC	857,296
1,220,920	Kingfisher PLC	5,273,330
6,735,440	Lloyds Banking Group PLC	5,312,331
1,136,230	NatWest Group PLC	5,241,315
39,652	Next PLC	5,202,770
314,890	Pearson PLC	4,280,796
77,129	RELX PLC	3,630,303
391,970	Smith & Nephew PLC	6,088,401
26,913	SSE PLC	679,758
187,178	Standard Chartered PLC	1,990,994
1,880,387	Tesco PLC	9,047,331
87,849	Unilever PLC	5,702,093
804,301	Vodafone Group PLC	809,568
		129,940,830
	United States - 5.0%
61,732	BP PLC ADR	1,937,768
16,213	CSL Ltd.	3,220,012
250,157	GSK PLC ADR	10,226,418
47,851	Holcim AG*	4,683,277
18,665	Nestle SA	1,879,887
32,316	Roche Holding AG	10,366,558
97,720	Sanofi SA	11,222,318
92,728	Shell PLC	3,016,230
67,191	Stellantis NV	930,458
70,453	Swiss Re AG	9,746,743
		57,229,669
	Total Common Stocks (cost $969,223,137)	$1,123,744,204
PREFERRED STOCKS - 0.4%
	Germany - 0.4%
39,739	Henkel AG & Co. KGaA (Preference Shares)(3)	$3,743,201
6,599	Volkswagen AG (Preference Shares)(3)	700,836
	Total Preferred Stocks (cost $3,909,151)	$4,444,037
The accompanying notes are an integral part of these financial statements.

13

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
September 30, 2024

Shares or Principal Amount			Market Value†
WARRANTS - 0.0%
	Canada - 0.0%
1,030	Constellation Software, Inc. Expires 03/31/2040*(4)(5)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $973,132,288)		$1,128,188,241
SHORT-TERM INVESTMENTS - 2.4%
	Securities Lending Collateral - 2.4%
4,365,007	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.85%(6)		$4,365,007
14,550,021	HSBC U.S. Government Money Market Fund, Institutional Class, 4.86%(6)		14,550,021
4,365,006	Invesco Government & Agency Portfolio, Institutional Class, 4.84%(6)		4,365,006
4,365,006	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.85%(6)		4,365,006
	Total Short-Term Investments (cost $27,645,040)		$27,645,040
	Total Investments (cost $1,000,777,328)	101.4%	$1,155,833,281
	Other Assets and Liabilities	(1.4)%	(15,421,666)
	Net Assets	100.0%	$1,140,411,615
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At September 30, 2024, the aggregate value of these securities was
$16,253,132, representing 1.4% of net assets.

(3)	Currently no rate available.
(4)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2023	Constellation Software, Inc. Expires 03/31/2040 Warrants	1,030	$—	$—

(5)	Investment valued using significant unobservable inputs.
(6)	Current yield as of period end.

Futures Contracts Outstanding at September 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	67	12/20/2024	$8,334,130	$145,549
Total futures contracts				$145,549
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

14

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
September 30, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$115,262,151	$115,262,151	$—	$—
Austria	3,881,364	3,881,364	—	—
Belgium	11,169,427	11,169,427	—	—
Canada	164,162,418	164,162,418	—	—
China	14,978,040	14,978,040	—	—
Denmark	18,987,404	18,987,404	—	—
Finland	25,429,098	25,429,098	—	—
France	56,943,595	56,943,595	—	—
Germany	41,606,452	41,606,452	—	—
Hong Kong	28,733,146	28,733,146	—	—
Ireland	3,715,630	3,715,630	—	—
Israel	32,679,538	32,679,538	—	—
Italy	24,825,563	24,825,563	—	—
Japan	238,803,586	238,803,586	—	—
Netherlands	26,849,782	26,849,782	—	—
New Zealand	5,040,102	5,040,102	—	—
Norway	19,651,502	19,651,502	—	—
Portugal	2,617,965	2,617,965	—	—
Singapore	34,790,408	34,790,408	—	—
Spain	3,464,644	3,464,644	—	—
Sweden	28,239,561	28,239,561	—	—
Switzerland	34,742,329	34,742,329	—	—
United Kingdom	129,940,830	129,940,830	—	—
United States	57,229,669	57,229,669	—	—
Preferred Stocks	4,444,037	4,444,037	—	—
Warrants	—	—	—	—
Short-Term Investments	27,645,040	27,645,040	—	—
Futures Contracts(2)	145,549	145,549	—	—
Total	$1,155,978,830	$1,155,978,830	$—	$—

(1)	For the year ended September 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

15

Hartford Multifactor Diversified International ETF
Schedule of Investments
September 30, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0%
	Australia - 8.0%
13,004	AGL Energy Ltd.	$106,725
7,548	ANZ Group Holdings Ltd.	159,606
5,090	BHP Group Ltd.	162,293
6,978	BlueScope Steel Ltd.	107,470
3,150	Brambles Ltd.	41,587
36	Cochlear Ltd.	7,045
8,472	Coles Group Ltd.	106,147
1,887	EBOS Group Ltd.	43,390
3,769	Endeavour Group Ltd.	13,126
4,156	Fortescue Ltd.	59,625
3,978	JB Hi-Fi Ltd.	220,614
2,564	Orica Ltd.	32,996
7,581	Origin Energy Ltd.	52,646
2,471	QBE Insurance Group Ltd.	28,354
1,127	Rio Tinto PLC	80,105
1,514	Sonic Healthcare Ltd.	28,601
15,992	Telstra Group Ltd.	43,046
1,321	Wesfarmers Ltd.	64,545
1,277	Westpac Banking Corp.	28,101
32,314	Whitehaven Coal Ltd.	161,857
631	Woolworths Group Ltd.	14,577
		1,562,456
	Austria - 0.3%
860	ANDRITZ AG	61,092
	Brazil - 1.4%
3,369	Telefonica Brasil SA	34,533
18,370	TIM SA	63,181
9,233	Vale SA ADR	107,841
15,384	Vibra Energia SA	66,103
		271,658
	Canada - 4.9%
449	Alimentation Couche-Tard, Inc.	24,850
941	Bank of Montreal	85,007
385	Bank of Nova Scotia	21,001
142	Barrick Gold Corp.	2,824
86	Celestica, Inc.*	4,396
7	Dollarama, Inc.	718
137	Fairfax Financial Holdings Ltd.	173,175
701	George Weston Ltd.	117,789
274	Gildan Activewear, Inc.	12,908
3,357	Kinross Gold Corp.	31,422
1,022	Loblaw Cos. Ltd.	136,231
3,239	Manulife Financial Corp.	95,831
73	Nutrien Ltd.	3,512
1,029	Royal Bank of Canada	128,573
2,333	Suncor Energy, Inc.	86,208
135	Toromont Industries Ltd.	13,193
370	Toronto-Dominion Bank	23,422
		961,060
	China - 11.8%
389,000	Agricultural Bank of China Ltd. Class H	183,295
330,000	Bank of China Ltd. Class H	155,919
39,000	Bank of Communications Co. Ltd. Class H	29,925
45,000	BOC Hong Kong Holdings Ltd.	144,255
64,000	Bosideng International Holdings Ltd.	36,748
251,000	China Construction Bank Corp. Class H	190,007
17,000	China Hongqiao Group Ltd.	28,364
27,000	China Overseas Land & Investment Ltd.	55,338
44,000	China Petroleum & Chemical Corp. Class H	27,417
1,000	China Resources Land Ltd.	3,688
6,000	China Resources Power Holdings Co. Ltd.	16,299
12,500	China Shenhua Energy Co. Ltd. Class H	56,405
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	China - 11.8% - (continued)
376,000	China Tower Corp. Ltd. Class H(1)	$49,859
94,500	COSCO SHIPPING Holdings Co. Ltd. Class H	158,646
234,000	CSPC Pharmaceutical Group Ltd.	182,259
41,600	Dongfang Electric Corp. Ltd. Class H	56,877
22,000	Huaneng Power International, Inc. Class H	13,510
316,000	Industrial & Commercial Bank of China Ltd. Class H	188,766
72,000	Kunlun Energy Co. Ltd.	74,341
120,000	Lenovo Group Ltd.	163,759
11,000	People's Insurance Co. Group of China Ltd. Class H	5,254
142,000	PetroChina Co. Ltd. Class H	115,903
18,000	PICC Property & Casualty Co. Ltd. Class H	26,696
163,000	Postal Savings Bank of China Co. Ltd. Class H(1)	97,580
37,600	Sinopharm Group Co. Ltd. Class H	100,686
12,000	SITC International Holdings Co. Ltd.	32,443
21,000	Weichai Power Co. Ltd. Class H	38,823
41,000	Yangzijiang Shipbuilding Holdings Ltd.	78,354
		2,311,416
	Denmark - 1.0%
49	AP Moller - Maersk AS Class B	82,602
888	Novo Nordisk AS Class B	104,600
		187,202
	Finland - 0.9%
2,118	Fortum OYJ(2)	34,972
62	Kone OYJ Class B	3,716
325	Konecranes OYJ	24,447
26,938	Nokia OYJ ADR(2)	117,719
		180,854
	France - 3.0%
218	Air Liquide SA	42,154
1,327	BNP Paribas SA	91,155
802	Cie de Saint-Gobain SA	73,145
2,708	Cie Generale des Etablissements Michelin SCA	110,192
395	Danone SA	28,805
50	EssilorLuxottica SA	11,864
10,998	Orange SA	126,241
1,148	TotalEnergies SE	74,952
232	Vinci SA	27,245
		585,753
	Germany - 2.3%
339	Allianz SE	111,611
830	Bayerische Motoren Werke AG	73,346
2,775	Commerzbank AG	51,179
1,478	Deutsche Post AG	66,030
166	Deutsche Telekom AG	4,889
1,788	E.ON SE	26,650
828	Heidelberg Materials AG	90,191
113	Mercedes-Benz Group AG	7,320
38	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	20,963
		452,179
	Hong Kong - 1.9%
7,500	CK Asset Holdings Ltd.	33,022
3,500	CLP Holdings Ltd.	31,024
2,300	Hang Seng Bank Ltd.	28,944
92,092	Sino Land Co. Ltd.	101,132
2,500	Sun Hung Kai Properties Ltd.	27,535
2,500	Techtronic Industries Co. Ltd.	38,011
141,000	WH Group Ltd.(1)	111,820
		371,488
	India - 1.7%
1,790	Dr Reddy's Laboratories Ltd. ADR	142,216
The accompanying notes are an integral part of these financial statements.

16

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
September 30, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	India - 1.7% - (continued)
3,305	Infosys Ltd. ADR	$73,602
645	Larsen & Toubro Ltd. GDR(3)	28,638
677	Mahindra & Mahindra Ltd. GDR(3)	24,778
655	State Bank of India GDR(3)	60,981
		330,215
	Indonesia - 2.4%
538,900	Adaro Energy Indonesia Tbk. PT	135,615
385,100	Astra International Tbk. PT	128,451
95,700	Bank Negara Indonesia Persero Tbk. PT	33,817
65,000	Indofood Sukses Makmur Tbk. PT	30,268
133,200	Kalbe Farma Tbk. PT	15,176
253,600	Telkom Indonesia Persero Tbk. PT	50,084
44,900	United Tractors Tbk. PT	80,518
		473,929
	Ireland - 0.2%
3,151	Bank of Ireland Group PLC	35,272
	Israel - 2.6%
12,295	Bank Hapoalim BM	123,257
14,009	Bank Leumi Le-Israel BM	137,239
35,173	Bezeq The Israeli Telecommunication Corp. Ltd.	40,528
5	Check Point Software Technologies Ltd.*	964
1,178	FIBI Holdings Ltd.	51,842
663	First International Bank of Israel Ltd.	27,467
8,830	ICL Group Ltd.	37,697
8,653	Israel Discount Bank Ltd. Class A	48,503
725	Tower Semiconductor Ltd.*	32,088
		499,585
	Italy - 1.4%
9,847	Banca Monte dei Paschi di Siena SpA	56,949
142	Buzzi SpA	5,674
5,994	Enel SpA	47,998
140	Prysmian SpA	10,187
3,008	UniCredit SpA	132,151
2,302	Unipol Gruppo SpA	27,413
		280,372
	Japan - 12.6%
7,500	Alfresa Holdings Corp.	118,289
1,300	Bridgestone Corp.	49,986
2,800	Brother Industries Ltd.	54,418
2,100	Canon, Inc.	69,046
2,600	Daiwa House Industry Co. Ltd.	81,886
600	FUJIFILM Holdings Corp.	15,470
2,000	Fujitsu Ltd.	41,044
3,500	Hitachi Ltd.	92,516
8,600	Honda Motor Co. Ltd.	90,636
1,200	Isuzu Motors Ltd.	16,200
1,300	ITOCHU Corp.	69,780
2,400	Japan Post Holdings Co. Ltd.	22,919
3,600	Japan Tobacco, Inc.	105,176
200	Kajima Corp.	3,741
1,900	Kansai Electric Power Co., Inc.	31,481
1,800	KDDI Corp.	57,810
2,000	Kuraray Co. Ltd.	29,635
700	Mebuki Financial Group, Inc.	2,811
5,200	Medipal Holdings Corp.	90,538
2,800	Mitsubishi Chemical Group Corp.	17,987
2,700	Mitsubishi Electric Corp.	43,481
2,600	Mitsubishi UFJ Financial Group, Inc.	26,420
5,200	Mizuho Financial Group, Inc.	106,734
400	MS&AD Insurance Group Holdings, Inc.	9,312
1,500	NEC Corp.	144,190
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Japan - 12.6% - (continued)
3,600	Nihon Kohden Corp.	$53,532
14,800	Nippon Telegraph & Telephone Corp.	15,189
1,200	Niterra Co. Ltd.	33,515
6,100	Ono Pharmaceutical Co. Ltd.	81,517
3,500	Osaka Gas Co. Ltd.	78,887
2,200	Otsuka Holdings Co. Ltd.	124,319
5,000	Ricoh Co. Ltd.	53,918
6,000	Santen Pharmaceutical Co. Ltd.	72,756
2,500	Sanwa Holdings Corp.	65,978
2,900	Seiko Epson Corp.	53,513
1,700	Sekisui House Ltd.	47,230
900	Shionogi & Co. Ltd.	12,921
59,000	SoftBank Corp.	77,215
300	Sohgo Security Services Co. Ltd.	2,171
300	Sompo Holdings, Inc.	6,714
2,700	Subaru Corp.	46,850
5,100	Sumitomo Mitsui Financial Group, Inc.	108,568
1,000	Taiheiyo Cement Corp.	23,553
300	Takeda Pharmaceutical Co. Ltd.	8,605
900	Tokio Marine Holdings, Inc.	32,913
1,400	Tokyo Gas Co. Ltd.	32,661
4,800	Yamaha Motor Co. Ltd.	42,953
		2,466,984
	Malaysia - 2.6%
6,600	AMMB Holdings Bhd.	8,003
33,500	CIMB Group Holdings Bhd.	65,400
29,425	Malayan Banking Bhd.	74,784
4,400	Petronas Gas Bhd.	19,207
37,475	RHB Bank Bhd.	56,165
83,900	Sime Darby Bhd.	50,053
55,500	Telekom Malaysia Bhd.	90,447
37,000	Tenaga Nasional Bhd.	129,570
13,600	YTL Power International Bhd.	12,071
		505,700
	Mexico - 0.2%
417	Coca-Cola Femsa SAB de CV ADR	36,996
	Netherlands - 1.1%
5,395	Koninklijke Ahold Delhaize NV	186,834
5,305	Koninklijke KPN NV	21,723
		208,557
	New Zealand - 0.6%
3,705	Fisher & Paykel Healthcare Corp. Ltd.	81,917
23,218	Spark New Zealand Ltd.	45,423
		127,340
	Norway - 2.0%
1,749	Aker BP ASA	37,562
4,565	Equinor ASA	115,592
11,084	Hoegh Autoliners ASA	143,224
2,688	Orkla ASA	25,380
1,628	Telenor ASA	20,866
4,504	Wallenius Wilhelmsen ASA	53,111
		395,735
	Philippines - 1.3%
9,340	International Container Terminal Services, Inc.	67,336
6,400	Manila Electric Co.	50,047
39,510	Metropolitan Bank & Trust Co.	55,418
2,865	PLDT, Inc.	76,178
		248,979
The accompanying notes are an integral part of these financial statements.

17

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
September 30, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Poland - 0.2%
20	Grupa Kety SA	$4,298
2,138	ORLEN SA	31,137
		35,435
	Russia - 0.0%
698	Gazprom PJSC*(4)	—
	Singapore - 2.6%
6,060	BW LPG Ltd.(1)	86,591
65,700	ComfortDelGro Corp. Ltd.	77,385
1,876	DBS Group Holdings Ltd.	55,680
878	Hafnia Ltd.	6,260
7,342	Oversea-Chinese Banking Corp. Ltd.	86,478
17,300	Singapore Airlines Ltd.	91,763
4,300	United Overseas Bank Ltd.	107,902
		512,059
	South Africa - 0.0%
542	Gold Fields Ltd. ADR	8,320
	South Korea - 5.3%
101	CJ CheilJedang Corp.	23,479
2,543	Coway Co. Ltd.	129,707
549	DB Insurance Co. Ltd.	47,146
1,372	Hankook Tire & Technology Co. Ltd.	43,488
1,333	Hyundai Glovis Co. Ltd.	124,462
37	Hyundai Mobis Co. Ltd.	6,154
153	Hyundai Motor Co.	28,548
2,302	Kia Corp.	175,858
390	KT&G Corp.	32,478
107	LG Electronics, Inc.	8,534
134	LG Innotek Co. Ltd.	22,338
13	Samsung C&T Corp.	1,370
1,827	Samsung Electronics Co. Ltd.	85,922
356	Samsung Fire & Marine Insurance Co. Ltd.	93,785
400	Samsung SDS Co. Ltd.	47,320
3,974	SK Telecom Co. Ltd.	169,876
		1,040,465
	Spain - 0.2%
2,017	Iberdrola SA	31,267
	Sweden - 2.8%
214	H & M Hennes & Mauritz AB Class B	3,648
1,442	Investor AB Class B	44,462
2,885	Loomis AB	95,004
2,541	Skandinaviska Enskilda Banken AB Class A	38,917
2,373	SKF AB Class B	47,289
6,539	SSAB AB Class A	34,306
5,837	Tele2 AB Class B	66,163
10,182	Telefonaktiebolaget LM Ericsson Class B(2)	77,064
4,151	Telia Co. AB	13,448
4,602	Volvo AB Class B	121,762
		542,063
	Switzerland - 1.3%
1,523	Novartis AG	175,401
80	Swisscom AG	52,398
117	UBS Group AG	3,614
22	Zurich Insurance Group AG	13,296
		244,709
	Taiwan - 8.4%
16,000	ASE Technology Holding Co. Ltd.	76,343
4,000	Cathay Financial Holding Co. Ltd.	8,405
26,000	Chicony Electronics Co. Ltd.	134,738
88,000	Eva Airways Corp.	104,277
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Taiwan - 8.4% - (continued)
14,000	Evergreen Marine Corp. Taiwan Ltd.	$88,920
30,800	Hon Hai Precision Industry Co. Ltd.	182,485
1,000	International Games System Co. Ltd.	31,157
18,000	King Yuan Electronics Co. Ltd.	63,988
14,000	Lite-On Technology Corp.	44,018
1,000	MediaTek, Inc.	37,129
6,000	Novatek Microelectronics Corp.	98,210
29,000	Pegatron Corp.	94,386
91,000	Pou Chen Corp.	103,950
26,000	Powertech Technology, Inc.	112,556
2,000	President Chain Store Corp.	18,643
30,000	Radiant Opto-Electronics Corp.	184,381
1,000	Sino-American Silicon Products, Inc.	5,593
13,000	Tripod Technology Corp.	80,720
23,000	Uni-President Enterprises Corp.	63,375
30,000	United Microelectronics Corp.	51,001
4,000	Yang Ming Marine Transport Corp.	8,721
12,000	Zhen Ding Technology Holding Ltd.	43,038
		1,636,034
	Thailand - 2.7%
15,078	Advanced Info Service PCL NVDR	121,833
65,200	Bangkok Dusit Medical Services PCL NVDR	60,788
4,400	Bumrungrad Hospital PCL NVDR	36,784
15,800	Kasikornbank PCL NVDR	73,654
132,800	Krung Thai Bank PCL NVDR	85,018
9,600	PTT Exploration & Production PCL NVDR	39,083
43,800	PTT PCL NVDR	46,281
221,100	Sansiri PCL NVDR	13,124
7,300	SCB X PCL NVDR	24,728
381,100	TMBThanachart Bank PCL NVDR	23,332
		524,625
	Turkey - 2.1%
68,051	Akbank TAS	122,617
3,558	Anadolu Efes Biracilik Ve Malt Sanayii AS	20,430
3,886	BIM Birlesik Magazalar AS	56,408
13,237	Coca-Cola Icecek AS	22,070
12,480	KOC Holding AS	68,702
21,135	Mavi Giyim Sanayi Ve Ticaret AS Class B(1)	55,763
102,120	Turkiye Is Bankasi AS Class C	41,998
1,105	Turkiye Petrol Rafinerileri AS	5,016
25,554	Yapi ve Kredi Bankasi AS	23,112
		416,116
	United Kingdom - 4.3%
946	AstraZeneca PLC ADR	73,703
6,437	BAE Systems PLC	106,849
8,110	BT Group PLC	16,089
8,500	CK Hutchison Holdings Ltd.	48,915
433	DCC PLC	29,592
18,800	HSBC Holdings PLC	170,513
1,772	Imperial Brands PLC	51,650
4,236	Investec PLC	32,330
24,206	Kingfisher PLC	104,549
82,251	Lloyds Banking Group PLC	64,873
23,477	NatWest Group PLC	108,297
1,718	Standard Chartered PLC	18,274
4,551	Tesco PLC	21,897
		847,531
	United States - 3.9%
15	CSL Ltd.	2,979
4,065	GSK PLC ADR	166,177
421	Holcim AG	41,204
3,944	JBS SA	22,907
The accompanying notes are an integral part of these financial statements.

18

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
September 30, 2024

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.0% - (continued)
	United States - 3.9% - (continued)
464	Nestle SA		$46,733
530	Roche Holding AG		170,017
1,726	Sanofi SA		198,217
355	Shell PLC		11,547
3,404	Stellantis NV		47,139
367	Swiss Re AG		50,772
			757,692
	Total Common Stocks (cost $15,707,748)		$19,151,138
PREFERRED STOCKS - 1.0%
	Brazil - 0.7%
28,976	Cia Energetica de Minas Gerais (Preference Shares)(5)		$60,657
1,923	Gerdau SA (Preference Shares)(5)		6,744
8,472	Petroleo Brasileiro SA (Preference Shares)(5)		56,021
			123,422
	Chile - 0.3%
19,164	Embotelladora Andina SA (Preference Shares)(5)		64,670
	Germany - 0.0%
14	Volkswagen AG (Preference Shares)(5)		1,487
	Total Preferred Stocks (cost $183,316)		$189,579
	Total Long-Term Investments (cost $15,891,064)		$19,340,717
SHORT-TERM INVESTMENTS - 1.1%
	Securities Lending Collateral - 1.1%
34,893	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.85%(6)		$34,893
116,312	HSBC U.S. Government Money Market Fund, Institutional Class, 4.86%(6)		116,312
34,894	Invesco Government & Agency Portfolio, Institutional Class, 4.84%(6)		34,894
34,894	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.85%(6)		34,894
	Total Short-Term Investments (cost $220,993)		$220,993
	Total Investments (cost $16,112,057)	100.1%	$19,561,710
	Other Assets and Liabilities	(0.1)%	(25,909)
	Net Assets	100.0%	$19,535,801
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At September 30, 2024, the aggregate value of these securities was
$401,613, representing 2.1% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2024, the aggregate value of these securities was $114,397, representing 0.6% of net assets.

(4)	Investment valued using significant unobservable inputs.
(5)	Currently no rate available.
(6)	Current yield as of period end.

Futures Contracts Outstanding at September 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	1	12/20/2024	$124,390	$2,303
Total futures contracts				$2,303
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

19

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
September 30, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$1,562,456	$1,562,456	$—	$—
Austria	61,092	61,092	—	—
Brazil	271,658	271,658	—	—
Canada	961,060	961,060	—	—
China	2,311,416	2,311,416	—	—
Denmark	187,202	187,202	—	—
Finland	180,854	180,854	—	—
France	585,753	585,753	—	—
Germany	452,179	452,179	—	—
Hong Kong	371,488	371,488	—	—
India	330,215	330,215	—	—
Indonesia	473,929	473,929	—	—
Ireland	35,272	35,272	—	—
Israel	499,585	499,585	—	—
Italy	280,372	280,372	—	—
Japan	2,466,984	2,466,984	—	—
Malaysia	505,700	505,700	—	—
Mexico	36,996	36,996	—	—
Netherlands	208,557	208,557	—	—
New Zealand	127,340	127,340	—	—
Norway	395,735	395,735	—	—
Philippines	248,979	248,979	—	—
Poland	35,435	35,435	—	—
Russia	—	—	—	—
Singapore	512,059	512,059	—	—
South Africa	8,320	8,320	—	—
South Korea	1,040,465	1,040,465	—	—
Spain	31,267	31,267	—	—
Sweden	542,063	542,063	—	—
Switzerland	244,709	244,709	—	—
Taiwan	1,636,034	1,636,034	—	—
Thailand	524,625	524,625	—	—
Turkey	416,116	416,116	—	—
United Kingdom	847,531	847,531	—	—
United States	757,692	757,692	—	—
Preferred Stocks	189,579	189,579	—	—
Short-Term Investments	220,993	220,993	—	—
Futures Contracts(2)	2,303	2,303	—	—
Total	$19,564,013	$19,564,013	$—	$—

(1)	For the year ended September 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

20

Hartford Multifactor Emerging Markets ETF
Schedule of Investments
September 30, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2%
	Brazil - 2.7%
13,773	Ambev SA	$33,081
7,722	Banco do Brasil SA	38,540
796	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	13,213
18,955	Lojas Renner SA	62,861
1,677	Suzano SA	16,764
11,525	Telefonica Brasil SA	118,132
43,189	TIM SA	148,542
20,876	Vale SA ADR	243,832
32,772	Vibra Energia SA	140,818
6,266	WEG SA	62,582
		878,365
	Chile - 0.7%
600,854	Banco de Chile	76,755
219,545	Colbun SA	29,781
2,265	Empresas CMPC SA	3,945
21,495	Falabella SA*	79,718
897	Sociedad Quimica y Minera de Chile SA ADR(1)	37,387
		227,586
	China - 20.1%
17,000	AAC Technologies Holdings, Inc.	69,817
665,000	Agricultural Bank of China Ltd. Class H	313,344
9,100	Alibaba Group Holding Ltd.	128,870
40,000	Aluminum Corp. of China Ltd. Class H	31,825
647,000	Bank of China Ltd. Class H	305,696
175,000	Bank of Communications Co. Ltd. Class H	134,277
248,000	Bosideng International Holdings Ltd.	142,399
3,500	BYD Co. Ltd. Class H	127,879
100,000	CGN Power Co. Ltd. Class H(2)	38,623
428,000	China Construction Bank Corp. Class H	323,996
90,500	China Hongqiao Group Ltd.	150,998
13,000	China Life Insurance Co. Ltd. Class H	26,142
42,500	China Merchants Bank Co. Ltd. Class H	210,927
85,500	China Overseas Land & Investment Ltd.	175,238
150,000	China Petroleum & Chemical Corp. Class H	93,466
125,000	China Railway Group Ltd. Class H	65,658
28,500	China Resources Land Ltd.	105,121
32,000	China Resources Power Holdings Co. Ltd.	86,926
16,000	China Shenhua Energy Co. Ltd. Class H	72,198
34,000	China State Construction International Holdings Ltd.	52,964
1,056,000	China Tower Corp. Ltd. Class H(2)	140,030
142,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	73,674
178,500	COSCO SHIPPING Holdings Co. Ltd. Class H	299,664
402,000	CSPC Pharmaceutical Group Ltd.	313,112
85,800	Dongfang Electric Corp. Ltd. Class H	117,309
3,000	ENN Energy Holdings Ltd.	23,193
4,500	Great Wall Motor Co. Ltd. Class H	8,400
8,000	Hansoh Pharmaceutical Group Co. Ltd.(2)	21,577
2,500	Hengan International Group Co. Ltd.	8,626
124,000	Huaneng Power International, Inc. Class H	76,148
506,000	Industrial & Commercial Bank of China Ltd. Class H	302,265
10,356	JD.com, Inc. Class A	222,786
29,000	Jiangxi Copper Co. Ltd. Class H	59,064
162,000	Kunlun Energy Co. Ltd.	167,266
238,000	Lenovo Group Ltd.	324,789
5,980	NetEase, Inc.	115,866
201,000	People's Insurance Co. Group of China Ltd. Class H	96,004
292,000	PetroChina Co. Ltd. Class H	238,337
72,000	PICC Property & Casualty Co. Ltd. Class H	106,783
3,000	Ping An Insurance Group Co. of China Ltd. Class H	19,369
293,000	Postal Savings Bank of China Co. Ltd. Class H(2)	175,404
19,300	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	31,506
78,000	Sinopharm Group Co. Ltd. Class H	208,870
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2% - (continued)
	China - 20.1% - (continued)
1,300	Tencent Holdings Ltd.	$74,410
38,000	Tingyi Cayman Islands Holding Corp.	54,890
25,000	Want Want China Holdings Ltd.	17,187
74,000	Weichai Power Co. Ltd. Class H	136,806
76,800	Xiaomi Corp. Class B*(2)	222,465
36,400	ZTE Corp. Class H	94,193
		6,406,357
	Hong Kong - 0.1%
2,000	Orient Overseas International Ltd.	28,426
	India - 16.9%
12,556	Apollo Tyres Ltd.	82,085
8,865	Aurobindo Pharma Ltd.	154,522
1,920	Axis Bank Ltd.	28,231
295	Bajaj Auto Ltd.	43,461
38,298	Bank of Baroda	113,247
53,593	Bharat Petroleum Corp. Ltd.	236,592
7,379	Bharti Airtel Ltd.	150,532
100,562	Canara Bank	133,597
4,717	Cipla Ltd.	93,106
27,630	Coal India Ltd.	168,201
118	Coforge Ltd.	9,880
1,372	Coromandel International Ltd.	27,417
1,157	Cyient Ltd.	25,967
2,163	Dr Reddy's Laboratories Ltd. ADR	171,850
6,294	Embassy Office Parks REIT	29,285
6,617	Federal Bank Ltd.	15,534
33,624	GAIL India Ltd.	96,413
1,297	Glenmark Pharmaceuticals Ltd.	25,901
11,598	HCL Technologies Ltd.	248,578
1,265	Hero MotoCorp Ltd.	86,230
16,694	Hindalco Industries Ltd.	150,642
9,358	Hindustan Petroleum Corp. Ltd.	49,196
131	Hindustan Unilever Ltd.	4,624
402	ICICI Bank Ltd. ADR	12,000
91,939	Indian Oil Corp. Ltd.	197,644
12,889	Indus Towers Ltd.*	60,376
9,448	Infosys Ltd. ADR	210,407
14,467	ITC Ltd.	89,451
3,271	Jindal Stainless Ltd.	30,855
2,610	Jindal Steel & Power Ltd.	32,380
3,380	JSW Steel Ltd.	41,546
1,818	Larsen & Toubro Ltd.	79,738
3,219	Lupin Ltd.	84,165
5,053	Mahindra & Mahindra Ltd.	186,614
682	Maruti Suzuki India Ltd.	107,735
1,047	Max Healthcare Institute Ltd.	12,316
553	Mphasis Ltd.	19,865
18,300	National Aluminium Co. Ltd.	45,922
27,846	NMDC Ltd.	81,380
40,231	NTPC Ltd.	212,770
33,052	Oil & Natural Gas Corp. Ltd.	117,376
359	Persistent Systems Ltd.	23,349
6,512	Petronet LNG Ltd.	26,541
5,067	Power Finance Corp. Ltd.	29,510
40,874	Power Grid Corp. of India Ltd.	172,102
12,593	Punjab National Bank	16,111
2,074	REC Ltd.	13,723
12,870	Samvardhana Motherson International Ltd.	32,465
18,394	State Bank of India	172,941
7,719	Sun Pharmaceutical Industries Ltd.	177,470
3,628	Tata Consultancy Services Ltd.	184,796
19,358	Tata Motors Ltd.	225,143
12,542	Tata Steel Ltd.	25,226
The accompanying notes are an integral part of these financial statements.

21

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
September 30, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2% - (continued)
	India - 16.9% - (continued)
5,822	Tech Mahindra Ltd.	$109,574
1,665	Torrent Pharmaceuticals Ltd.	67,484
70,409	Union Bank of India Ltd.	103,150
29,739	Vedanta Ltd.	181,927
8,955	Wipro Ltd. ADR	58,028
		5,387,171
	Indonesia - 3.4%
760,800	Adaro Energy Indonesia Tbk. PT	191,456
437,700	Astra International Tbk. PT	145,996
44,700	Bank Central Asia Tbk. PT	30,484
67,100	Bank Mandiri Persero Tbk. PT	30,691
360,400	Bank Negara Indonesia Persero Tbk. PT	127,354
305,600	Bank Rakyat Indonesia Persero Tbk. PT	99,915
230,900	Indofood Sukses Makmur Tbk. PT	107,520
848,200	Kalbe Farma Tbk. PT	96,641
635,300	Telkom Indonesia Persero Tbk. PT	125,466
63,700	United Tractors Tbk. PT	114,231
		1,069,754
	Malaysia - 3.7%
47,900	AMMB Holdings Bhd.	58,082
94,046	CIMB Group Holdings Bhd.	183,599
24,100	Gamuda Bhd.	47,224
18,500	Genting Bhd.	18,978
30,700	IHH Healthcare Bhd.	53,307
69,544	Malayan Banking Bhd.	176,748
4,300	MISC Bhd.	8,134
29,100	Petronas Chemicals Group Bhd.	39,802
7,100	Petronas Gas Bhd.	30,993
36,600	Public Bank Bhd.	40,474
49,394	RHB Bank Bhd.	74,028
83,700	Sime Darby Bhd.	49,934
89,900	Telekom Malaysia Bhd.	146,509
60,200	Tenaga Nasional Bhd.	210,813
61,500	YTL Power International Bhd.	54,587
		1,193,212
	Mexico - 2.1%
4,699	America Movil SAB de CV ADR	76,876
5,919	Arca Continental SAB de CV	55,552
899	Coca-Cola Femsa SAB de CV ADR	79,759
45,659	Fibra Uno Administracion SA de CV REIT	53,411
1,206	Fomento Economico Mexicano SAB de CV ADR	119,044
300	Gruma SAB de CV Class B	5,584
10,614	Grupo Financiero Banorte SAB de CV Class O	75,882
26,999	Grupo Mexico SAB de CV Class B	151,510
16,906	Prologis Property Mexico SA de CV REIT	55,525
		673,143
	Netherlands - 0.0%
172	Nebius Group NV Class A*(3)	—
	Philippines - 2.0%
45,426	BDO Unibank, Inc.	128,081
28,830	International Container Terminal Services, Inc.	207,849
11,030	Manila Electric Co.	86,252
67,030	Metropolitan Bank & Trust Co.	94,018
4,680	PLDT, Inc.	124,438
		640,638
	Poland - 1.9%
3,716	Bank Polska Kasa Opieki SA	142,293
342	Grupa Kety SA	73,503
13	LPP SA	53,507
9,422	ORLEN SA	137,217
7,751	Powszechna Kasa Oszczednosci Bank Polski SA	113,104
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2% - (continued)
	Poland - 1.9% - (continued)
5,323	Powszechny Zaklad Ubezpieczen SA	$58,388
241	Santander Bank Polska SA	28,540
		606,552
	Russia - 0.0%
70,980	Gazprom PJSC*(3)	—
3,097	Gazprom PJSC ADR*(3)	—
38,700	GMK Norilskiy Nickel PAO*(3)	—
310	LUKOIL PJSC*(3)	—
87	LUKOIL PJSC ADR*(3)	—
7	MMC Norilsk Nickel PJSC ADR*(3)	—
64,472	Sberbank of Russia PJSC*(3)	—
		—
	Saudi Arabia - 5.6%
3,075	Al Rajhi Bank	71,477
20,788	Arab National Bank	105,841
155	Arabian Internet & Communications Services Co.	11,652
11,276	Banque Saudi Fransi	96,787
554	Dr. Sulaiman Al Habib Medical Services Group Co.	43,801
213	Elm Co.	66,057
14,012	Etihad Etisalat Co.	191,986
18,191	Jarir Marketing Co.	63,718
364	Mouwasat Medical Services Co.	9,693
9,390	Riyad Bank	62,376
3,382	SABIC Agri-Nutrients Co.	107,102
18,476	Saudi Arabian Oil Co.(2)	133,470
1,440	Saudi Aramco Base Oil Co.	50,899
5,348	Saudi Awwal Bank	49,397
3,349	Saudi Basic Industries Corp.	66,866
15,168	Saudi Electricity Co.	67,361
42,611	Saudi Investment Bank	148,117
14,716	Saudi National Bank	134,552
26,250	Saudi Telecom Co.	305,786
		1,786,938
	South Africa - 2.2%
1,244	Aspen Pharmacare Holdings Ltd.	14,077
20,296	FirstRand Ltd.	97,826
10,071	Gold Fields Ltd. ADR	154,590
1,940	Harmony Gold Mining Co. Ltd. ADR	19,730
5,841	Mr. Price Group Ltd.	91,592
1,533	MTN Group Ltd.	8,169
2,532	Nedbank Group Ltd.	43,928
13,359	Old Mutual Ltd.	10,621
1,006	Shoprite Holdings Ltd.	17,267
13,180	Standard Bank Group Ltd.	185,357
6,904	Vodacom Group Ltd.	43,858
		687,015
	South Korea - 10.8%
416	CJ CheilJedang Corp.	96,707
4,541	Coway Co. Ltd.	231,616
1,942	DB Insurance Co. Ltd.	166,771
2,020	Hana Financial Group, Inc.	90,828
4,284	Hankook Tire & Technology Co. Ltd.	135,789
4,232	HMM Co. Ltd.	59,967
2,095	Hyundai Glovis Co. Ltd.	195,610
619	Hyundai Mobis Co. Ltd.	102,954
672	Hyundai Motor Co.	125,387
239	KB Financial Group, Inc.	14,786
3,539	Kia Corp.	270,357
3,179	Korean Air Lines Co. Ltd.	54,819
1,479	KT&G Corp.	123,165
1,418	LG Electronics, Inc.	113,097
1,037	LG Innotek Co. Ltd.	172,873
The accompanying notes are an integral part of these financial statements.

22

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
September 30, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2% - (continued)
	South Korea - 10.8% - (continued)
331	LS Electric Co. Ltd.	$41,334
631	Samsung C&T Corp.	66,492
284	Samsung E&A Co. Ltd.*	4,778
1,257	Samsung Electro-Mechanics Co. Ltd.	127,363
5,378	Samsung Electronics Co. Ltd.	252,923
744	Samsung Fire & Marine Insurance Co. Ltd.	195,999
411	Samsung Life Insurance Co. Ltd.	29,292
56	Samsung SDI Co. Ltd.	16,209
1,653	Samsung SDS Co. Ltd.	195,549
35	Samyang Foods Co. Ltd.	14,533
922	Shinhan Financial Group Co. Ltd.	39,131
1,378	SK Hynix, Inc.	183,986
5,960	SK Telecom Co. Ltd.	254,771
6,342	Woori Financial Group, Inc.	75,171
		3,452,257
	Taiwan - 18.0%
3,000	Accton Technology Corp.	50,432
27,000	Acer, Inc.	34,810
1,000	Advantech Co. Ltd.	10,159
47,000	ASE Technology Holding Co. Ltd.	224,259
8,000	Asustek Computer, Inc.	139,794
8,000	Catcher Technology Co. Ltd.	59,785
38,000	Cathay Financial Holding Co. Ltd.	79,851
29,000	Cheng Shin Rubber Industry Co. Ltd.	47,468
45,000	Chicony Electronics Co. Ltd.	233,201
19,000	Chunghwa Telecom Co. Ltd.	75,348
83,000	Compal Electronics, Inc.	87,337
58,000	CTBC Financial Holding Co. Ltd.	63,046
7,000	Delta Electronics, Inc.	84,164
109,000	Eva Airways Corp.	129,161
22,000	Evergreen Marine Corp. Taiwan Ltd.	139,731
10,000	Far EasTone Telecommunications Co. Ltd.	28,660
1,000	Globalwafers Co. Ltd.	14,378
53,224	Hon Hai Precision Industry Co. Ltd.	315,343
5,000	International Games System Co. Ltd.	155,783
50,000	King Yuan Electronics Co. Ltd.	177,745
500	Largan Precision Co. Ltd.	40,131
33,245	Lite-On Technology Corp.	104,526
2,000	Lotes Co. Ltd.	87,529
3,060	Makalot Industrial Co. Ltd.	33,746
5,000	MediaTek, Inc.	185,645
16,000	Micro-Star International Co. Ltd.	87,972
12,000	Novatek Microelectronics Corp.	196,420
68,000	Pegatron Corp.	221,320
138,000	Pou Chen Corp.	157,638
53,000	Powertech Technology, Inc.	229,441
5,000	President Chain Store Corp.	46,609
10,000	Quanta Computer, Inc.	83,422
49,000	Radiant Opto-Electronics Corp.	301,155
8,000	Realtek Semiconductor Corp.	119,065
15,000	Ruentex Development Co. Ltd.	23,202
27,000	Sino-American Silicon Products, Inc.	151,012
22,000	Synnex Technology International Corp.	50,400
48,000	Taiwan Business Bank	24,192
21,000	Taiwan Mobile Co. Ltd.	76,312
1,558	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	270,578
26,000	Tripod Technology Corp.	161,440
3,000	Unimicron Technology Corp.	13,651
35,000	Uni-President Enterprises Corp.	96,440
115,000	United Microelectronics Corp.	195,503
26,000	Vanguard International Semiconductor Corp.	85,033
28,686	Wistron Corp.	91,552
1,000	Wiwynn Corp.	54,192
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.2% - (continued)
	Taiwan - 18.0% - (continued)
19,000	WPG Holdings Ltd.	$45,029
5,194	Yageo Corp.	102,250
33,000	Yang Ming Marine Transport Corp.	71,951
49,000	Zhen Ding Technology Holding Ltd.	175,738
		5,733,549
	Thailand - 3.9%
33,519	Advanced Info Service PCL NVDR	270,840
180,400	Bangkok Dusit Medical Services PCL NVDR	168,192
5,300	Bumrungrad Hospital PCL NVDR	44,307
29,200	CP ALL PCL NVDR	59,439
19,700	Intouch Holdings PCL NVDR	56,631
25,300	Kasikornbank PCL NVDR	117,940
161,400	Krung Thai Bank PCL NVDR	103,328
24,900	PTT Exploration & Production PCL NVDR	101,372
105,000	PTT PCL NVDR	110,947
1,452,000	Sansiri PCL NVDR	86,188
16,900	SCB X PCL NVDR	57,248
1,299,400	TMBThanachart Bank PCL NVDR	79,553
		1,255,985
	Turkey - 2.8%
134,512	Akbank TAS	242,369
8,417	Anadolu Efes Biracilik Ve Malt Sanayii AS	48,330
8,968	BIM Birlesik Magazalar AS	130,176
15,609	Coca-Cola Icecek AS	26,025
23,972	KOC Holding AS	131,965
25,970	Mavi Giyim Sanayi Ve Ticaret AS Class B(2)	68,520
371,412	Turkiye Is Bankasi AS Class C	152,749
8,900	Turkiye Petrol Rafinerileri AS	40,403
65,581	Yapi ve Kredi Bankasi AS	59,313
		899,850
	United States - 0.3%
14,610	JBS SA	84,857
	Total Common Stocks (cost $26,423,704)	$31,011,655
PREFERRED STOCKS - 2.7%
	Brazil - 1.9%
67,096	Cia Energetica de Minas Gerais (Preference Shares)(4)	$140,456
34,716	Gerdau SA (Preference Shares)(4)	121,759
20,061	Itau Unibanco Holding SA (Preference Shares)(4)	133,020
23,384	Itausa SA (Preference Shares)(4)	47,534
26,245	Petroleo Brasileiro SA (Preference Shares)(4)	173,543
		616,312
	Chile - 0.4%
36,025	Embotelladora Andina SA (Preference Shares)(4)	121,568
	Colombia - 0.4%
14,964	Bancolombia SA (Preference Shares)(4)	118,951
	Total Preferred Stocks (cost $751,482)	$856,831
	Total Long-Term Investments (cost $27,175,186)	$31,868,486
SHORT-TERM INVESTMENTS - 0.1%
	Securities Lending Collateral - 0.1%
1,706	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.85%(5)	$1,706
5,687	HSBC U.S. Government Money Market Fund, Institutional Class, 4.86%(5)	5,687
1,706	Invesco Government & Agency Portfolio, Institutional Class, 4.84%(5)	1,706
The accompanying notes are an integral part of these financial statements.

23

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
September 30, 2024

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1% - (continued)
	Securities Lending Collateral - 0.1% - (continued)
1,706	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.85%(5)		$1,706
	Total Short-Term Investments (cost $10,805)		$10,805
	Total Investments (cost $27,185,991)	100.0%	$31,879,291
	Other Assets and Liabilities	0.0%	12,412
	Net Assets	100.0%	$31,891,703
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At September 30, 2024, the aggregate value of these securities was
$800,089, representing 2.5% of net assets.

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at September 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	3	12/20/2024	$175,905	$11,026
Total futures contracts				$11,026
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

24

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
September 30, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$878,365	$878,365	$—	$—
Chile	227,586	227,586	—	—
China	6,406,357	6,406,357	—	—
Hong Kong	28,426	28,426	—	—
India	5,387,171	5,387,171	—	—
Indonesia	1,069,754	1,069,754	—	—
Malaysia	1,193,212	1,193,212	—	—
Mexico	673,143	673,143	—	—
Netherlands	—	—	—	—
Philippines	640,638	640,638	—	—
Poland	606,552	606,552	—	—
Russia	—	—	—	—
Saudi Arabia	1,786,938	1,786,938	—	—
South Africa	687,015	687,015	—	—
South Korea	3,452,257	3,452,257	—	—
Taiwan	5,733,549	5,733,549	—	—
Thailand	1,255,985	1,255,985	—	—
Turkey	899,850	899,850	—	—
United States	84,857	84,857	—	—
Preferred Stocks	856,831	856,831	—	—
Short-Term Investments	10,805	10,805	—	—
Futures Contracts(2)	11,026	11,026	—	—
Total	$31,890,317	$31,890,317	$—	$—

(1)	For the year ended September 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2024 is not presented.
The accompanying notes are an integral part of these financial statements.

25

Hartford Multifactor International Small Company ETF
Schedule of Investments
September 30, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1%
	Australia - 6.7%
11,458	Charter Hall Retail REIT	$28,696
2,075	Elders Ltd.	12,164
5,869	GrainCorp Ltd. Class A	37,459
2,011	McMillan Shakespeare Ltd.	21,387
4,149	Metcash Ltd.	10,305
2,582	New Hope Corp. Ltd.(1)	9,333
7,529	NRW Holdings Ltd.	18,699
854	Premier Investments Ltd.	18,248
12,972	Region RE Ltd. REIT	20,608
4,928	Stanmore Resources Ltd.	10,940
4,170	Super Retail Group Ltd.	52,565
65,955	Tabcorp Holdings Ltd.	23,107
20,122	Ventia Services Group Pty. Ltd.	63,516
7,467	Yancoal Australia Ltd.	31,755
		358,782
	Belgium - 1.0%
182	Colruyt Group NV	8,494
4,642	Proximus SADP	36,265
259	Solvay SA	10,175
		54,934
	Brazil - 1.0%
5,499	Cia de Saneamento de Minas Gerais Copasa MG	23,265
14,122	Odontoprev SA	29,174
		52,439
	Canada - 6.9%
688	Aecon Group, Inc.	10,654
224	Atco Ltd. Class I	7,942
403	Capital Power Corp.	14,668
2,035	Cascades, Inc.	15,711
1,911	Choice Properties REIT	21,402
577	Cogeco Communications, Inc.	30,538
1,856	Empire Co. Ltd. Class A	56,781
206	Enghouse Systems Ltd.	5,131
696	IGM Financial, Inc.	20,907
615	Killam Apartment REIT	9,555
1,367	Mullen Group Ltd.	14,399
535	North West Co., Inc.	20,328
769	Quebecor, Inc. Class B	20,100
1,089	Russel Metals, Inc.	33,082
567	SmartCentres REIT	11,168
354	Spin Master Corp.(2)	8,005
484	Stella-Jones, Inc.	31,810
404	TransAlta Corp.	4,193
1,225	Transcontinental, Inc. Class A	16,295
474	Winpak Ltd.	16,670
		369,339
	China - 5.4%
12,000	Anhui Expressway Co. Ltd. Class H	14,584
3,000	China Medical System Holdings Ltd.	3,457
12,000	China Nonferrous Mining Corp. Ltd.	9,903
102,000	China Railway Signal & Communication Corp. Ltd. Class H(2)	42,678
20,500	China Resources Pharmaceutical Group Ltd.(2)	15,861
30,000	China Traditional Chinese Medicine Holdings Co. Ltd.*	16,917
37,000	CITIC Telecom International Holdings Ltd.	11,432
22,000	Fufeng Group Ltd.	13,652
30,500	Genertec Universal Medical Group Co. Ltd.(2)	19,869
2,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	5,304
18,000	Jiangsu Expressway Co. Ltd. Class H	18,237
9,500	Kingboard Holdings Ltd.	24,094
4,200	Livzon Pharmaceutical Group, Inc. Class H	15,978
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	China - 5.4% - (continued)
52,000	Shougang Fushan Resources Group Ltd.	$19,749
39,000	Sinopec Engineering Group Co. Ltd. Class H	27,012
6,000	VSTECS Holdings Ltd.	3,615
11,000	Xinhua Winshare Publishing & Media Co. Ltd. Class H	14,303
11,000	Yuexiu Property Co. Ltd.	9,007
2,000	Zhejiang Expressway Co. Ltd. Class H	1,401
		287,053
	Denmark - 2.0%
959	D/S Norden AS	39,971
3,751	H Lundbeck AS	24,316
851	Spar Nord Bank AS	16,282
571	Sydbank AS	28,210
		108,779
	Finland - 0.1%
144	Kemira OYJ	3,603
	France - 2.3%
617	Imerys SA	20,507
163	IPSOS SA	10,269
1,713	Mercialys SA REIT	23,171
1,409	Rubis SCA	38,558
337	Societe BIC SA	22,717
246	Verallia SA(2)	7,215
		122,437
	Georgia - 0.6%
492	Bank of Georgia Group PLC	24,253
250	TBC Bank Group PLC	8,886
		33,139
	Germany - 2.6%
618	Bilfinger SE	33,383
964	Freenet AG	28,747
90	Krones AG	12,957
349	Mutares SE & Co. KGaA	8,180
268	SAF-Holland SE	4,995
14,420	Sirius Real Estate Ltd. REIT	18,878
2,406	Suedzucker AG	30,289
		137,429
	Hong Kong - 3.6%
13,800	Bank of East Asia Ltd.	17,766
35,000	Grand Pharmaceutical Group Ltd.	23,431
14,000	Kerry Properties Ltd.	29,847
1,000	Luk Fook Holdings International Ltd.	2,155
11,000	PCCW Ltd.	6,047
10,500	Stella International Holdings Ltd.	19,844
40,000	United Laboratories International Holdings Ltd.	52,012
4,100	VTech Holdings Ltd.	28,662
16,000	Wasion Holdings Ltd.	13,245
		193,009
	India - 6.4%
187	Ajanta Pharma Ltd.	7,144
2,526	Alembic Pharmaceuticals Ltd.	36,337
316	Bombay Burmah Trading Co.	10,813
8,224	Chambal Fertilisers & Chemicals Ltd.	51,959
875	Chennai Petroleum Corp. Ltd.	9,757
4,071	CMS Info Systems Ltd.	29,060
5,192	EID Parry India Ltd.	53,143
2,177	GHCL Ltd.	17,714
4,281	Karur Vysya Bank Ltd.	10,961
2,350	Mahanagar Gas Ltd.(3)	54,414
916	Natco Pharma Ltd.	15,521
9,029	Redington Ltd.	19,897
The accompanying notes are an integral part of these financial statements.

26

Hartford Multifactor International Small Company ETF
Schedule of Investments – (continued)
September 30, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	India - 6.4% - (continued)
3,309	Time Technoplast Ltd.	$15,451
1,274	Welspun Corp. Ltd.	11,650
		343,821
	Indonesia - 2.9%
168,800	Bank Tabungan Negara Persero Tbk. PT	16,166
150,400	Bukit Asam Tbk. PT	30,597
86,900	Golden Agri-Resources Ltd.	18,980
10,400	Indo Tambangraya Megah Tbk. PT	18,186
78,300	Japfa Comfeed Indonesia Tbk. PT*	7,447
186,900	Mitra Adiperkasa Tbk. PT	21,727
428,100	Perusahaan Gas Negara Tbk. PT	40,576
		153,679
	Israel - 1.4%
458	Ituran Location & Control Ltd.	12,155
1,471	Plus500 Ltd.	49,407
245	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	13,700
		75,262
	Italy - 0.5%
565	ACEA SpA	11,086
6,878	Iren SpA	15,613
		26,699
	Japan - 17.0%
500	Adastria Co. Ltd.	11,658
400	Aeon Delight Co. Ltd.	11,339
400	Alpen Co. Ltd.	5,965
100	Amano Corp.	3,010
200	Arcs Co. Ltd.	3,581
200	Artience Co. Ltd.	5,411
3,200	Asanuma Corp.	15,257
1,700	Autobacs Seven Co. Ltd.	17,589
400	Avex, Inc.	4,130
700	BML, Inc.	12,978
1,100	Bunka Shutter Co. Ltd.	13,881
1,100	Canon Marketing Japan, Inc.	35,728
500	Chubu Steel Plate Co. Ltd.	8,777
200	Chugoku Marine Paints Ltd.	2,850
3,500	Citizen Watch Co. Ltd.	22,291
1,100	DCM Holdings Co. Ltd.	12,143
300	Duskin Co. Ltd.	8,096
100	DyDo Group Holdings, Inc.	2,118
2,300	EDION Corp.	29,538
1,900	Geo Holdings Corp.	20,443
600	Glory Ltd.	10,730
2,300	H.U. Group Holdings, Inc.	42,635
1,000	Happinet Corp.	28,978
500	Heiwado Co. Ltd.	8,354
200	Hogy Medical Co. Ltd.	6,523
1,100	Honeys Holdings Co. Ltd.	13,235
300	Inaba Denki Sangyo Co. Ltd.	8,033
500	Juroku Financial Group, Inc.	13,807
600	Kaga Electronics Co. Ltd.	11,745
300	Kaken Pharmaceutical Co. Ltd.	8,018
1,000	Kandenko Co. Ltd.	15,562
1,100	Kanematsu Corp.	18,602
200	Kohnan Shoji Co. Ltd.	5,320
1,100	Kokuyo Co. Ltd.	19,464
700	Komeri Co. Ltd.	18,107
600	K's Holdings Corp.	6,470
400	Kurimoto Ltd.	11,451
400	Lintec Corp.	9,242
900	MEITEC Group Holdings, Inc.	19,952
900	Mirait One Corp.	13,364
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Japan - 17.0% - (continued)
1,800	MIXI, Inc.	$34,732
300	Nippn Corp.	4,654
1,700	Nippon Gas Co. Ltd.	27,299
100	Nisshin Oillio Group Ltd.	3,684
600	Nojima Corp.	8,498
700	Okamura Corp.	9,675
200	Paramount Bed Holdings Co. Ltd.	3,621
500	Raito Kogyo Co. Ltd.	7,568
2,900	Rengo Co. Ltd.	20,252
400	San-A Co. Ltd.	7,201
200	Sangetsu Corp.	3,933
300	Sanki Engineering Co. Ltd.	5,031
1,500	Sankyo Co. Ltd.	22,085
1,000	Senko Group Holdings Co. Ltd.	8,718
8,000	Senshu Ikeda Holdings, Inc.	18,177
1,100	SKY Perfect JSAT Holdings, Inc.	6,860
100	Suzuken Co. Ltd.	3,498
300	Taikisha Ltd.	10,266
400	Tama Home Co. Ltd.	11,214
500	Tamron Co. Ltd.	15,625
100	TKC Corp.	2,674
600	Toho Holdings Co. Ltd.	19,039
2,300	TOKAI Holdings Corp.	15,613
800	Tokyo Kiraboshi Financial Group, Inc.	23,126
100	Totetsu Kogyo Co. Ltd.	2,384
300	Transcosmos, Inc.	7,435
600	TV Asahi Holdings Corp.	8,331
400	Tv Tokyo Holdings Corp.	10,431
300	Uchida Yoko Co. Ltd.	14,262
1,100	United Super Markets Holdings, Inc.	6,521
1,000	Valor Holdings Co. Ltd.	15,401
1,000	Yellow Hat Ltd.	18,177
		912,360
	Jordan - 0.9%
1,902	Hikma Pharmaceuticals PLC	48,754
	Malaysia - 2.1%
12,600	Alliance Bank Malaysia Bhd.	13,598
29,000	Bermaz Auto Bhd.	15,754
40,200	IOI Properties Group Bhd.*	20,668
46,800	Kossan Rubber Industries Bhd.	21,224
80,800	MBSB Bhd.	14,990
29,300	Pavilion REIT	10,232
2,600	United Plantations Bhd.	16,507
		112,973
	Mexico - 0.8%
15,192	FIBRA Macquarie Mexico REIT(2)	24,413
8,950	TF Administradora Industrial S de Real de CV REIT	17,369
		41,782
	Netherlands - 0.1%
116	Koninklijke Vopak NV	5,396
	Norway - 1.0%
12,199	MPC Container Ships ASA	28,202
762	Odfjell SE Class A	10,259
468	Stolt-Nielsen Ltd.	17,329
		55,790
	Poland - 0.3%
640	Asseco Poland SA	14,497
The accompanying notes are an integral part of these financial statements.

27

Hartford Multifactor International Small Company ETF
Schedule of Investments – (continued)
September 30, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.1% - (continued)
	Portugal - 0.6%
6,559	Navigator Co. SA	$26,997
587	NOS SGPS SA	2,394
		29,391
	Singapore - 1.5%
47,400	Geo Energy Resources Ltd.	9,983
53,500	Keppel REIT	39,854
16,600	Sheng Siong Group Ltd.	19,811
37,100	Yangzijiang Financial Holding Ltd.	11,576
		81,224
	South Korea - 6.4%
192	BGF retail Co. Ltd.	16,841
2,433	Cheil Worldwide, Inc.	34,215
356	CJ Corp.	32,369
322	Daesang Corp.	5,257
335	Fila Holdings Corp.	10,823
1,459	Hyundai Marine & Fire Insurance Co. Ltd.	36,818
3,499	JB Financial Group Co. Ltd.	40,965
2,963	Korean Reinsurance Co.	18,670
1,627	KT Corp.	50,016
128	LOTTE Fine Chemical Co. Ltd.	4,698
143	NongShim Co. Ltd.	42,101
404	S-1 Corp.	18,258
1,023	Youngone Corp.	31,604
		342,635
	Spain - 2.5%
1,629	Acerinox SA	17,572
43	Laboratorios Farmaceuticos Rovi SA	3,436
1,474	Logista Integral SA	44,515
18,463	Mapfre SA	49,289
241	Viscofan SA	17,133
		131,945
	Sweden - 0.4%
49	Arjo AB Class B	216
1,720	Betsson AB Class B	21,143
		21,359
	Switzerland - 5.2%
90	Allreal Holding AG	16,943
31	ALSO Holding AG	9,959
163	BKW AG	29,642
60	Bucher Industries AG	27,277
487	DKSH Holding AG	38,796
22	dormakaba Holding AG	16,326
563	Galenica AG(2)	49,689
40	Mobimo Holding AG	12,922
310	PSP Swiss Property AG	45,532
204	Swiss Prime Site AG	22,938
69	Valiant Holding AG	8,131
		278,155
	Taiwan - 9.0%
3,000	Acter Group Corp. Ltd.	29,103
6,000	Arcadyan Technology Corp.	26,922
35,000	Cathay Real Estate Development Co. Ltd.	28,147
2,000	Cheng Uei Precision Industry Co. Ltd.	4,064
5,000	Chicony Power Technology Co. Ltd.	21,408
1,000	Coretronic Corp.	2,424
13,000	Da-Li Development Co. Ltd.	20,293
2,000	Farglory Land Development Co. Ltd.	4,538
3,000	FLEXium Interconnect, Inc.	7,451
12,000	Getac Holdings Corp.	42,279
1,000	Grape King Bio Ltd.	4,534
16,000	Hannstar Board Corp.	26,695
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.1% - (continued)
	Taiwan - 9.0% - (continued)
3,400	Huaku Development Co. Ltd.		$14,289
18,000	Primax Electronics Ltd.		51,532
7,000	Shinkong Insurance Co. Ltd.		20,770
2,000	Simplo Technology Co. Ltd.		22,340
14,000	Sinon Corp.		19,000
10,000	Supreme Electronics Co. Ltd.		20,824
7,000	Systex Corp.		28,092
4,000	Taiwan Hon Chuan Enterprise Co. Ltd.		20,603
5,000	Taiwan Sakura Corp.		13,856
2,000	Topco Scientific Co. Ltd.		17,822
14,000	Tung Ho Steel Enterprise Corp.		35,037
			482,023
	Thailand - 2.4%
70,700	AP Thailand PCL NVDR		21,972
318,000	Chularat Hospital PCL NVDR		26,881
14,000	Mega Lifesciences PCL NVDR		17,077
13,300	Regional Container Lines PCL NVDR		11,160
18,800	Thanachart Capital PCL NVDR		29,505
38,900	Tipco Asphalt PCL NVDR		22,607
			129,202
	Turkey - 1.3%
5,077	Dogus Otomotiv Servis ve Ticaret AS		32,508
24,978	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT		37,043
			69,551
	United Kingdom - 3.9%
818	Computacenter PLC		27,145
425	Drax Group PLC		3,674
3,352	Halfords Group PLC		6,762
4,047	Mears Group PLC		20,520
516	Morgan Sindall Group PLC		21,318
2,469	Pagegroup PLC		12,810
4,336	QinetiQ Group PLC		26,138
14,672	Serco Group PLC		35,031
200	Serica Energy PLC		358
4,143	Shaftesbury Capital PLC REIT		8,180
191	Spectris PLC		6,989
749	Telecom Plus PLC		18,566
529	TORM PLC Class A		18,025
872	Vesuvius PLC		4,568
			210,084
	United States - 0.3%
753	Signify NV(2)		17,783
	Total Common Stocks (cost $4,969,933)		$5,305,308
PREFERRED STOCKS - 0.2%
	Germany - 0.2%
122	FUCHS SE (Preference Shares)(4)		$5,934
935	Schaeffler AG (Preference Shares)(4)		4,835
	Total Preferred Stocks (cost $11,424)		$10,769
	Total Long-Term Investments (cost $4,981,357)		$5,316,077
	Total Investments (cost $4,981,357)	99.3%	$5,316,077
	Other Assets and Liabilities	0.7%	39,210
	Net Assets	100.0%	$5,355,287
The accompanying notes are an integral part of these financial statements.

28

Hartford Multifactor International Small Company ETF
Schedule of Investments – (continued)
September 30, 2024

Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At September 30, 2024, the aggregate value of these securities was
$185,513, representing 3.5% of net assets.

(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At September 30, 2024, the aggregate value of this security was $54,414, representing 1.0% of net assets.

(4)	Currently no rate available.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$358,782	$358,782	$—	$—
Belgium	54,934	54,934	—	—
Brazil	52,439	52,439	—	—
Canada	369,339	369,339	—	—
China	287,053	287,053	—	—
Denmark	108,779	108,779	—	—
Finland	3,603	3,603	—	—
France	122,437	122,437	—	—
Georgia	33,139	33,139	—	—
Germany	137,429	137,429	—	—
Hong Kong	193,009	193,009	—	—
India	343,821	343,821	—	—
Indonesia	153,679	153,679	—	—
Israel	75,262	75,262	—	—
Italy	26,699	26,699	—	—
Japan	912,360	912,360	—	—
Jordan	48,754	48,754	—	—
Malaysia	112,973	112,973	—	—
Mexico	41,782	41,782	—	—
Netherlands	5,396	5,396	—	—
Norway	55,790	55,790	—	—
Poland	14,497	14,497	—	—
Portugal	29,391	29,391	—	—
Singapore	81,224	81,224	—	—
South Korea	342,635	342,635	—	—
Spain	131,945	131,945	—	—
Sweden	21,359	21,359	—	—
Switzerland	278,155	278,155	—	—
Taiwan	482,023	482,023	—	—
Thailand	129,202	129,202	—	—
Turkey	69,551	69,551	—	—
United Kingdom	210,084	210,084	—	—
United States	17,783	17,783	—	—
Preferred Stocks	10,769	10,769	—	—
Total	$5,316,077	$5,316,077	$—	$—

(1)	For the period ended September 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

29

Hartford Multifactor Small Cap ETF
Schedule of Investments
September 30, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6%
	Automobiles & Components - 1.7%
1,219	Patrick Industries, Inc.	$173,549
4,026	Phinia, Inc.	185,317
4,709	Standard Motor Products, Inc.	156,339
366	Winnebago Industries, Inc.	21,268
		536,473
	Banks - 12.5%
1,076	Ameris Bancorp	67,132
1,613	Arrow Financial Corp.	46,229
1,759	Associated Banc-Corp.	37,889
1,226	Banner Corp.	73,021
257	Business First Bancshares, Inc.	6,597
1,932	Cathay General Bancorp	82,979
6,954	Central Pacific Financial Corp.	205,213
297	City Holding Co.	34,865
1,192	Community Trust Bancorp, Inc.	59,195
458	Customers Bancorp, Inc.*	21,274
1,072	Enterprise Financial Services Corp.	54,951
4,386	First BanCorp	92,852
104	First Bancorp/Southern Pines NC	4,325
3,591	First Busey Corp.	93,438
453	First Commonwealth Financial Corp.	7,769
3,040	First Financial Bancorp	76,699
1,718	First Financial Corp.	75,334
2,356	First Hawaiian, Inc.	54,541
1,606	First Merchants Corp.	59,743
4,513	Fulton Financial Corp.	81,821
179	Great Southern Bancorp, Inc.	10,259
5,657	Hanmi Financial Corp.	105,220
1,206	Heartland Financial USA, Inc.	68,380
19,490	Heritage Commerce Corp.	192,561
2,224	Heritage Financial Corp.	48,416
1,007	Hilltop Holdings, Inc.	32,385
201	HomeTrust Bancshares, Inc.	6,850
19,275	Hope Bancorp, Inc.	242,094
3,711	Independent Bank Corp.	123,762
1,964	International Bancshares Corp.	117,428
3,146	Midland States Bancorp, Inc.	70,407
1,278	National Bank Holdings Corp. Class A	53,804
1,339	NBT Bancorp, Inc.	59,224
4,275	Northwest Bancshares, Inc.	57,200
1,919	OceanFirst Financial Corp.	35,674
4,285	OFG Bancorp	192,482
287	Park National Corp.	48,210
3,079	Peoples Bancorp, Inc.	92,647
2,434	Preferred Bank	195,329
3,151	Premier Financial Corp.	73,986
984	Renasant Corp.	31,980
2,751	S&T Bancorp, Inc.	115,459
1,921	Sandy Spring Bancorp, Inc.	60,262
649	Simmons First National Corp. Class A	13,979
1,408	Stellar Bancorp, Inc.	36,453
3,734	Towne Bank	123,446
753	TriCo Bancshares	32,115
3,949	TrustCo Bank Corp.	130,593
1,139	Trustmark Corp.	36,243
2,760	Univest Financial Corp.	77,666
5,956	Veritex Holdings, Inc.	156,762
306	WaFd, Inc.	10,664
2,232	WesBanco, Inc.	66,469
		3,954,276
	Capital Goods - 7.5%
77	Alamo Group, Inc.	13,870
430	American Woodmark Corp.*	40,184
2,455	Apogee Enterprises, Inc.	171,887
1,387	Argan, Inc.	140,683
1,397	Atmus Filtration Technologies, Inc.	52,429
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Capital Goods - 7.5% - (continued)
758	Blue Bird Corp.*	$36,354
2,864	DNOW, Inc.*	37,032
1,033	DXP Enterprises, Inc.*	55,121
1,015	Global Industrial Co.	34,480
2,710	GMS, Inc.*	245,445
3,883	Hyster-Yale, Inc.	247,619
762	IES Holdings, Inc.*	152,110
2,972	Karat Packaging, Inc.	76,945
161	Limbach Holdings, Inc.*	12,197
1,743	LSI Industries, Inc.	28,149
1,850	Masterbrand, Inc.*	34,299
2,470	Miller Industries, Inc.	150,670
4,045	MRC Global, Inc.*	51,533
689	Preformed Line Products Co.	88,247
3,102	Quanex Building Products Corp.	86,081
5,091	REV Group, Inc.	142,853
5,885	Rush Enterprises, Inc. Class A	310,905
916	Tennant Co.	87,973
3,933	Wabash National Corp.	75,474
		2,372,540
	Commercial & Professional Services - 6.4%
1,579	ABM Industries, Inc.	83,308
3,294	Barrett Business Services, Inc.	123,558
2,782	Brady Corp. Class A	213,185
2,857	Civeo Corp.	78,282
1,266	CSG Systems International, Inc.	61,591
1,934	Deluxe Corp.	37,694
5,781	Ennis, Inc.	140,594
3,398	Heidrick & Struggles International, Inc.	132,046
5,524	HNI Corp.	297,412
3,377	Kelly Services, Inc. Class A	72,302
2,505	Kforce, Inc.	153,932
452	ManpowerGroup, Inc.	33,231
1,389	RCM Technologies, Inc.*	28,169
11,783	Resources Connection, Inc.	114,295
20,088	Steelcase, Inc. Class A	270,987
285	UniFirst Corp.	56,615
10,763	Virco Mfg. Corp.	148,637
		2,045,838
	Consumer Discretionary Distribution & Retail - 5.5%
8,776	Aaron's Co., Inc.	87,321
820	A-Mark Precious Metals, Inc.	36,211
6,731	Buckle, Inc.	295,962
2,871	Build-A-Bear Workshop, Inc.	98,676
2,908	Caleres, Inc.	96,109
567	Dillard's, Inc. Class A	217,552
5,166	Haverty Furniture Cos., Inc.	141,910
5,652	J Jill, Inc.	139,435
1,928	Kohl's Corp.	40,681
9,935	Nordstrom, Inc.	223,438
914	ODP Corp.*	27,192
54	Penske Automotive Group, Inc.	8,771
1,057	Shoe Carnival, Inc.	46,350
713	Signet Jewelers Ltd.	73,539
5,883	Upbound Group, Inc.	188,197
240	Urban Outfitters, Inc.*	9,194
		1,730,538
	Consumer Durables & Apparel - 5.5%
1,393	Acushnet Holdings Corp.	88,804
661	Carter's, Inc.	42,952
834	Century Communities, Inc.	85,885
6,578	Ethan Allen Interiors, Inc.	209,772
322	G-III Apparel Group Ltd.*	9,827
501	Green Brick Partners, Inc.*	41,844
2,264	Hamilton Beach Brands Holding Co. Class A	68,894
The accompanying notes are an integral part of these financial statements.

30

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
September 30, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Consumer Durables & Apparel - 5.5% - (continued)
2,041	JAKKS Pacific, Inc.*	$52,086
3,216	Kontoor Brands, Inc.	263,005
4,779	La-Z-Boy, Inc.	205,162
4,516	Levi Strauss & Co. Class A	98,449
7,048	Movado Group, Inc.	131,093
1,319	Oxford Industries, Inc.	114,436
579	Rocky Brands, Inc.	18,447
10,803	Smith & Wesson Brands, Inc.	140,223
485	Steven Madden Ltd.	23,760
1,453	Sturm Ruger & Co., Inc.	60,561
4,918	Superior Group of Cos., Inc.	76,180
		1,731,380
	Consumer Services - 1.6%
36	Graham Holdings Co. Class B	29,582
13,715	Perdoceo Education Corp.	305,021
2,154	Stride, Inc.*	183,758
		518,361
	Consumer Staples Distribution & Retail - 2.5%
1,033	Andersons, Inc.	51,795
3,251	Ingles Markets, Inc. Class A	242,525
3,055	Natural Grocers by Vitamin Cottage, Inc.	90,703
257	PriceSmart, Inc.	23,587
6,997	SpartanNash Co.	156,803
3,395	Weis Markets, Inc.	234,017
		799,430
	Energy - 3.3%
887	California Resources Corp.	46,541
2,020	CNX Resources Corp.*	65,791
1,403	CONSOL Energy, Inc.	146,824
5,286	CVR Energy, Inc.	121,737
437	Dorian LPG Ltd.	15,041
4,133	FutureFuel Corp.	23,765
9,785	Granite Ridge Resources, Inc.	58,123
761	Gulfport Energy Corp.*	115,177
841	International Seaways, Inc.	43,362
7,492	Liberty Energy, Inc.	143,022
719	Northern Oil & Gas, Inc.	25,460
2,131	Peabody Energy Corp.	56,557
1,741	Select Water Solutions, Inc.	19,377
28,004	VAALCO Energy, Inc.	160,743
		1,041,520
	Equity Real Estate Investment Trusts (REITs) - 5.1%
721	Acadia Realty Trust REIT	16,929
371	Alexander's, Inc. REIT	89,916
1,027	American Assets Trust, Inc. REIT	27,441
4,540	Apple Hospitality, Inc. REIT	67,419
1,424	Armada Hoffler Properties, Inc. REIT	15,422
1,670	Brandywine Realty Trust REIT	9,085
5,595	Broadstone Net Lease, Inc. REIT	106,025
758	COPT Defense Properties REIT	22,990
5,291	CTO Realty Growth, Inc. REIT	100,635
734	Easterly Government Properties, Inc. REIT	9,968
1,344	EPR Properties REIT	65,910
6,233	Equity Commonwealth REIT*	124,037
2,893	Getty Realty Corp. REIT	92,026
1,400	Global Medical, Inc. REIT	13,874
1,987	Highwoods Properties, Inc. REIT	66,584
1,106	Innovative Industrial Properties, Inc. REIT	148,868
1,408	LTC Properties, Inc. REIT	51,660
8,846	LXP Industrial Trust REIT	88,902
850	National Health Investors, Inc. REIT	71,451
773	One Liberty Properties, Inc. REIT	21,288
2,056	Park Hotels & Resorts, Inc. REIT	28,990
3,494	Piedmont Office Realty Trust, Inc. Class A, REIT	35,289
5,848	RLJ Lodging Trust REIT	53,685
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 5.1% - (continued)
719	SITE Centers Corp. REIT	$43,499
8,899	Sunstone Hotel Investors, Inc. REIT	91,838
423	UMH Properties, Inc. REIT	8,320
3,334	Urban Edge Properties REIT	71,314
6,042	Whitestone REIT	81,748
		1,625,113
	Financial Services - 1.6%
8,432	Acacia Research Corp.*	39,293
3,447	Bread Financial Holdings, Inc.	164,008
5,081	Chicago Atlantic Real Estate Finance, Inc. REIT	78,806
3,583	Enact Holdings, Inc.	130,171
3,389	EZCORP, Inc. Class A*	37,991
1,139	Franklin BSP Realty Trust, Inc. REIT	14,875
848	Oppenheimer Holdings, Inc. Class A	43,384
		508,528
	Food, Beverage & Tobacco - 2.3%
4,304	Cal-Maine Foods, Inc.	322,111
960	John B Sanfilippo & Son, Inc.	90,538
2,551	Universal Corp.	135,484
11,261	Vector Group Ltd.	168,014
		716,147
	Health Care Equipment & Services - 10.2%
1,048	Addus HomeCare Corp.*	139,415
3,485	AMN Healthcare Services, Inc.*	147,729
5,577	Bioventus, Inc. Class A*	66,645
739	CorVel Corp.*	241,572
9,913	Cross Country Healthcare, Inc.*	133,231
10,899	Embecta Corp.	153,676
6,021	GoodRx Holdings, Inc. Class A*	41,786
4,660	HealthStream, Inc.	134,394
8,530	Hims & Hers Health, Inc.*	157,123
205	Integer Holdings Corp.*	26,650
1,315	iRadimed Corp.	66,131
2,264	LeMaitre Vascular, Inc.	210,303
2,235	National HealthCare Corp.	281,096
1,743	National Research Corp.	39,845
19,292	OraSure Technologies, Inc.*	82,377
3,231	Owens & Minor, Inc.*	50,694
13,781	Patterson Cos., Inc.	300,977
14,160	Premier, Inc. Class A	283,200
2,651	Semler Scientific, Inc.*	62,431
11,727	Sensus Healthcare, Inc.*	68,017
4,097	Tactile Systems Technology, Inc.*	59,857
4,482	TruBridge, Inc.*	53,605
759	UFP Technologies, Inc.*	240,375
379	Utah Medical Products, Inc.	25,359
4,437	Varex Imaging Corp.*	52,889
731	Zimvie, Inc.*	11,601
12,199	Zynex, Inc.*(1)	99,544
		3,230,522
	Household & Personal Products - 0.7%
1,269	Herbalife Ltd.*	9,124
6,659	Medifast, Inc.*	127,454
611	Nu Skin Enterprises, Inc. Class A	4,503
1,077	Oil-Dri Corp. of America	74,302
		215,383
	Insurance - 3.3%
5,662	CNO Financial Group, Inc.	198,736
4,024	Employers Holdings, Inc.	193,031
128	HCI Group, Inc.	13,704
1,809	Horace Mann Educators Corp.	63,224
1,815	Mercury General Corp.	114,309
1,369	Safety Insurance Group, Inc.	111,957
7,814	SiriusPoint Ltd.*	112,053
The accompanying notes are an integral part of these financial statements.

31

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
September 30, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.6% - (continued)
	Insurance - 3.3% - (continued)
1,455	Stewart Information Services Corp.	$108,747
6,516	Universal Insurance Holdings, Inc.	144,394
		1,060,155
	Materials - 5.4%
599	Alpha Metallurgical Resources, Inc.	141,472
1,586	Arch Resources, Inc.	219,122
3,753	Clearwater Paper Corp.*	107,111
2,999	Greif, Inc. Class A	187,917
399	Hawkins, Inc.	50,861
211	Koppers Holdings, Inc.	7,708
1,450	Myers Industries, Inc.	20,039
1,360	Olympic Steel, Inc.	53,040
1,392	Orion SA	24,791
12,360	Ramaco Resources, Inc. Class A	144,612
4,389	Ryerson Holding Corp.	87,385
16,024	SunCoke Energy, Inc.	139,088
2,592	Sylvamo Corp.	222,523
5,015	Warrior Met Coal, Inc.	320,458
		1,726,127
	Media & Entertainment - 1.4%
2,085	Cargurus, Inc.*	62,613
1,584	John Wiley & Sons, Inc. Class A	76,428
3,020	Scholastic Corp.	96,670
2,031	Shutterstock, Inc.	71,837
9,371	TEGNA, Inc.	147,874
		455,422
	Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
1,331	ADMA Biologics, Inc.*	26,607
16,099	Amneal Pharmaceuticals, Inc.*	133,944
2,667	Amphastar Pharmaceuticals, Inc.*	129,429
11,275	Biote Corp. Class A*	62,914
12,835	Catalyst Pharmaceuticals, Inc.*	255,160
7,320	Collegium Pharmaceutical, Inc.*	282,845
6,233	Corcept Therapeutics, Inc.*	288,463
2,223	Harmony Biosciences Holdings, Inc.*	88,920
10,734	Innoviva, Inc.*	207,274
1,850	Kiniksa Pharmaceuticals International PLC*	46,231
220	Myriad Genetics, Inc.*	6,026
19,413	Organogenesis Holdings, Inc.*	55,521
283	Perrigo Co. PLC	7,423
6,317	Phibro Animal Health Corp. Class A	142,259
847	Prestige Consumer Healthcare, Inc.*	61,069
1,330	Protagonist Therapeutics, Inc.*	59,850
27,299	SIGA Technologies, Inc.	184,268
3,853	Supernus Pharmaceuticals, Inc.*	120,137
		2,158,340
	Real Estate Management & Development - 0.9%
2,225	Forestar Group, Inc.*	72,023
6,186	Newmark Group, Inc. Class A	96,069
4,692	RMR Group, Inc. Class A	119,083
		287,175
	Semiconductors & Semiconductor Equipment - 1.3%
8,037	Amkor Technology, Inc.	245,932
193	NVE Corp.	15,415
5,675	Photronics, Inc.*	140,513
		401,860
	Software & Services - 2.1%
5,881	A10 Networks, Inc.	84,922
8,650	Adeia, Inc.	103,022
5,112	Hackett Group, Inc.	134,292
1,870	InterDigital, Inc.	264,848
1,163	Progress Software Corp.	78,351
		665,435
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.6% - (continued)
	Technology Hardware & Equipment - 7.9%
4,567	Bel Fuse, Inc. Class B		$358,555
127	Belden, Inc.		14,876
5,481	Benchmark Electronics, Inc.		242,918
9,121	CompoSecure, Inc. Class A(1)		127,876
1,079	Crane NXT Co.		60,532
14,110	Daktronics, Inc.*		182,160
4,531	Diebold Nixdorf, Inc.*		202,355
2,958	ePlus, Inc.*		290,890
10,624	Immersion Corp.		94,766
836	Kimball Electronics, Inc.*		15,474
402	M-Tron Industries, Inc.*		16,759
501	Napco Security Technologies, Inc.		20,270
783	OSI Systems, Inc.*		118,883
2,414	PC Connection, Inc.		182,088
530	Plexus Corp.*		72,456
5,735	Richardson Electronics Ltd.		70,770
3,285	ScanSource, Inc.*		157,779
11,738	Vishay Intertechnology, Inc.		221,966
1,627	Vishay Precision Group, Inc.*		42,139
			2,493,512
	Telecommunication Services - 0.9%
224	Cogent Communications Holdings, Inc.		17,006
3,530	IDT Corp. Class B		134,740
9,171	Spok Holdings, Inc.		138,115
			289,861
	Transportation - 2.3%
966	Covenant Logistics Group, Inc.		51,043
2,427	Hub Group, Inc. Class A		110,307
1,483	Marten Transport Ltd.		26,249
1,443	Matson, Inc.		205,801
11,644	Pangaea Logistics Solutions Ltd.		84,186
3,975	Schneider National, Inc. Class B		113,446
2,405	Universal Logistics Holdings, Inc.		103,680
871	Werner Enterprises, Inc.		33,612
			728,324
	Utilities - 0.9%
499	Avista Corp.		19,336
2,347	Consolidated Water Co. Ltd.		59,168
7,801	Hawaiian Electric Industries, Inc.*		75,514
265	Northwest Natural Holding Co.		10,817
1,034	Otter Tail Corp.		80,817
870	Unitil Corp.		52,705
			298,357
	Total Common Stocks (cost $27,973,570)		$31,590,617
SHORT-TERM INVESTMENTS - 0.5%
	Securities Lending Collateral - 0.5%
22,425	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 4.85%(2)		$22,425
74,750	HSBC U.S. Government Money Market Fund, Institutional Class, 4.86%(2)		74,750
22,425	Invesco Government & Agency Portfolio, Institutional Class, 4.84%(2)		22,425
22,425	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 4.85%(2)		22,425
	Total Short-Term Investments (cost $142,025)		$142,025
	Total Investments (cost $28,115,595)	100.1%	$31,732,642
	Other Assets and Liabilities	(0.1)%	(20,339)
	Net Assets	100.0%	$31,712,303
The accompanying notes are an integral part of these financial statements.

32

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
September 30, 2024

Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.

Futures Contracts Outstanding at September 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000	1	12/20/2024	$112,460	$2,143
Total futures contracts				$2,143
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$536,473	$536,473	$—	$—
Banks	3,954,276	3,954,276	—	—
Capital Goods	2,372,540	2,372,540	—	—
Commercial & Professional Services	2,045,838	2,045,838	—	—
Consumer Discretionary Distribution & Retail	1,730,538	1,730,538	—	—
Consumer Durables & Apparel	1,731,380	1,731,380	—	—
Consumer Services	518,361	518,361	—	—
Consumer Staples Distribution & Retail	799,430	799,430	—	—
Energy	1,041,520	1,041,520	—	—
Equity Real Estate Investment Trusts (REITs)	1,625,113	1,625,113	—	—
Financial Services	508,528	508,528	—	—
Food, Beverage & Tobacco	716,147	716,147	—	—
Health Care Equipment & Services	3,230,522	3,230,522	—	—
Household & Personal Products	215,383	215,383	—	—
Insurance	1,060,155	1,060,155	—	—
Materials	1,726,127	1,726,127	—	—
Media & Entertainment	455,422	455,422	—	—
Pharmaceuticals, Biotechnology & Life Sciences	2,158,340	2,158,340	—	—
Real Estate Management & Development	287,175	287,175	—	—
Semiconductors & Semiconductor Equipment	401,860	401,860	—	—
Software & Services	665,435	665,435	—	—
Technology Hardware & Equipment	2,493,512	2,493,512	—	—
Telecommunication Services	289,861	289,861	—	—
Transportation	728,324	728,324	—	—
Utilities	298,357	298,357	—	—
Short-Term Investments	142,025	142,025	—	—
Futures Contracts(2)	2,143	2,143	—	—
Total	$31,734,785	$31,734,785	$—	$—

(1)	For the year ended September 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

33

Hartford Multifactor US Equity ETF
Schedule of Investments
September 30, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Banks - 3.0%
11,195	Bank of America Corp.	$444,218
23,372	Citigroup, Inc.	1,463,087
17,340	Fifth Third Bancorp	742,846
5,591	First Horizon Corp.	86,828
63,362	Huntington Bancshares, Inc.	931,421
15,812	JP Morgan Chase & Co.	3,334,118
13,680	M&T Bank Corp.	2,436,682
2,996	Old National Bancorp	55,905
4,802	PNC Financial Services Group, Inc.	887,650
6,879	Popular, Inc.	689,757
48,802	Regions Financial Corp.	1,138,551
12,305	U.S. Bancorp	562,708
3,705	UMB Financial Corp.	389,432
14,141	Wells Fargo & Co.	798,825
		13,962,028
	Capital Goods - 7.8%
5,409	3M Co.	739,410
923	A.O. Smith Corp.	82,913
843	AAON, Inc.	90,909
3,230	Acuity Brands, Inc.	889,510
19,564	Allison Transmission Holdings, Inc.	1,879,513
3,982	Applied Industrial Technologies, Inc.	888,504
1,414	Armstrong World Industries, Inc.	185,842
3,073	Builders FirstSource, Inc.*	595,732
2,397	Caterpillar, Inc.	937,515
692	CSW Industrials, Inc.	253,542
6,224	Cummins, Inc.	2,015,269
14,700	Donaldson Co., Inc.	1,083,390
3,137	Dover Corp.	601,488
4,575	Dycom Industries, Inc.*	901,733
3,750	EMCOR Group, Inc.	1,614,487
28,524	Fastenal Co.	2,037,184
5,234	Federal Signal Corp.	489,170
12,409	Ferguson Enterprises, Inc.	2,464,055
1,561	Franklin Electric Co., Inc.	163,624
1,079	General Dynamics Corp.	326,074
1,110	Honeywell International, Inc.	229,448
962	Hubbell, Inc.	412,073
4,593	Illinois Tool Works, Inc.	1,203,688
1,857	Johnson Controls International PLC	144,122
928	Lennox International, Inc.	560,781
3,334	Lockheed Martin Corp.	1,948,923
15,415	Masco Corp.	1,293,935
1,017	Moog, Inc. Class A	205,454
20,991	Mueller Industries, Inc.	1,555,433
763	Northrop Grumman Corp.	402,917
13,338	Otis Worldwide Corp.	1,386,352
4,734	Owens Corning	835,646
12,678	PACCAR, Inc.	1,251,065
3,350	Snap-on, Inc.	970,528
2,658	Trane Technologies PLC	1,033,244
6,132	UFP Industries, Inc.	804,580
1,380	Valmont Industries, Inc.	400,131
1,757	Watsco, Inc.	864,233
2,370	WW Grainger, Inc.	2,461,980
		36,204,397
	Commercial & Professional Services - 2.4%
5,263	Booz Allen Hamilton Holding Corp.	856,606
2,003	Brink's Co.	231,627
1,010	Broadridge Financial Solutions, Inc.	217,180
2,351	CACI International, Inc. Class A*	1,186,220
9,503	Cintas Corp.	1,956,477
3,437	FTI Consulting, Inc.*	782,124
3,063	Leidos Holdings, Inc.	499,269
4,774	Maximus, Inc.	444,746
561	MSA Safety, Inc.	99,488
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Commercial & Professional Services - 2.4% - (continued)
594	Paychex, Inc.	$79,709
4,489	Republic Services, Inc.	901,571
17,951	Robert Half, Inc.	1,210,077
13,419	Rollins, Inc.	678,733
3,209	Verisk Analytics, Inc.	859,884
6,679	Waste Management, Inc.	1,386,560
		11,390,271
	Consumer Discretionary Distribution & Retail - 5.7%
1,492	Abercrombie & Fitch Co. Class A*	208,731
11,699	Amazon.com, Inc.*	2,179,875
6,286	AutoNation, Inc.*	1,124,691
467	AutoZone, Inc.*	1,471,069
18,182	Best Buy Co., Inc.	1,878,200
5,041	Dick's Sporting Goods, Inc.	1,052,057
24,897	eBay, Inc.	1,621,044
12,620	Genuine Parts Co.	1,762,761
3,332	Group 1 Automotive, Inc.	1,276,289
9,480	Home Depot, Inc.	3,841,296
5,479	Lowe's Cos., Inc.	1,483,987
5,736	Murphy USA, Inc.	2,827,102
1,440	O'Reilly Automotive, Inc.*	1,658,304
11,033	TJX Cos., Inc.	1,296,819
5,571	Tractor Supply Co.	1,620,771
7,953	Williams-Sonoma, Inc.	1,232,079
		26,535,075
	Consumer Durables & Apparel - 1.4%
5,562	DR Horton, Inc.	1,061,063
6,790	Garmin Ltd.	1,195,244
343	Meritage Homes Corp.	70,339
109	NVR, Inc.*	1,069,486
10,591	PulteGroup, Inc.	1,520,126
3,091	Ralph Lauren Corp.	599,252
12,560	Skechers USA, Inc. Class A*	840,515
		6,356,025
	Consumer Services - 1.5%
236	Booking Holdings, Inc.	994,060
7,265	Grand Canyon Education, Inc.*	1,030,540
39,245	H&R Block, Inc.	2,494,020
2,247	McDonald's Corp.	684,234
7,447	Six Flags Entertainment Corp.	300,189
10,427	Yum! Brands, Inc.	1,456,756
		6,959,799
	Consumer Staples Distribution & Retail - 3.7%
102,119	Albertsons Cos., Inc. Class A	1,887,159
5,104	BJ's Wholesale Club Holdings, Inc.*	420,978
3,036	Casey's General Stores, Inc.	1,140,655
2,863	Costco Wholesale Corp.	2,538,107
67,516	Kroger Co.	3,868,667
4,568	Sprouts Farmers Market, Inc.*	504,353
16,120	Sysco Corp.	1,258,327
3,501	Target Corp.	545,666
60,956	Walmart, Inc.	4,922,197
		17,086,109
	Energy - 3.0%
7,486	Cheniere Energy, Inc.	1,346,282
6,267	Chevron Corp.	922,941
3,354	Chord Energy Corp.	436,791
3,486	ConocoPhillips	367,006
12,106	Devon Energy Corp.	473,587
3,114	Diamondback Energy, Inc.	536,854
21,975	EOG Resources, Inc.	2,701,387
32,142	Exxon Mobil Corp.	3,767,685
7,711	Marathon Petroleum Corp.	1,256,199
The accompanying notes are an integral part of these financial statements.

34

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
September 30, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Energy - 3.0% - (continued)
888	Phillips 66	$116,728
15,926	Valero Energy Corp.	2,150,488
		14,075,948
	Equity Real Estate Investment Trusts (REITs) - 1.8%
10,415	Agree Realty Corp. REIT	784,562
2,478	AvalonBay Communities, Inc. REIT	558,170
1,713	Crown Castle, Inc. REIT	203,213
7,874	Equity Residential REIT	586,298
5,561	Essential Properties Realty Trust, Inc. REIT	189,908
7,668	Gaming & Leisure Properties, Inc. REIT	394,519
7,550	Iron Mountain, Inc. REIT	897,167
4,774	Lamar Advertising Co. Class A, REIT	637,806
7,923	NNN, Inc. REIT	384,186
2,753	Omega Healthcare Investors, Inc. REIT	112,047
960	Public Storage REIT	349,315
11,502	Realty Income Corp. REIT	729,457
1,745	Simon Property Group, Inc. REIT	294,940
1,467	Ventas, Inc. REIT	94,079
47,449	VICI Properties, Inc. REIT	1,580,526
3,216	Welltower, Inc. REIT	411,744
1,232	WP Carey, Inc. REIT	76,754
		8,284,691
	Financial Services - 3.2%
29,169	Bank of New York Mellon Corp.	2,096,084
7,250	Berkshire Hathaway, Inc. Class B*	3,336,885
1,010	Capital One Financial Corp.	151,227
2,228	Cboe Global Markets, Inc.	456,450
35,875	Corebridge Financial, Inc.	1,046,115
7,922	Janus Henderson Group PLC	301,591
3,555	Mastercard, Inc. Class A	1,755,459
26,007	MGIC Investment Corp.	665,779
26,320	Radian Group, Inc.	913,041
12,455	State Street Corp.	1,101,894
22,778	Synchrony Financial	1,136,167
6,081	Visa, Inc. Class A	1,671,971
		14,632,663
	Food, Beverage & Tobacco - 2.2%
51,007	Altria Group, Inc.	2,603,397
2,700	Archer-Daniels-Midland Co.	161,298
6,734	Coca-Cola Co.	483,905
472	Coca-Cola Consolidated, Inc.	621,341
41,476	Flowers Foods, Inc.	956,851
10,617	General Mills, Inc.	784,066
7,110	Hershey Co.	1,363,556
2,591	Ingredion, Inc.	356,081
7,902	PepsiCo, Inc.	1,343,735
12,481	Philip Morris International, Inc.	1,515,193
		10,189,423
	Health Care Equipment & Services - 5.4%
5,586	Abbott Laboratories	636,860
7,683	Boston Scientific Corp.*	643,835
6,697	Cardinal Health, Inc.	740,153
5,300	Cencora, Inc.	1,192,924
7,748	Centene Corp.*	583,269
1,063	Chemed Corp.	638,831
3,489	Cigna Group	1,208,729
38,286	CVS Health Corp.	2,407,424
4,867	Elevance Health, Inc.	2,530,840
1,017	Encompass Health Corp.	98,283
2,656	HCA Healthcare, Inc.	1,079,478
8,837	Humana, Inc.	2,799,031
4,226	McKesson Corp.	2,089,419
9,356	Medtronic PLC	842,321
8,209	Quest Diagnostics, Inc.	1,274,447
6,212	ResMed, Inc.	1,516,474
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Health Care Equipment & Services - 5.4% - (continued)
232	Stryker Corp.	$83,812
8,150	UnitedHealth Group, Inc.	4,765,142
		25,131,272
	Household & Personal Products - 1.6%
22,179	Colgate-Palmolive Co.	2,302,402
13,752	Kimberly-Clark Corp.	1,956,635
18,117	Procter & Gamble Co.	3,137,864
		7,396,901
	Insurance - 4.8%
13,866	Aflac, Inc.	1,550,219
3,285	Allstate Corp.	623,000
1,520	American International Group, Inc.	111,310
11,470	Arch Capital Group Ltd.*	1,283,264
1,919	Assurant, Inc.	381,612
20,681	Axis Capital Holdings Ltd.	1,646,414
5,435	Chubb Ltd.	1,567,400
15,952	Cincinnati Financial Corp.	2,171,386
3,288	Everest Group Ltd.	1,288,337
8,032	Lincoln National Corp.	253,088
5,708	Loews Corp.	451,217
881	Markel Group, Inc.*	1,381,919
38,881	Old Republic International Corp.	1,377,165
4,191	Progressive Corp.	1,063,508
9,283	Prudential Financial, Inc.	1,124,171
2,942	Reinsurance Group of America, Inc.	640,974
2,909	RenaissanceRe Holdings Ltd.	792,412
7,125	Travelers Cos., Inc.	1,668,105
27,004	Unum Group	1,605,118
709	White Mountains Insurance Group Ltd.	1,202,606
		22,183,225
	Materials - 3.9%
45,914	Amcor PLC	520,206
2,061	AptarGroup, Inc.	330,151
182	Avery Dennison Corp.	40,178
7,088	Cabot Corp.	792,226
1,827	CF Industries Holdings, Inc.	156,757
11,479	Commercial Metals Co.	630,886
3,512	Ecolab, Inc.	896,719
39,049	Graphic Packaging Holding Co.	1,155,460
3,340	International Paper Co.	163,159
3,681	Knife River Corp.*	329,045
260	Linde PLC	123,984
9,932	LyondellBasell Industries NV Class A	952,479
4,561	Packaging Corp. of America	982,439
6,334	PPG Industries, Inc.	839,002
6,021	Reliance, Inc.	1,741,333
15,249	RPM International, Inc.	1,845,129
2,501	Sealed Air Corp.	90,786
6,221	Sherwin-Williams Co.	2,374,369
2,150	Silgan Holdings, Inc.	112,875
35,890	Smurfit WestRock PLC	1,773,684
18,810	Sonoco Products Co.	1,027,590
10,138	Steel Dynamics, Inc.	1,278,199
		18,156,656
	Media & Entertainment - 4.2%
33,913	Alphabet, Inc. Class A	5,624,471
251	Charter Communications, Inc. Class A*	81,344
39,871	Comcast Corp. Class A	1,665,412
22,122	Electronic Arts, Inc.	3,173,180
57,578	Fox Corp. Class A	2,437,277
6,396	Meta Platforms, Inc. Class A	3,661,326
30,316	New York Times Co. Class A	1,687,692
5,427	News Corp. Class A	144,521
The accompanying notes are an integral part of these financial statements.

35

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
September 30, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Media & Entertainment - 4.2% - (continued)
1,296	Nexstar Media Group, Inc.	$214,293
6,615	Omnicom Group, Inc.	683,925
		19,373,441
	Pharmaceuticals, Biotechnology & Life Sciences - 7.7%
23,695	AbbVie, Inc.	4,679,289
44,368	Alkermes PLC*	1,241,860
5,753	Amgen, Inc.	1,853,674
23,742	Bristol-Myers Squibb Co.	1,228,411
4,535	Eli Lilly & Co.	4,017,738
39,606	Exelixis, Inc.*	1,027,776
36,065	Gilead Sciences, Inc.	3,023,690
26,559	Incyte Corp.*	1,755,550
2,430	Intra-Cellular Therapies, Inc.*	177,803
33,807	Johnson & Johnson	5,478,762
40,611	Merck & Co., Inc.	4,611,785
415	Mettler-Toledo International, Inc.*	622,376
63,157	Organon & Co.	1,208,193
1,019	Regeneron Pharmaceuticals, Inc.*	1,071,214
5,204	United Therapeutics Corp.*	1,864,853
3,501	Vertex Pharmaceuticals, Inc.*	1,628,245
		35,491,219
	Semiconductors & Semiconductor Equipment - 5.4%
2,065	Analog Devices, Inc.	475,301
7,277	Applied Materials, Inc.	1,470,318
17,608	Broadcom, Inc.	3,037,380
14,985	Cirrus Logic, Inc.*	1,861,287
2,041	KLA Corp.	1,580,571
1,081	Lam Research Corp.	882,182
15,390	Microchip Technology, Inc.	1,235,663
64	Monolithic Power Systems, Inc.	59,168
32,097	NVIDIA Corp.	3,897,860
8,027	NXP Semiconductors NV	1,926,560
14,891	QUALCOMM, Inc.	2,532,215
8,289	Skyworks Solutions, Inc.	818,705
14,766	Teradyne, Inc.	1,977,610
14,967	Texas Instruments, Inc.	3,091,733
		24,846,553
	Software & Services - 9.5%
5,776	Accenture PLC Class A	2,041,700
6,935	ACI Worldwide, Inc.*	352,992
1,433	Adobe, Inc.*	741,979
2,410	Akamai Technologies, Inc.*	243,290
1,361	Appfolio, Inc. Class A*	320,379
8,651	ASGN, Inc.*	806,533
733	Autodesk, Inc.*	201,927
4,609	Cadence Design Systems, Inc.*	1,249,177
43,879	Cognizant Technology Solutions Corp. Class A	3,386,581
21,598	CommVault Systems, Inc.*	3,322,852
14,955	Dolby Laboratories, Inc. Class A	1,144,506
73,567	Dropbox, Inc. Class A*	1,870,809
1,369	Fair Isaac Corp.*	2,660,679
3,553	Fortinet, Inc.*	275,535
4,908	Gartner, Inc.*	2,487,178
33,427	Gen Digital, Inc.	916,903
13,315	GoDaddy, Inc. Class A*	2,087,526
1,568	Guidewire Software, Inc.*	286,850
18,785	International Business Machines Corp.	4,152,988
755	Intuit, Inc.	468,855
36,532	Kyndryl Holdings, Inc.*	839,505
4,100	Manhattan Associates, Inc.*	1,153,658
12,597	Microsoft Corp.	5,420,489
16,291	Oracle Corp.	2,775,986
1,604	Palo Alto Networks, Inc.*	548,247
1,445	PTC, Inc.*	261,054
1,664	Roper Technologies, Inc.	925,916
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Software & Services - 9.5% - (continued)
231	ServiceNow, Inc.*	$206,604
1,557	SPS Commerce, Inc.*	302,323
1,593	Synopsys, Inc.*	806,679
9,341	VeriSign, Inc.*	1,774,416
		44,034,116
	Technology Hardware & Equipment - 13.4%
37,587	Amphenol Corp. Class A	2,449,169
25,279	Apple, Inc.	5,890,007
3,826	Arista Networks, Inc.*	1,468,495
7,713	Arrow Electronics, Inc.*	1,024,518
61,663	Avnet, Inc.	3,348,917
6,941	Badger Meter, Inc.	1,515,984
8,690	CDW Corp.	1,966,547
1,086	Ciena Corp.*	66,887
68,175	Cisco Systems, Inc.	3,628,273
54,141	Corning, Inc.	2,444,466
31,096	Dell Technologies, Inc. Class C	3,686,120
8,188	F5, Inc.*	1,802,998
17,539	Flex Ltd.*	586,329
191,423	Hewlett Packard Enterprise Co.	3,916,515
138,415	HP, Inc.	4,964,946
9,886	Insight Enterprises, Inc.*	2,129,346
920	Itron, Inc.*	98,265
5,891	Jabil, Inc.	705,918
48,814	Juniper Networks, Inc.	1,902,770
7,763	Keysight Technologies, Inc.*	1,233,774
698	Littelfuse, Inc.	185,144
7,887	Motorola Solutions, Inc.	3,546,232
40,087	NetApp, Inc.	4,951,145
11,282	Pure Storage, Inc. Class A*	566,808
22,596	Sanmina Corp.*	1,546,696
7,676	Seagate Technology Holdings PLC	840,752
10,365	TD SYNNEX Corp.	1,244,629
18,445	TE Connectivity PLC	2,785,011
44,016	Vontier Corp.	1,485,100
		61,981,761
	Telecommunication Services - 2.5%
188,538	AT&T, Inc.	4,147,836
15,110	T-Mobile U.S., Inc.	3,118,100
92,497	Verizon Communications, Inc.	4,154,040
		11,419,976
	Transportation - 1.2%
16,323	CH Robinson Worldwide, Inc.	1,801,569
5,763	FedEx Corp.	1,577,218
5,866	Landstar System, Inc.	1,107,911
6,722	Ryder System, Inc.	980,068
		5,466,766
	Utilities - 4.4%
7,096	Ameren Corp.	620,616
11,202	American Electric Power Co., Inc.	1,149,325
11,673	Consolidated Edison, Inc.	1,215,510
3,651	Dominion Energy, Inc.	210,991
9,227	DTE Energy Co.	1,184,839
12,524	Duke Energy Corp.	1,444,017
6,692	Edison International	582,806
11,772	Entergy Corp.	1,549,313
9,948	Exelon Corp.	403,391
19,705	FirstEnergy Corp.	873,917
19,161	National Fuel Gas Co.	1,161,348
5,364	NextEra Energy, Inc.	453,419
26,184	NRG Energy, Inc.	2,385,362
8,650	OGE Energy Corp.	354,823
12,197	Portland General Electric Co.	584,236
26,410	PPL Corp.	873,643
13,108	Public Service Enterprise Group, Inc.	1,169,365
The accompanying notes are an integral part of these financial statements.

36

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
September 30, 2024

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.7% - (continued)
	Utilities - 4.4% - (continued)
3,649	Sempra		$305,166
13,971	Southern Co.		1,259,905
5,483	Vistra Corp.		649,955
6,572	WEC Energy Group, Inc.		632,095
18,600	Xcel Energy, Inc.		1,214,580
			20,278,622
	Total Common Stocks (cost $380,296,149)		$461,436,937
	Total Investments (cost $380,296,149)	99.7%	$461,436,937
	Other Assets and Liabilities	0.3%	1,252,927
	Net Assets	100.0%	$462,689,864
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.

Futures Contracts Outstanding at September 30, 2024
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	4	12/20/2024	$1,162,850	$20,339
Total futures contracts				$20,339
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$13,962,028	$13,962,028	$—	$—
Capital Goods	36,204,397	36,204,397	—	—
Commercial & Professional Services	11,390,271	11,390,271	—	—
Consumer Discretionary Distribution & Retail	26,535,075	26,535,075	—	—
Consumer Durables & Apparel	6,356,025	6,356,025	—	—
Consumer Services	6,959,799	6,959,799	—	—
Consumer Staples Distribution & Retail	17,086,109	17,086,109	—	—
Energy	14,075,948	14,075,948	—	—
Equity Real Estate Investment Trusts (REITs)	8,284,691	8,284,691	—	—
Financial Services	14,632,663	14,632,663	—	—
Food, Beverage & Tobacco	10,189,423	10,189,423	—	—
Health Care Equipment & Services	25,131,272	25,131,272	—	—
Household & Personal Products	7,396,901	7,396,901	—	—
Insurance	22,183,225	22,183,225	—	—
Materials	18,156,656	18,156,656	—	—
Media & Entertainment	19,373,441	19,373,441	—	—
Pharmaceuticals, Biotechnology & Life Sciences	35,491,219	35,491,219	—	—
Semiconductors & Semiconductor Equipment	24,846,553	24,846,553	—	—
Software & Services	44,034,116	44,034,116	—	—
Technology Hardware & Equipment	61,981,761	61,981,761	—	—
Telecommunication Services	11,419,976	11,419,976	—	—
Transportation	5,466,766	5,466,766	—	—
Utilities	20,278,622	20,278,622	—	—
Futures Contracts(2)	20,339	20,339	—	—
Total	$461,457,276	$461,457,276	$—	$—

(1)	For the year ended September 30, 2024, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

37

Hartford US Quality Growth ETF
Schedule of Investments
September 30, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Automobiles & Components - 0.8%
205	Tesla, Inc.*	$53,634
	Banks - 0.1%
15	JP Morgan Chase & Co.	3,163
	Capital Goods - 4.1%
31	Acuity Brands, Inc.	8,537
387	Builders FirstSource, Inc.*	75,024
582	Fastenal Co.	41,567
211	Ferguson Enterprises, Inc.	41,898
47	Illinois Tool Works, Inc.	12,317
144	Masco Corp.	12,087
64	WW Grainger, Inc.	66,484
		257,914
	Commercial & Professional Services - 1.6%
187	Cintas Corp.	38,500
572	Robert Half, Inc.	38,558
238	Veralto Corp.	26,623
		103,681
	Consumer Discretionary Distribution & Retail - 9.6%
211	Abercrombie & Fitch Co. Class A*	29,519
1,366	Amazon.com, Inc.*	254,527
4	AutoZone, Inc.*	12,600
143	Bath & Body Works, Inc.	4,565
205	Best Buy Co., Inc.	21,177
609	Gap, Inc.	13,428
7	Genuine Parts Co.	978
332	Home Depot, Inc.	134,526
177	Lowe's Cos., Inc.	47,940
19	O'Reilly Automotive, Inc.*	21,880
278	TJX Cos., Inc.	32,676
16	Tractor Supply Co.	4,655
23	Ulta Beauty, Inc.*	8,950
141	Williams-Sonoma, Inc.	21,844
		609,265
	Consumer Durables & Apparel - 1.4%
108	Deckers Outdoor Corp.*	17,221
124	Lululemon Athletica, Inc.*	33,647
356	NIKE, Inc. Class B	31,470
26	Ralph Lauren Corp.	5,041
		87,379
	Consumer Services - 0.9%
13	Booking Holdings, Inc.	54,758
	Consumer Staples Distribution & Retail - 4.7%
157	Albertsons Cos., Inc. Class A	2,901
137	Costco Wholesale Corp.	121,453
410	Kroger Co.	23,493
134	Target Corp.	20,885
1,586	Walmart, Inc.	128,070
		296,802
	Energy - 3.7%
67	APA Corp.	1,639
490	ChampionX Corp.	14,773
713	EOG Resources, Inc.	87,649
1,039	Exxon Mobil Corp.	121,792
130	Weatherford International PLC	11,040
		236,893
	Equity Real Estate Investment Trusts (REITs) - 0.3%
74	Lamar Advertising Co. Class A, REIT	9,887
46	SBA Communications Corp. REIT	11,072
		20,959
	Financial Services - 4.7%
112	Berkshire Hathaway, Inc. Class B*	51,549
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Financial Services - 4.7% - (continued)
254	Mastercard, Inc. Class A	$125,425
444	Visa, Inc. Class A	122,078
		299,052
	Health Care Equipment & Services - 2.9%
64	IDEXX Laboratories, Inc.*	32,334
278	Lantheus Holdings, Inc.*	30,511
208	UnitedHealth Group, Inc.	121,613
		184,458
	Household & Personal Products - 2.2%
129	Colgate-Palmolive Co.	13,391
714	Procter & Gamble Co.	123,665
		137,056
	Materials - 2.3%
24	PPG Industries, Inc.	3,179
95	Reliance, Inc.	27,475
311	RPM International, Inc.	37,631
205	Sherwin-Williams Co.	78,242
		146,527
	Media & Entertainment - 9.2%
1,779	Alphabet, Inc. Class A	295,047
207	Electronic Arts, Inc.	29,692
972	Match Group, Inc.*	36,780
359	Meta Platforms, Inc. Class A	205,506
68	New York Times Co. Class A	3,786
337	Pinterest, Inc. Class A*	10,909
		581,720
	Pharmaceuticals, Biotechnology & Life Sciences - 9.8%
624	AbbVie, Inc.	123,227
1,224	Alkermes PLC*	34,260
128	Eli Lilly & Co.	113,400
443	Exelixis, Inc.*	11,496
220	Gilead Sciences, Inc.	18,445
258	Incyte Corp.*	17,054
739	Johnson & Johnson	119,762
1,035	Merck & Co., Inc.	117,535
34	Mettler-Toledo International, Inc.*	50,990
54	Zoetis, Inc.	10,550
		616,719
	Real Estate Management & Development - 0.7%
310	CoStar Group, Inc.*	23,387
364	Zillow Group, Inc. Class C*	23,241
		46,628
	Semiconductors & Semiconductor Equipment - 12.4%
271	Applied Materials, Inc.	54,756
62	Axcelis Technologies, Inc.*	6,501
707	Broadcom, Inc.	121,957
117	Cirrus Logic, Inc.*	14,533
52	KLA Corp.	40,269
39	Lam Research Corp.	31,827
173	Lattice Semiconductor Corp.*	9,181
10	Monolithic Power Systems, Inc.	9,245
2,727	NVIDIA Corp.	331,167
159	NXP Semiconductors NV	38,162
115	ON Semiconductor Corp.*	8,350
368	QUALCOMM, Inc.	62,578
279	Teradyne, Inc.	37,366
82	Texas Instruments, Inc.	16,939
		782,831
	Software & Services - 19.3%
158	Accenture PLC Class A	55,850
123	Adobe, Inc.*	63,687
153	Appfolio, Inc. Class A*	36,016
321	AppLovin Corp. Class A*	41,906
The accompanying notes are an integral part of these financial statements.

38

Hartford US Quality Growth ETF
Schedule of Investments – (continued)
September 30, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Software & Services - 19.3% - (continued)
252	Atlassian Corp. Class A*	$40,020
129	Autodesk, Inc.*	35,537
258	Cadence Design Systems, Inc.*	69,926
456	Cognizant Technology Solutions Corp. Class A	35,194
318	CommVault Systems, Inc.*	48,924
71	Datadog, Inc. Class A*	8,169
631	DocuSign, Inc.*	39,179
2,821	Dropbox, Inc. Class A*	71,738
42	Fair Isaac Corp.*	81,628
462	Fortinet, Inc.*	35,828
91	Gartner, Inc.*	46,115
62	HubSpot, Inc.*	32,959
40	Intuit, Inc.	24,840
92	Manhattan Associates, Inc.*	25,887
588	Microsoft Corp.	253,016
323	Nutanix, Inc. Class A*	19,138
23	Palantir Technologies, Inc. Class A*	856
13	Palo Alto Networks, Inc.*	4,443
59	Qualys, Inc.*	7,579
46	ServiceNow, Inc.*	41,142
285	Smartsheet, Inc. Class A*	15,778
81	Synopsys, Inc.*	41,018
235	VeriSign, Inc.*	44,641
		1,221,014
	Technology Hardware & Equipment - 9.1%
1,273	Apple, Inc.	296,609
71	Arista Networks, Inc.*	27,251
56	CDW Corp.	12,673
436	Cisco Systems, Inc.	23,204
91	Dell Technologies, Inc. Class C	10,787
73	F5, Inc.*	16,075
1,199	HP, Inc.	43,008
113	Keysight Technologies, Inc.*	17,959
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.9% - (continued)
	Technology Hardware & Equipment - 9.1% - (continued)
93	Motorola Solutions, Inc.		$41,816
554	NetApp, Inc.		68,424
368	Pure Storage, Inc. Class A*		18,488
			576,294
	Transportation - 0.1%
21	Landstar System, Inc.		3,966
	Total Common Stocks (cost $5,215,505)		$6,320,713
	Total Investments (cost $5,215,505)	99.9%	$6,320,713
	Other Assets and Liabilities	0.1%	3,807
	Net Assets	100.0%	$6,324,520
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

39

Hartford US Quality Growth ETF
Schedule of Investments – (continued)
September 30, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$53,634	$53,634	$—	$—
Banks	3,163	3,163	—	—
Capital Goods	257,914	257,914	—	—
Commercial & Professional Services	103,681	103,681	—	—
Consumer Discretionary Distribution & Retail	609,265	609,265	—	—
Consumer Durables & Apparel	87,379	87,379	—	—
Consumer Services	54,758	54,758	—	—
Consumer Staples Distribution & Retail	296,802	296,802	—	—
Energy	236,893	236,893	—	—
Equity Real Estate Investment Trusts (REITs)	20,959	20,959	—	—
Financial Services	299,052	299,052	—	—
Health Care Equipment & Services	184,458	184,458	—	—
Household & Personal Products	137,056	137,056	—	—
Materials	146,527	146,527	—	—
Media & Entertainment	581,720	581,720	—	—
Pharmaceuticals, Biotechnology & Life Sciences	616,719	616,719	—	—
Real Estate Management & Development	46,628	46,628	—	—
Semiconductors & Semiconductor Equipment	782,831	782,831	—	—
Software & Services	1,221,014	1,221,014	—	—
Technology Hardware & Equipment	576,294	576,294	—	—
Transportation	3,966	3,966	—	—
Total	$6,320,713	$6,320,713	$—	$—

(1)	For the period ended September 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

40

Hartford US Value ETF
Schedule of Investments
September 30, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Banks - 13.1%
1,815	Bank of America Corp.	$72,019
328	Bank OZK	14,101
1,744	Citigroup, Inc.	109,174
294	Citizens Financial Group, Inc.	12,075
222	Columbia Banking System, Inc.	5,796
1,124	Fifth Third Bancorp	48,152
2	First Citizens BancShares, Inc. Class A	3,682
169	First Horizon Corp.	2,624
2,531	Huntington Bancshares, Inc.	37,206
356	JP Morgan Chase & Co.	75,066
563	M&T Bank Corp.	100,281
408	PNC Financial Services Group, Inc.	75,419
203	Popular, Inc.	20,355
2,620	Regions Financial Corp.	61,125
1,768	U.S. Bancorp	80,851
1,531	Wells Fargo & Co.	86,486
		804,412
	Capital Goods - 5.5%
469	Boise Cascade Co.	66,119
330	Builders FirstSource, Inc.*	63,974
115	Caterpillar, Inc.	44,979
25	Cummins, Inc.	8,095
178	Ferguson Enterprises, Inc.	35,345
105	Illinois Tool Works, Inc.	27,517
277	Mueller Industries, Inc.	20,526
634	Terex Corp.	33,545
105	UFP Industries, Inc.	13,777
23	WW Grainger, Inc.	23,893
		337,770
	Commercial & Professional Services - 0.8%
135	Cintas Corp.	27,794
322	Robert Half, Inc.	21,706
		49,500
	Consumer Discretionary Distribution & Retail - 4.3%
909	Best Buy Co., Inc.	93,900
37	Dick's Sporting Goods, Inc.	7,722
3,574	Gap, Inc.	78,807
52	Home Depot, Inc.	21,070
135	Lowe's Cos., Inc.	36,565
724	Macy's, Inc.	11,359
105	TJX Cos., Inc.	12,342
7	Williams-Sonoma, Inc.	1,084
		262,849
	Consumer Durables & Apparel - 0.2%
111	PulteGroup, Inc.	15,932
	Consumer Services - 0.2%
1	Booking Holdings, Inc.	4,212
116	H&R Block, Inc.	7,372
		11,584
	Consumer Staples Distribution & Retail - 3.8%
2,254	Albertsons Cos., Inc. Class A	41,654
1,265	Kroger Co.	72,484
498	Target Corp.	77,618
509	Walmart, Inc.	41,102
		232,858
	Energy - 11.0%
2,769	APA Corp.	67,730
77	ChampionX Corp.	2,322
300	Chevron Corp.	44,181
313	Chord Energy Corp.	40,762
473	ConocoPhillips	49,797
1,270	Devon Energy Corp.	49,682
10	Diamondback Energy, Inc.	1,724
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Energy - 11.0% - (continued)
921	EOG Resources, Inc.	$113,219
479	Exxon Mobil Corp.	56,148
318	HF Sinclair Corp.	14,173
1,172	Magnolia Oil & Gas Corp. Class A	28,620
526	Marathon Petroleum Corp.	85,691
37	Ovintiv, Inc.	1,418
223	Phillips 66	29,313
23	SM Energy Co.	919
649	Valero Energy Corp.	87,635
40	Weatherford International PLC	3,397
		676,731
	Equity Real Estate Investment Trusts (REITs) - 5.2%
214	American Tower Corp. REIT	49,768
25	Crown Castle, Inc. REIT	2,966
33	Equinix, Inc. REIT	29,292
467	Iron Mountain, Inc. REIT	55,494
559	Lamar Advertising Co. Class A, REIT	74,682
81	SBA Communications Corp. REIT	19,497
177	Simon Property Group, Inc. REIT	29,916
1,589	VICI Properties, Inc. REIT	52,929
236	Weyerhaeuser Co. REIT	7,991
		322,535
	Financial Services - 14.5%
71	American Express Co.	19,255
959	Bank of New York Mellon Corp.	68,914
126	Berkshire Hathaway, Inc. Class B*	57,993
214	Capital One Financial Corp.	32,042
403	Corebridge Financial, Inc.	11,751
114	Essent Group Ltd.	7,329
52	Goldman Sachs Group, Inc.	25,746
99	Jack Henry & Associates, Inc.	17,477
582	Jackson Financial, Inc. Class A	53,096
1,468	Janus Henderson Group PLC	55,887
163	Mastercard, Inc. Class A	80,489
1,493	MGIC Investment Corp.	38,221
162	Moody's Corp.	76,884
58	Morgan Stanley	6,046
22	MSCI, Inc.	12,824
796	PayPal Holdings, Inc.*	62,112
564	Radian Group, Inc.	19,565
879	State Street Corp.	77,765
1,316	Synchrony Financial	65,642
577	T Rowe Price Group, Inc.	62,853
135	Visa, Inc. Class A	37,118
		889,009
	Food, Beverage & Tobacco - 0.6%
746	Altria Group, Inc.	38,076
	Health Care Equipment & Services - 6.3%
2,088	CVS Health Corp.	131,293
157	Elevance Health, Inc.	81,640
135	HCA Healthcare, Inc.	54,868
147	Humana, Inc.	46,561
213	Lantheus Holdings, Inc.*	23,377
83	UnitedHealth Group, Inc.	48,528
		386,267
	Insurance - 4.6%
270	Axis Capital Holdings Ltd.	21,495
162	Chubb Ltd.	46,719
429	Cincinnati Financial Corp.	58,395
8	Everest Group Ltd.	3,134
2,890	Lincoln National Corp.	91,064
9	Markel Group, Inc.*	14,117
22	Progressive Corp.	5,583
The accompanying notes are an integral part of these financial statements.

41

Hartford US Value ETF
Schedule of Investments – (continued)
September 30, 2024

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Insurance - 4.6% - (continued)
198	Prudential Financial, Inc.	$23,978
313	Unum Group	18,605
		283,090
	Materials - 4.6%
268	Cabot Corp.	29,954
604	Commercial Metals Co.	33,196
116	Nucor Corp.	17,440
135	Reliance, Inc.	39,043
137	Sherwin-Williams Co.	52,289
583	Smurfit WestRock PLC	28,812
677	Steel Dynamics, Inc.	85,356
		286,090
	Media & Entertainment - 2.7%
425	Alphabet, Inc. Class A	70,486
187	Comcast Corp. Class A	7,811
153	Meta Platforms, Inc. Class A	87,584
		165,881
	Pharmaceuticals, Biotechnology & Life Sciences - 3.3%
14	Eli Lilly & Co.	12,403
582	Gilead Sciences, Inc.	48,795
401	Johnson & Johnson	64,986
156	Merck & Co., Inc.	17,715
2,988	Organon & Co.	57,161
		201,060
	Semiconductors & Semiconductor Equipment - 1.9%
53	Applied Materials, Inc.	10,709
408	NVIDIA Corp.	49,548
46	NXP Semiconductors NV	11,040
263	QUALCOMM, Inc.	44,723
		116,020
	Software & Services - 0.2%
109	Cognizant Technology Solutions Corp. Class A	8,413
19	International Business Machines Corp.	4,200
		12,613
	Technology Hardware & Equipment - 5.4%
97	Apple, Inc.	22,601
777	Avnet, Inc.	42,199
290	Cisco Systems, Inc.	15,434
365	Dell Technologies, Inc. Class C	43,267
2,868	Hewlett Packard Enterprise Co.	58,679
3,344	HP, Inc.	119,950
222	NetApp, Inc.	27,419
		329,549
Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.8% - (continued)
	Telecommunication Services - 3.1%
4,161	AT&T, Inc.		$91,542
115	T-Mobile U.S., Inc.		23,732
1,698	Verizon Communications, Inc.		76,257
			191,531
	Transportation - 1.5%
252	FedEx Corp.		68,968
149	Ryder System, Inc.		21,724
			90,692
	Utilities - 7.0%
50	American Electric Power Co., Inc.		5,130
162	DTE Energy Co.		20,802
528	Duke Energy Corp.		60,878
415	Entergy Corp.		54,618
181	Exelon Corp.		7,340
1,231	National Fuel Gas Co.		74,611
582	NextEra Energy, Inc.		49,196
1,032	NRG Energy, Inc.		94,015
625	Southern Co.		56,363
163	Xcel Energy, Inc.		10,644
			433,597
	Total Common Stocks (cost $5,358,672)		$6,137,646
	Total Investments (cost $5,358,672)	99.8%	$6,137,646
	Other Assets and Liabilities	0.2%	10,037
	Net Assets	100.0%	$6,147,683
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

42

Hartford US Value ETF
Schedule of Investments – (continued)
September 30, 2024

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of September 30, 2024 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$804,412	$804,412	$—	$—
Capital Goods	337,770	337,770	—	—
Commercial & Professional Services	49,500	49,500	—	—
Consumer Discretionary Distribution & Retail	262,849	262,849	—	—
Consumer Durables & Apparel	15,932	15,932	—	—
Consumer Services	11,584	11,584	—	—
Consumer Staples Distribution & Retail	232,858	232,858	—	—
Energy	676,731	676,731	—	—
Equity Real Estate Investment Trusts (REITs)	322,535	322,535	—	—
Financial Services	889,009	889,009	—	—
Food, Beverage & Tobacco	38,076	38,076	—	—
Health Care Equipment & Services	386,267	386,267	—	—
Insurance	283,090	283,090	—	—
Materials	286,090	286,090	—	—
Media & Entertainment	165,881	165,881	—	—
Pharmaceuticals, Biotechnology & Life Sciences	201,060	201,060	—	—
Semiconductors & Semiconductor Equipment	116,020	116,020	—	—
Software & Services	12,613	12,613	—	—
Technology Hardware & Equipment	329,549	329,549	—	—
Telecommunication Services	191,531	191,531	—	—
Transportation	90,692	90,692	—	—
Utilities	433,597	433,597	—	—
Total	$6,137,646	$6,137,646	$—	$—

(1)	For the period ended September 30, 2024, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

43

Hartford Systematic ETFs
GLOSSARY: (abbreviations used in preceding Schedules of Investments)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
S&P	Standard & Poor's
Other Abbreviations:
ADR	American Depositary Receipt
Bhd	Berhad
GDR	Global Depositary Receipt
KGaA	Kommanditgesellschaft Auf Aktien
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
Tbk	Terbuka

44

Hartford Systematic ETFs
 Statements of Assets and Liabilities
September 30, 2024

	Hartford Disciplined US Equity ETF	Hartford Longevity Economy ETF	Hartford Multifactor Developed Markets (ex-US) ETF	Hartford Multifactor Diversified International ETF	Hartford Multifactor Emerging Markets ETF	Hartford Multifactor International Small Company ETF	Hartford Multifactor Small Cap ETF
Assets:
Investments in securities, at market value(1)	$121,941,096	$11,921,386	$1,155,833,281	$19,561,710	$31,879,291	$5,316,077	$31,732,642
Cash	217,984	6,978	4,174,949	87,319	75,781	2,163	93,563
Cash collateral due from broker on futures contracts	50,000	—	306,000	6,000	23,000	—	41,000
Cash collateral held for securities on loan	—	1,903	1,455,002	11,631	569	—	7,475
Foreign currency	—	—	2,408,726	26,560	29,644	5,704	910
Receivables:
Dividends and interest	100,354	9,905	3,805,744	60,445	81,691	27,433	33,637
Securities lending income	—	473	9,956	31	99	5	177
Variation margin on futures contracts	1,313	—	—	—	—	—	236
Tax reclaims	—	—	3,756,699	19,821	10,606	5,997	1,135
Total assets	122,310,747	11,940,645	1,171,750,357	19,773,517	32,100,681	5,357,379	31,910,775
Liabilities:
Obligation to return securities lending collateral	—	38,055	29,100,042	232,624	11,374	—	149,500
Payables:
Investment securities purchased	—	—	1,933,041	60	35	—	40,270
Investment advisory fees	18,826	4,199	270,829	4,512	11,054	2,092	8,702
Variation margin on futures contracts	—	—	34,830	520	2,999	—	—
Foreign taxes	—	—	—	—	183,516	—	—
Total liabilities	18,826	42,254	31,338,742	237,716	208,978	2,092	198,472
Net assets	$122,291,921	$11,898,391	$1,140,411,615	$19,535,801	$31,891,703	$5,355,287	$31,712,303
Summary of Net Assets:
Paid-in-capital	$105,828,047	$12,796,048	$1,384,124,553	$17,575,001	$46,702,528	$4,999,224	$38,421,772
Distributable earnings (loss)	16,463,874	(897,657)	(243,712,938)	1,960,800	(14,810,825)	356,063	(6,709,469)
Net assets	122,291,921	11,898,391	1,140,411,615	19,535,801	31,891,703	5,355,287	31,712,303
Net asset value per share	55.59	31.73	30.62	30.06	25.51	53.55	43.74
Shares issued and outstanding	2,200,000	375,000	37,250,000	650,000	1,250,000	100,000	725,000
Cost of investments	$101,939,971	$10,050,342	$1,000,777,328	$16,112,057	$27,185,991	$4,981,357	$28,115,595
Cost of foreign currency	$—	$—	$2,400,160	$26,284	$29,502	$5,676	$830
(1) Includes Investment in securities on loan, at market value	$—	$37,157	$28,921,347	$221,899	$11,129	$9,238	$146,580
The accompanying notes are an integral part of these financial statements.

45

Hartford Systematic ETFs
 Statements of Assets and Liabilities – (continued)
September 30, 2024

	Hartford Multifactor US Equity ETF	Hartford US Quality Growth ETF	Hartford US Value ETF
Assets:
Investments in securities, at market value	$461,436,937	$6,320,713	$6,137,646
Cash	703,682	3,557	1,658
Cash collateral due from broker on futures contracts	105,000	—	—
Receivables:
Dividends and interest	463,612	1,760	8,944
Securities lending income	46,226	233	887
Variation margin on futures contracts	4,617	—	—
Total assets	462,760,074	6,326,263	6,149,135
Liabilities:
Payables:
Investment advisory fees	70,210	1,743	1,452
Total liabilities	70,210	1,743	1,452
Net assets	$462,689,864	$6,324,520	$6,147,683
Summary of Net Assets:
Paid-in-capital	$448,618,197	$5,327,880	$5,451,184
Distributable earnings (loss)	14,071,667	996,640	696,499
Net assets	462,689,864	6,324,520	6,147,683
Net asset value per share	51.84	50.60	49.18
Shares issued and outstanding	8,925,000	125,000	125,000
Cost of investments	$380,296,149	$5,215,505	$5,358,672
The accompanying notes are an integral part of these financial statements.

46

Hartford Systematic ETFs
 Statements of Operations
For the Year Ended September 30, 2024

	Hartford Disciplined US Equity ETF	Hartford Longevity Economy ETF	Hartford Multifactor Developed Markets (ex-US) ETF	Hartford Multifactor Diversified International ETF	Hartford Multifactor Emerging Markets ETF	Hartford Multifactor International Small Company ETF(1)	Hartford Multifactor Small Cap ETF
Investment Income:
Dividends	$2,226,710	$151,199	$47,191,677	$814,556	$1,088,110	$200,664	$771,814
Interest	19,963	510	198,108	2,574	3,533	76	7,966
Securities lending — net	—	3,359	265,744	2,599	1,688	187	4,944
Less: Foreign tax withheld	(879)	(296)	(4,397,594)	(93,834)	(146,272)	(21,031)	(738)
Total investment income, net	2,245,794	154,772	43,257,935	725,895	947,059	179,896	783,986
Expenses:
Investment advisory fees	208,391	43,716	3,683,758	52,017	99,166	13,284	109,166
Total expenses	208,391	43,716	3,683,758	52,017	99,166	13,284	109,166
Net Investment Income (Loss)	2,037,403	111,056	39,574,177	673,878	847,893	166,612	674,820
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	8,423,295 (3)	740,172 (3)	102,986,779 (3)	406,530 (3)	44,579 (3)	(50,727)	2,411,652 (3)
Less: Foreign taxes paid on realized capital gains	—	—	—	(26)	(131,452)	—	—
Futures contracts	77,489	—	222,263	13,229	(401)	—	23,768
Other foreign currency transactions	—	—	53,475	(1,747)	(12,261)	(1,729)	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	8,500,784	740,172	103,262,517	417,986	(99,535)	(52,456)	2,435,420
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	20,738,761	1,824,229	123,601,352	2,793,204	4,433,608	334,720	4,146,950
Futures contracts	6,761	—	623,544	5,855	14,220	—	5,833
Translation of other assets and liabilities in foreign currencies	—	—	267,946	1,762	1,600	456	123
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	20,745,522	1,824,229	124,492,842	2,800,821	4,449,428	335,176	4,152,906
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	29,246,306	2,564,401	227,755,359	3,218,807	4,349,893	282,720	6,588,326
Net Increase (Decrease) in Net Assets Resulting from Operations	$31,283,709	$2,675,457	$267,329,536	$3,892,685	$5,197,786	$449,332	$7,263,146
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$—	$—	$—	$(116,860)	$—	$—

(1)	Commenced operations on March 18, 2024.
(3)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 12 in the Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.

47

Hartford Systematic ETFs
 Statements of Operations – (continued)
For the Year Ended September 30, 2024

	Hartford Multifactor US Equity ETF	Hartford US Quality Growth ETF(2)	Hartford US Value ETF(2)
Investment Income:
Dividends	$7,423,889	$48,731	$122,966
Interest	66,536	246	297
Securities lending — net	467,355	1,618	5,590
Less: Foreign tax withheld	(4,827)	(39)	(124)
Total investment income, net	7,952,953	50,556	128,729
Expenses:
Investment advisory fees	775,770	16,129	13,536
Total expenses	775,770	16,129	13,536
Net Investment Income (Loss)	7,177,183	34,427	115,193
Net Realized Gain (Loss) on Investments and Other Financial Instruments on:
Investments	39,777,167 (3)	235,518 (3)	384,005 (3)
Futures contracts	344,742	—	—
Net Realized Gain (Loss) on Investments and Other Financial Instruments	40,121,909	235,518	384,005
Net Changes in Unrealized Appreciation (Depreciation) of Investments and Other Financial Instruments of:
Investments	63,280,643	1,105,208	778,974
Futures contracts	45,919	—	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments and Other Financial Instruments	63,326,562	1,105,208	778,974
Net Gain (Loss) on Investments and Other Financial Instruments	103,448,471	1,340,726	1,162,979
Net Increase (Decrease) in Net Assets Resulting from Operations	$110,625,654	$1,375,153	$1,278,172

(2)	Commenced operations on December 5, 2023.
(3)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 12 in the Notes to Financial Statements).
The accompanying notes are an integral part of these financial statements.

48

Hartford Systematic ETFs
 Statements of Changes in Net Assets

	Hartford Disciplined US Equity ETF		Hartford Longevity Economy ETF
	For the Year Ended September 30, 2024	For the Period Ended September 30, 2023(1)	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Operations:
Net investment income (loss)	$2,037,403	$539,963	$111,056	$147,842
Net realized gain (loss) on investments and other financial instruments	8,500,784	(676,380)	740,172	(971,531)
Net changes in unrealized appreciation (depreciation) of investments and other financial instruments	20,745,522	(737,636)	1,824,229	3,335,321
Net Increase (Decrease) in Net Assets Resulting from Operations	31,283,709	(874,053)	2,675,457	2,511,632
Distributions to Shareholders	(1,830,089)	(425,298)	(107,070)	(164,740)
Capital Share Transactions:
Sold	48,295,083	103,167,962	2,245,719	1,212,616
Redeemed	(45,338,918)	(11,986,475)	(1,380,343)	(15,401,902)
Net increase (decrease) from capital share transactions	2,956,165	91,181,487	865,376	(14,189,286)
Net Increase (Decrease) in Net Assets	32,409,785	89,882,136	3,433,763	(11,842,394)
Net Assets:
Beginning of period	89,882,136	—	8,464,628	20,307,022
End of period	$122,291,921	$89,882,136	$11,898,391	$8,464,628

(1)	Commenced operations on November 16, 2022.
The accompanying notes are an integral part of these financial statements.

49

Hartford Systematic ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Multifactor Developed Markets (ex-US) ETF		Hartford Multifactor Diversified International ETF
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Operations:
Net investment income (loss)	$39,574,177	$58,546,456	$673,878	$837,503
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	103,262,517	(57,970,619)	417,986	(518,816)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	124,492,842	273,178,132	2,800,821	3,199,295
Net Increase (Decrease) in Net Assets Resulting from Operations	267,329,536	273,753,969	3,892,685	3,517,982
Distributions to Shareholders	(53,499,216)	(51,253,586)	(853,737)	(881,080)
Capital Share Transactions:
Sold	—	147,035,206	—	—
Redeemed	(561,715,572)	(127,513,307)	(1,301,633)	—
Other Capital	2,672	10,308	672	—
Net increase (decrease) from capital share transactions	(561,712,900)	19,532,207	(1,300,961)	—
Net Increase (Decrease) in Net Assets	(347,882,580)	242,032,590	1,737,987	2,636,902
Net Assets:
Beginning of period	1,488,294,195	1,246,261,605	17,797,814	15,160,912
End of period	$1,140,411,615	$1,488,294,195	$19,535,801	$17,797,814
The accompanying notes are an integral part of these financial statements.

50

Hartford Systematic ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Multifactor Emerging Markets ETF		Hartford Multifactor International Small Company ETF
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Period Ended September 30, 2024(2)
Operations:
Net investment income (loss)	$847,893	$841,195	$166,612
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(99,535)	(785,065)	(52,456)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	4,449,428	4,568,096	335,176
Net Increase (Decrease) in Net Assets Resulting from Operations	5,197,786	4,624,226	449,332
Distributions to Shareholders	(959,414)	(1,299,288)	(93,269)
Capital Share Transactions:
Sold	9,684,636	6,121,118	4,997,644
Redeemed	(1,129,750)	(15,969,415)	(40)
Other Capital	18,626	48,147	1,620
Net increase (decrease) from capital share transactions	8,573,512	(9,800,150)	4,999,224
Net Increase (Decrease) in Net Assets	12,811,884	(6,475,212)	5,355,287
Net Assets:
Beginning of period	19,079,819	25,555,031	—
End of period	$31,891,703	$19,079,819	$5,355,287

(2)	Commenced operations on March 18, 2024.
The accompanying notes are an integral part of these financial statements.

51

Hartford Systematic ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford Multifactor Small Cap ETF		Hartford Multifactor US Equity ETF
	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023	For the Year Ended September 30, 2024	For the Year Ended September 30, 2023
Operations:
Net investment income (loss)	$674,820	$812,601	$7,177,183	$9,040,185
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	2,435,420	(2,222,505)	40,121,909	1,720,561
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	4,152,906	4,340,810	63,326,562	49,633,597
Net Increase (Decrease) in Net Assets Resulting from Operations	7,263,146	2,930,906	110,625,654	60,394,343
Distributions to Shareholders	(672,927)	(745,153)	(7,008,886)	(8,841,353)
Capital Share Transactions:
Sold	4,072,538	18,907,826	114,529,354	177,619,832
Redeemed	(13,222,218)	(14,275,447)	(150,117,945)	(168,252,506)
Net increase (decrease) from capital share transactions	(9,149,680)	4,632,379	(35,588,591)	9,367,326
Net Increase (Decrease) in Net Assets	(2,559,461)	6,818,132	68,028,177	60,920,316
Net Assets:
Beginning of period	34,271,764	27,453,632	394,661,687	333,741,371
End of period	$31,712,303	$34,271,764	$462,689,864	$394,661,687
The accompanying notes are an integral part of these financial statements.

52

Hartford Systematic ETFs
 Statements of Changes in Net Assets – (continued)

	Hartford US Quality Growth ETF	Hartford US Value ETF
	For the Period Ended September 30, 2024(3)	For the Period Ended September 30, 2024(3)
Operations:
Net investment income (loss)	$34,427	$115,193
Net realized gain (loss) on investments	235,518	384,005
Net changes in unrealized appreciation (depreciation) of investments	1,105,208	778,974
Net Increase (Decrease) in Net Assets Resulting from Operations	1,375,153	1,278,172
Distributions to Shareholders	(25,230)	(87,792)
Capital Share Transactions:
Sold	7,356,113	7,278,721
Redeemed	(2,381,516)	(2,321,418)
Net increase (decrease) from capital share transactions	4,974,597	4,957,303
Net Increase (Decrease) in Net Assets	6,324,520	6,147,683
Net Assets:
Beginning of period	—	—
End of period	$6,324,520	$6,147,683

(3)	Commenced operations on December 5, 2023.
The accompanying notes are an integral part of these financial statements.

53

Hartford Systematic ETFs
Financial Highlights

—Selected Per-Share Data(1)—								—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Disciplined US Equity ETF
For the Year Ended September 30, 2024
$42.30	$0.91	$13.20	$14.11	$—	$(0.82)	$(0.82)	$55.59	33.57%	$122,292	0.19%	0.19%	1.86%	51%
For the Period Ended September 30, 2023(5)
$40.00	$0.74	$2.02 (6)	$2.76	$—	$(0.46)	$(0.46)	$42.30	6.97%(7)	$89,882	0.19%(8)	0.19%(8)	1.99%(8)	90%(9)
Hartford Longevity Economy ETF
For the Year Ended September 30, 2024
$24.18	$0.32	$7.54	$7.86	$—	$(0.31)	$(0.31)	$31.73	32.64%	$11,898	0.44%	0.44%	1.12%	62%
For the Year Ended September 30, 2023
$21.38	$0.38	$2.93	$3.31	$—	$(0.51)	$(0.51)	$24.18	15.57%	$8,465	0.44%	0.44%	1.57%	55%
For the Year Ended September 30, 2022
$26.32	$0.36	$(4.95)	$(4.59)	$—	$(0.35)	$(0.35)	$21.38	(17.63)%	$20,307	0.44%	0.44%	1.40%	63%
For the Period Ended September 30, 2021(10)
$25.00	$0.18	$1.22	$1.40	$—	$(0.08)	$(0.08)	$26.32	5.58%(7)	$25,001	0.44%(8)	0.44%(8)	1.23%(8)	70%(11)
Hartford Multifactor Developed Markets (ex-US) ETF
For the Year Ended September 30, 2024
$25.77	$0.86	$5.12	$5.98	$0.00 (12)	$(1.13)	$(1.13)	$30.62	23.77%	$1,140,412	0.29%	0.29%	3.12%	61%
For the Year Ended September 30, 2023
$21.86	$1.02	$3.79	$4.81	$0.00 (12)	$(0.90)	$(0.90)	$25.77	22.09%	$1,488,294	0.29%	0.29%	3.97%	38%
For the Year Ended September 30, 2022
$30.26	$1.07	$(8.03)	$(6.96)	$—	$(1.44)	$(1.44)	$21.86	(23.89)%	$1,246,262	0.29%	0.29%	3.82%	33%
For the Year Ended September 30, 2021
$25.89	$0.99	$4.37	$5.36	$—	$(0.99)	$(0.99)	$30.26	20.81%	$1,945,925	0.29%	0.29%	3.37%	44%
For the Year Ended September 30, 2020
$27.76	$0.68	$(1.79)	$(1.11)	$—	$(0.76)	$(0.76)	$25.89	(4.04)%	$2,001,148	0.29%	0.29%	2.60%	57%
Hartford Multifactor Diversified International ETF
For the Year Ended September 30, 2024
$25.43	$1.02	$4.92	$5.94	$0.00 (12)	$(1.31)	$(1.31)	$30.06	24.04%	$19,536	0.29%	0.29%	3.76%	54%
For the Year Ended September 30, 2023
$21.66	$1.20	$3.83	$5.03	$—	$(1.26)	$(1.26)	$25.43	23.49%	$17,798	0.29%	0.29%	4.79%	58%
For the Year Ended September 30, 2022
$28.53	$1.56	$(7.11)	$(5.55)	$0.01	$(1.33)	$(1.33)	$21.66	(20.34)%	$15,161	0.29%	0.29%	6.09%	65%
For the Year Ended September 30, 2021
$23.64	$1.13	$4.75	$5.88	$—	$(0.99)	$(0.99)	$28.53	25.06%	$5,707	0.29%	0.29%	4.09%	89%
For the Year Ended September 30, 2020
$26.84	$0.75	$(3.13)	$(2.38)	$—	$(0.82)	$(0.82)	$23.64	(9.03)%	$4,728	0.29%	0.29%	3.06%	156%
Hartford Multifactor Emerging Markets ETF
For the Year Ended September 30, 2024
$21.20	$0.87	$4.49	$5.36	$0.02	$(1.07)	$(1.07)	$25.51	26.15%	$31,892	0.44%	0.44%	3.76%	54%
For the Year Ended September 30, 2023
$18.25	$0.72	$3.24	$3.96	$0.04	$(1.05)	$(1.05)	$21.20	22.32%	$19,080	0.44%	0.44%	3.52%	71%
The accompanying notes are an integral part of these financial statements.

54

Hartford Systematic ETFs
Financial Highlights  – (continued)

—Selected Per-Share Data(1)—								—Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover(4)
Hartford Multifactor Emerging Markets ETF – (continued)
For the Year Ended September 30, 2022
$24.65	$1.02	$(6.43)	$(5.41)	$0.03	$(1.02)	$(1.02)	$18.25	(22.60)%	$25,555	0.44%	0.44%	4.55%	70%
For the Year Ended September 30, 2021
$19.58	$0.69	$5.10	$5.79	$0.01	$(0.73)	$(0.73)	$24.65	29.81%	$41,913	0.44%	0.44%	2.89%	96%
For the Year Ended September 30, 2020
$22.20	$0.58	$(2.37)	$(1.79)	$0.01	$(0.84)	$(0.84)	$19.58	(8.34)%	$43,086	0.44%	0.44%	2.80%	77%
Hartford Multifactor International Small Company ETF(13)
For the Period Ended September 30, 2024
$49.98	$1.67	$2.81	$4.48	$0.02	$(0.93)	$(0.93)	$53.55	9.17%(7)	$5,355	0.49%(8)	0.49%(8)	6.15%(8)	28%(14)
Hartford Multifactor Small Cap ETF
For the Year Ended September 30, 2024
$36.08	$0.84	$7.65	$8.49	$—	$(0.83)	$(0.83)	$43.74	23.70%	$31,712	0.34%	0.34%	2.10%	41%
For the Year Ended September 30, 2023
$32.30	$0.87	$3.73	$4.60	$—	$(0.82)	$(0.82)	$36.08	14.30%	$34,272	0.34%	0.34%	2.39%	47%
For the Year Ended September 30, 2022
$38.11	$0.82	$(5.81)	$(4.99)	$—	$(0.82)	$(0.82)	$32.30	(13.38)%	$27,454	0.34%	0.34%	2.17%	52%
For the Year Ended September 30, 2021
$25.74	$0.54	$12.37	$12.91	$—	$(0.54)	$(0.54)	$38.11	50.39%	$24,772	0.34%	0.34%	1.48%	73%
For the Year Ended September 30, 2020
$28.55	$0.41	$(2.34)	$(1.93)	$0.00 (12)	$(0.88)	$(0.88)	$25.74	(7.05)%	$7,723	0.35%	0.35%	1.52%	158%
Hartford Multifactor US Equity ETF
For the Year Ended September 30, 2024
$40.17	$0.81	$11.65	$12.46	$—	$(0.79)	$(0.79)	$51.84	31.23%	$462,690	0.19%	0.19%	1.76%	51%
For the Year Ended September 30, 2023
$35.32	$0.82	$4.84	$5.66	$—	$(0.81)	$(0.81)	$40.17	16.10%	$394,662	0.19%	0.19%	2.06%	58%
For the Year Ended September 30, 2022
$39.89	$0.73	$(4.60)	$(3.87)	$—	$(0.70)	$(0.70)	$35.32	(9.89)%	$333,741	0.19%	0.19%	1.81%	47%
For the Year Ended September 30, 2021
$31.76	$0.57	$8.22	$8.79	$—	$(0.66)	$(0.66)	$39.89	27.83%	$385,960	0.19%	0.19%	1.50%	76%
For the Year Ended September 30, 2020
$32.20	$0.70	$(0.45)	$0.25	$—	$(0.69)	$(0.69)	$31.76	0.92%	$245,361	0.19%	0.19%	2.25%	71%
Hartford US Quality Growth ETF(15)
For the Period Ended September 30, 2024
$39.95	$0.27	$10.58	$10.85	$—	$(0.20)	$(0.20)	$50.60	27.19%(7)	$6,325	0.34%(8)	0.34%(8)	0.73%(8)	34%(16)
Hartford US Value ETF(15)
For the Period Ended September 30, 2024
$39.67	$0.92	$9.29	$10.21	$—	$(0.70)	$(0.70)	$49.18	25.83%(7)	$6,148	0.29%(8)	0.29%(8)	2.47%(8)	64%(16)

The accompanying notes are an integral part of these financial statements.

55

Hartford Systematic ETFs
Financial Highlights  – (continued)

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at net asset value at the end of the distribution day.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(5)	Commenced operations on November 16, 2022.
(6)
Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(7)	Not annualized.
(8)	Annualized.
(9)	Reflects the Fund's portfolio turnover for the period November 16, 2022 through September 30, 2023.
(10)	Commenced operations on March 16, 2021.
(11)	Reflects the Fund's portfolio turnover for the period March 16, 2021 through September 30, 2021.
(12)	Per share amount is less than $0.005.
(13)	Commenced operations on March 18, 2024.
(14)	Reflects the Fund's portfolio turnover for the period March 18, 2024 through September 30, 2024.
(15)	Commenced operations on December 5, 2023.
(16)	Reflects the Fund's portfolio turnover for the period December 5, 2023 through September 30, 2024.
The accompanying notes are an integral part of these financial statements.

56

Hartford Systematic ETFs
 Notes to Financial Statements
 September 30, 2024

1.
Organization:
Lattice Strategies Trust (the "Trust") is an open-end registered management investment company comprised of ten operational series as of September 30, 2024. Financial statements for the series of the Trust listed below (each, a "Fund" and collectively, the "Funds") are included in this report.
Lattice Strategies Trust:
Hartford Disciplined US Equity ETF (the "Disciplined US Equity ETF")
Hartford Longevity Economy ETF (the "Longevity Economy ETF")
Hartford Multifactor Developed Markets (ex-US) ETF (the "Multifactor Developed Markets (ex-US) ETF")
Hartford Multifactor Diversified International ETF (the "Multifactor Diversified International ETF")
Hartford Multifactor Emerging Markets ETF (the "Multifactor Emerging Markets ETF")
Hartford Multifactor International Small Company ETF (the "Multifactor International Small Company ETF")
Hartford Multifactor Small Cap ETF (the "Multifactor Small Cap ETF")
Hartford Multifactor US Equity ETF (the "Multifactor US Equity ETF")
Hartford US Quality Growth ETF (the "US Quality Growth ETF")
Hartford US Value ETF (the "US Value ETF")
Multifactor International Small Company ETF commenced operations on March 18, 2024. US Quality Growth ETF and US Value ETF commenced operations on December 5, 2023. Disciplined US Equity ETF commenced operations on November 16, 2022. Longevity Economy ETF commenced operations on March 16, 2021. Multifactor Diversified International ETF commenced operations on May 10, 2017. Multifactor Small Cap ETF commenced operations on March 23, 2015. Each of the other Funds commenced operations on February 25, 2015.
Each Fund is an exchange-traded fund ("ETF") that trades on an exchange like other publicly traded securities. Each Fund is designed to track an index. Shares of Disciplined US Equity ETF, Longevity Economy ETF, Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Small Cap ETF and Multifactor US Equity ETF are listed and traded on NYSE Arca, Inc. ("NYSE Arca"). Shares of Multifactor Diversified International ETF, Multifactor International Small Company ETF and US Value ETF are listed and traded on Cboe BZX Exchange, Inc. ("Cboe BZX"). Shares of US Quality Growth ETF are listed and traded on The NASDAQ Stock Market LLC (“NASDAQ Stock Market”). Each share of a Fund represents a partial ownership in the Fund's assets and liabilities, including securities held by the Fund. Shares of a Fund may be purchased or redeemed directly from the Fund in Creation Units at net asset value ("NAV") only by certain large institutional investors ("Authorized Participants") who have entered into agreements with ALPS Distributors, Inc. ("ALPS" or the "Distributor"), the Funds’ Distributor.
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. The Trust was organized as a Delaware statutory trust on April 15, 2014 and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The shares of the Funds are registered under the Securities Act of 1933, as amended (the "Securities Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 "Financial Services – Investment Companies."
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The NAV of each Fund's shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept creation and redemption orders from Authorized Participants and calculate each Fund’s NAV in accordance with applicable law. The NAV for the shares of each Fund is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

57

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 September 30, 2024

b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV per share of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Trust's Board of Trustees (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, sell or redeem shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments

58

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 September 30, 2024

that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Board. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of Multifactor Developed Markets (ex-US) ETF, Multifactor Diversified International ETF, Multifactor Emerging Markets ETF and Multifactor International Small Company ETF is to pay dividends from net investment income, if any, semi-annually. The policy of Disciplined US Equity ETF, Longevity Economy ETF, Multifactor US Equity ETF, Multifactor Small Cap ETF, US Quality Growth ETF and US Value ETF is to pay dividends from net investment income, if any, quarterly. Amounts may vary significantly from period to period and realized gains, if any, are paid at least once a year. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).

59

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 September 30, 2024

3.
Securities and Other Investments:
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
4.
Financial Derivative Instruments:
The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the year ended September 30, 2024, each of Disciplined US Equity ETF, Multifactor Developed Markets (ex-US) ETF, Multifactor Diversified International ETF, Multifactor Emerging Markets ETF, Multifactor Small Cap ETF and Multifactor US Equity ETF had used Futures Contracts.
b)
Additional Derivative Instrument Information:
Disciplined US Equity ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$6,761	$—	$6,761
Total	$—	$—	$—	$6,761	$—	$6,761

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

60

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 September 30, 2024

Disciplined US Equity ETF – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the year ended September 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$77,489	$—	$77,489
Total	$—	$—	$—	$77,489	$—	$77,489
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$6,761	$—	$6,761
Total	$—	$—	$—	$6,761	$—	$6,761
For the year ended September 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	17
Multifactor Developed Markets (ex-US) ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$145,549	$—	$145,549
Total	$—	$—	$—	$145,549	$—	$145,549

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended September 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$222,263	$—	$222,263
Total	$—	$—	$—	$222,263	$—	$222,263
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$623,544	$—	$623,544
Total	$—	$—	$—	$623,544	$—	$623,544
For the year ended September 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	59

61

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 September 30, 2024

Multifactor Diversified International ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$2,303	$—	$2,303
Total	$—	$—	$—	$2,303	$—	$2,303

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended September 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$13,229	$—	$13,229
Total	$—	$—	$—	$13,229	$—	$13,229
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$5,855	$—	$5,855
Total	$—	$—	$—	$5,855	$—	$5,855
For the year ended September 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1
Multifactor Emerging Markets ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$11,026	$—	$11,026
Total	$—	$—	$—	$11,026	$—	$11,026

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

62

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 September 30, 2024

Multifactor Emerging Markets ETF – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the year ended September 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(401)	$—	$(401)
Total	$—	$—	$—	$(401)	$—	$(401)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$14,220	$—	$14,220
Total	$—	$—	$—	$14,220	$—	$14,220
For the year ended September 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	3
Multifactor Small Cap ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$2,143	$—	$2,143
Total	$—	$—	$—	$2,143	$—	$2,143

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended September 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$23,768	$—	$23,768
Total	$—	$—	$—	$23,768	$—	$23,768
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$5,833	$—	$5,833
Total	$—	$—	$—	$5,833	$—	$5,833
For the year ended September 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1

63

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 September 30, 2024

Multifactor US Equity ETF
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$20,339	$—	$20,339
Total	$—	$—	$—	$20,339	$—	$20,339

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended September 30, 2024:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$344,742	$—	$344,742
Total	$—	$—	$—	$344,742	$—	$344,742
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$45,919	$—	$45,919
Total	$—	$—	$—	$45,919	$—	$45,919
For the year ended September 30, 2024, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	5
c)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of September 30, 2024:
Disciplined US Equity ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$6,761	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	6,761	—
Derivatives not subject to a MNA	(6,761)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

64

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 September 30, 2024

Multifactor Developed Markets (ex-US) ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$145,549	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	145,549	—
Derivatives not subject to a MNA	(145,549)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Multifactor Diversified International ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$2,303	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,303	—
Derivatives not subject to a MNA	(2,303)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Multifactor Emerging Markets ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$11,026	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	11,026	—
Derivatives not subject to a MNA	(11,026)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Multifactor Small Cap ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$2,143	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,143	—
Derivatives not subject to a MNA	(2,143)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Multifactor US Equity ETF
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$20,339	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	20,339	—
Derivatives not subject to a MNA	(20,339)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund's prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and

65

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 September 30, 2024

greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
A Fund’s focus on securities of issuers that reflect a specific theme or focus on a specific sector or industry may affect the Fund’s exposure to certain industries or types of investments. The Fund’s relative investment performance may also be affected depending on whether such themes, sectors, industries or investments are in or out of favor with the market. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies and developments affecting companies focused on longevity and aging solutions generally. In addition, under certain market conditions, a Fund may underperform funds that invest in a broader array of investments.
Geopolitical events, including the invasion of Ukraine by Russia and conflict between Israel and Hamas, have injected uncertainty into the global financial markets. One or more of the Funds holds positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2024. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)
Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies ("PFICs"), redemptions-in-kind, reclassification of dividend income, RICs and certain derivatives. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.

66

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 September 30, 2024

c)
Distributions and Components of Distributable Earnings – The tax character of distributions paid by each Fund for the years or periods ended September 30, 2024 and September 30, 2023 are as follows (as adjusted for dividends payable, if applicable):
	For the Period or Year Ended September 30, 2024	For the Period or Year Ended September 30, 2023
Fund	Ordinary Income	Ordinary Income
Disciplined US Equity ETF(1)	$1,830,089	$425,298
Longevity Economy ETF	107,070	164,740
Multifactor Developed Markets (ex-US) ETF	53,499,216	51,253,586
Multifactor Diversified International ETF	853,737	881,080
Multifactor Emerging Markets ETF	959,414	1,299,288
Multifactor International Small Company ETF(2)	93,269	—
Multifactor Small Cap ETF	672,927	745,153
Multifactor US Equity ETF	7,008,886	8,841,353
US Quality Growth ETF(3)	25,230	—
US Value ETF(3)	87,792	—

(1)	Distributions for the period November 11, 2022 (commencement of operations) through September 30, 2023.
(2)	Distributions for the period March 18, 2024 (commencement of operations) through September 30, 2024.
(3)	Distributions for the period December 5, 2023 (commencement of operations) through September 30, 2024.
As of September 30, 2024, the components of total accumulated earnings (deficit) for each Fund on a tax basis are as follows:
Fund	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Total Accumulated Earnings (Deficit)
Disciplined US Equity ETF	$314,022	$(3,726,315)	$19,876,167	$16,463,874
Longevity Economy ETF	17,911	(2,778,720)	1,863,152	(897,657)
Multifactor Developed Markets (ex-US) ETF	16,911,874	(412,487,128)	151,862,316	(243,712,938)
Multifactor Diversified International ETF	464,919	(1,795,759)	3,291,640	1,960,800
Multifactor Emerging Markets ETF	835,169	(19,420,848)	3,774,854	(14,810,825)
Multifactor International Small Company ETF	120,292	(64,067)	299,838	356,063
Multifactor Small Cap ETF	54,021	(10,280,193)	3,516,703	(6,709,469)
Multifactor US Equity ETF	678,993	(67,669,996)	81,062,670	14,071,667
US Quality Growth ETF	9,197	(117,515)	1,104,958	996,640
US Value ETF	27,401	(106,908)	776,006	696,499
d)
Reclassification of Capital Accounts – The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as redemption in-kind transactions, subsequent adjustments to wash sales, and reclassification of dividend income. Adjustments are made to reflect the impact these items have on the current and future earnings distributions to shareholders. Therefore, the source of the Funds' distributions may be shown in the accompanying Statements of Changes in Net Assets as from distributable earnings or from capital depending on the type of book and tax differences that exist. For the year or period ended September 30, 2024, the Funds recorded reclassifications to increase (decrease) the accounts listed below:
Fund	Paid-in-Capital	Distributable Earnings (Loss)
Disciplined US Equity ETF	$10,545,279	$(10,545,279)
Longevity Economy ETF	558,834	(558,834)
Multifactor Developed Markets (ex-US) ETF	82,879,266	(82,879,266)
Multifactor Diversified International ETF	151,756	(151,756)
Multifactor Emerging Markets ETF	12,833	(12,833)
Multifactor Small Cap ETF	2,940,645	(2,940,645)
Multifactor US Equity ETF	41,775,760	(41,775,760)
US Quality Growth ETF	353,283	(353,283)
US Value ETF	493,881	(493,881)
e)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.

67

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 September 30, 2024

At September 30, 2024 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Disciplined US Equity ETF	$3,435,836	$290,479
Longevity Economy ETF	1,485,229	1,293,491
Multifactor Developed Markets (ex-US) ETF	236,187,142	176,299,986
Multifactor Diversified International ETF	1,473,158	322,601
Multifactor Emerging Markets ETF	10,599,447	8,821,401
Multifactor International Small Company ETF	64,067	—
Multifactor Small Cap ETF*	5,136,955	5,143,238
Multifactor US Equity ETF	40,449,560	27,220,436
US Quality Growth ETF	117,515	—
US Value ETF	106,908	—

*	Future utilization of losses are subject to limitation under current tax laws.
During the year ended September 30, 2024, Longevity Economy ETF utilized $181,814, Multifactor Developed Markets (ex-US) ETF utilized $6,457,466, Multifactor Diversified International ETF utilized $148,169 and Multifactor Small Cap ETF utilized $18,348 of prior year capital loss carryforwards, respectively.
f)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at September 30, 2024 is different from book purposes primarily due to wash sale loss deferrals, PFIC mark-to-market adjustments and reclassification of dividend income. The net unrealized appreciation/(depreciation) on investments for tax purposes, which consists of gross unrealized appreciation and depreciation was also different from book purposes primarily due to wash sale loss deferrals, reclassification of dividend income and mark-to-market adjustments on PFICs and futures. Both the cost and unrealized appreciation and depreciation for federal income tax purposes are disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Disciplined US Equity ETF	$102,064,929	$20,458,778	$(582,611)	$19,876,167
Longevity Economy ETF	10,058,234	2,066,781	(203,629)	1,863,152
Multifactor Developed Markets (ex-US) ETF	1,004,076,950	172,480,727	(20,724,396)	151,756,331
Multifactor Diversified International ETF	16,271,641	3,450,591	(160,522)	3,290,069
Multifactor Emerging Markets ETF	27,921,518	5,056,953	(1,099,180)	3,957,773
Multifactor International Small Company ETF	5,016,695	432,901	(133,519)	299,382
Multifactor Small Cap ETF	28,215,961	5,101,108	(1,584,427)	3,516,681
Multifactor US Equity ETF	380,374,268	83,637,771	(2,575,102)	81,062,669
US Quality Growth ETF	5,215,755	1,136,869	(31,911)	1,104,958
US Value ETF	5,361,640	806,894	(30,888)	776,006
g)
Accounting for Uncertainty in Income Taxes – Pursuant to provisions set forth by U.S. GAAP, HFMC reviews each Fund’s tax positions for all open tax years. As of September 30, 2024, HFMC had reviewed the open tax years and concluded that there was no reason to record a liability for net unrecognized tax obligations relating to uncertain income tax positions. Each Fund files U.S. tax returns. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for three years, no examination is currently in progress. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended September 30, 2024, the Funds did not incur any interest or penalties. HFMC is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax obligations will significantly change in the next twelve months.
7.
Expenses:
a)
Investment Advisory Agreement – Lattice Strategies LLC (the “Adviser” or “Lattice”) serves as each Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust. Lattice is a wholly owned subsidiary of HFMC, which is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). Lattice has overall investment supervisory responsibility for each Fund. In addition, Lattice provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. Lattice has contracted with Mellon Investments Corporation (“Mellon”) under a sub-advisory agreement pursuant to which Mellon performs the daily investment of the assets of each Fund in accordance with each Fund’s investment objective and policies. Each Fund pays a fee to Lattice, a portion of which may be used to compensate Mellon.

68

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 September 30, 2024

Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Trust, except for (i) interest and taxes; (ii) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (iii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iv) extraordinary expenses; (v) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) acquired fund fees and expenses; and (vii) the advisory fee payable to the Adviser under the Investment Advisory Agreement. The payment or assumption by the Adviser of any expense of the Trust that the Adviser is not required by the Investment Advisory Agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Trust on any subsequent occasion.
The schedule below reflects the rates of compensation paid to Lattice for investment advisory services rendered as of September 30, 2024; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
Disciplined US Equity ETF	0.19%
Longevity Economy ETF	0.44%
Multifactor Developed Markets (ex-US) ETF	0.29%
Multifactor Diversified International ETF	0.29%
Multifactor Emerging Markets ETF	0.44%
Multifactor International Small Company ETF	0.49%
Multifactor Small Cap ETF	0.34%
Multifactor US Equity ETF	0.19%
US Quality Growth ETF	0.34%
US Value ETF	0.29%
b)
Distribution Plans - Each Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its shares. The Board has determined that the Funds may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees.
For the year or period ended September 30, 2024, the Funds did not pay any Rule 12b-1 fees.
c)
Remuneration Paid to Trustees, Officers and Other Related Party Transactions – Certain officers of the Trust are trustees and/or officers of HFMC and/or The Hartford or its subsidiaries. For the year or period ended September 30, 2024, a portion of the Trust's Chief Compliance Officer’s ("CCO") compensation was paid by HFMC. As part of the Funds' Investment Management Agreement, HFMC also pays any Trustee and CCO compensation on behalf of the Funds.
8.
Securities Lending:
The Trust has entered into a securities lending agency agreement ("lending agreement") with Citibank, N.A. ("Citibank"). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

69

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 September 30, 2024

The net income earned on the securities lending (after payment of rebates and Citibank’s fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of September 30, 2024.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Disciplined US Equity ETF	$—	$—	$—
Longevity Economy ETF	37,157	38,055	—
Multifactor Developed Markets (ex-US) ETF	28,921,347	29,100,042	1,243,109
Multifactor Diversified International ETF	221,899	232,624	—
Multifactor Emerging Markets ETF	11,129	11,374	—
Multifactor International Small Company ETF	9,238	—	9,785
Multifactor Small Cap ETF	146,580	149,500	—
Multifactor US Equity ETF	—	—	—
US Quality Growth ETF	—	—	—
US Value ETF	—	—	—

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing. Pursuant to the lending agreement, the borrower will provide collateral in an amount at least equal to the current market value of securities loaned.

9.
Custodian and Transfer Agent:
State Street Bank and Trust Company ("State Street") serves as Custodian for the Funds pursuant to a custodian agreement ("Custodian Agreement") dated December 31, 2014, as amended from time to time.  As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the shares and calculates net income and realized capital gains or losses. State Street serves as Transfer Agent of each Fund pursuant to a transfer agency and service agreement ("Transfer Agency and Service Agreement") dated February 13, 2018, as amended from time to time.  As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.
For the services provided under the Custodian Agreement and Transfer Agency and Service Agreement, Lattice or an affiliate, and not the Funds, compensates State Street pursuant to the Funds' unitary management fee structure.
10.
Affiliate Holdings:
As of September 30, 2024, affiliates of The Hartford had ownership of shares in certain Funds as follows:
Fund	Percentage of Fund
Disciplined US Equity ETF	5%
Longevity Economy ETF	76%
Multifactor Diversified International ETF	12%
Multifactor International Small Company ETF	90%
Multifactor Small Cap ETF	52%
US Quality Growth ETF	92%
US Value ETF	92%
As of September 30, 2024, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund
Multifactor Developed Markets (ex-US) ETF	9%
Multifactor US Equity ETF	28%

70

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 September 30, 2024

11.
Beneficial Fund Ownership:
As of September 30, 2024, to the knowledge of a Fund, the shareholders listed below beneficially held more than 25% of the shares outstanding of a Fund.
Fund	Shareholder	Percentage of Ownership
Longevity Economy ETF	Hartford Funds Management Company, LLC	76%
Multifactor International Small Company ETF	Hartford Funds Management Company, LLC	90%
Multifactor Small Cap ETF	Hartford Funds Management Company, LLC	52%
US Quality Growth ETF	Hartford Funds Management Company, LLC	92%
US Value ETF	Hartford Funds Management Company, LLC	92%
12.
Investment Transactions:
For the year or period ended September 30, 2024, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Disciplined US Equity ETF	$55,592,393	$55,683,113	$55,592,393	$55,683,113
Longevity Economy ETF	6,290,787	6,288,848	6,290,787	6,288,848
Multifactor Developed Markets (ex-US) ETF	777,263,347	799,599,908	777,263,347	799,599,908
Multifactor Diversified International ETF	9,717,543	10,198,026	9,717,543	10,198,026
Multifactor Emerging Markets ETF	18,906,513	12,258,506	18,906,513	12,258,506
Multifactor International Small Company ETF	2,401,560	1,439,322	2,401,560	1,439,322
Multifactor Small Cap ETF	13,209,216	13,281,921	13,209,216	13,281,921
Multifactor US Equity ETF	209,085,956	207,919,810	209,085,956	207,919,810
US Quality Growth ETF	1,983,869	2,574,592	1,983,869	2,574,592
US Value ETF	3,713,581	3,707,508	3,713,581	3,707,508
For the year or period ended September 30, 2024, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:
Fund	Cost of Purchases	Sales Proceeds	Realized Gain/(Loss)
Disciplined US Equity ETF	$48,296,595	$45,171,344	$10,597,779
Longevity Economy ETF	2,241,370	1,380,274	559,344
Multifactor Developed Markets (ex-US) ETF	—	543,244,216	91,198,047
Multifactor Diversified International ETF	—	1,067,914	167,663
Multifactor Emerging Markets ETF	2,055,547	476,763	18,070
Multifactor International Small Company ETF	4,069,410	—	—
Multifactor Small Cap ETF	4,072,933	13,105,150	3,094,381
Multifactor US Equity ETF	114,303,517	150,134,580	41,878,265
US Quality Growth ETF	7,356,147	1,785,437	353,283
US Value ETF	7,273,301	2,303,438	493,932

13.
Share Transactions:
Each Fund will issue and redeem shares at NAV only with certain Authorized Participants in large increments known as ‘‘Creation Units.” Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a Fund and redemption proceeds are paid with a basket of securities and/or cash from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of securities included in the relevant baskets for any reason at the Trust’s sole discretion. Each Fund’s shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized Participants may be required to pay a transaction fee when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units, and is recorded as Other Capital on the Statements of Changes in Net Assets.
Purchase or redemption of Creation Units is only available to an Authorized Participant. An Authorized Participant is either (1) a ‘‘Participating Party’’ (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (‘‘Clearing Process’’), or (2) a participant of DTC (‘‘DTC Participant’’), and, in each case, must have executed an agreement (‘‘Participation Agreement’’) with the Distributor with respect to creations and redemptions of Creation Units.

71

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 September 30, 2024

Shares of Disciplined US Equity ETF, Longevity Economy ETF, Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Small Cap ETF and Multifactor US Equity ETF are listed on the NYSE Arca and shares of Multifactor Diversified International ETF, Multifactor International Small Company ETF and US Value ETF are listed on the Cboe BZX. Shares of US Quality Growth ETF are listed on the NASDAQ Stock Market. Shares of each Fund are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar amount upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than a Fund’s NAV upon sale of shares.
Because each Fund is structured as an ETF, individual shares may only be purchased and sold on a listing exchange through a broker-dealer. The price of shares is based on market price, and because ETF shares trade at market prices rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each Fund will only issue or redeem Creation Units to Authorized Participants who have entered into agreements with the Distributor. The Funds generally will issue or redeem Creation Units in return for a designated basket of securities and/or cash that the Fund specifies each business day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.
The following information is for the year or period ended September 30, 2024 and the year or period ended September 30, 2023:
	For the Year or Period Ended September 30, 2024		For the Year or Period Ended September 30, 2023
	Shares	Amount	Shares	Amount
Disciplined US Equity ETF(1)
Shares Sold	950,000	$48,295,083	2,400,001	$103,167,962
Shares Redeemed	(875,000)	(45,338,918)	(275,001)	(11,986,475)
Total Net Increase (Decrease)	75,000	2,956,165	2,125,000	91,181,487
Longevity Economy ETF
Shares Sold	75,000	$2,245,719	50,000	$1,212,616
Shares Redeemed	(50,000)	(1,380,343)	(650,000)	(15,401,902)
Total Net Increase (Decrease)	25,000	865,376	(600,000)	(14,189,286)
Multifactor Developed Markets (ex-US) ETF
Shares Sold	—	$—	5,950,000	$147,035,206
Shares Redeemed	(20,500,000)	(561,715,572)	(5,200,000)	(127,513,307)
Other Capital	—	2,672	—	10,308
Total Net Increase (Decrease)	(20,500,000)	(561,712,900)	750,000	19,532,207
Multifactor Diversified International ETF
Shares Sold	—	$—	—	$—
Shares Redeemed	(50,000)	(1,301,633)	—	—
Other Capital	—	672	—	—
Total Net Increase (Decrease)	(50,000)	(1,300,961)	—	—
Multifactor Emerging Markets ETF
Shares Sold	400,000	$9,684,636	300,000	$6,121,118
Shares Redeemed	(50,000)	(1,129,750)	(800,000)	(15,969,415)
Other Capital	—	18,626	—	48,147
Total Net Increase (Decrease)	350,000	8,573,512	(500,000)	(9,800,150)
Multifactor International Small Company ETF(2)
Shares Sold	100,001	$4,997,644
Shares Redeemed	(1)	(40)
Other Capital	—	1,620
Total Net Increase (Decrease)	100,000	4,999,224
Multifactor Small Cap ETF
Shares Sold	100,000	$4,072,538	500,000	$18,907,826
Shares Redeemed	(325,000)	(13,222,218)	(400,000)	(14,275,447)
Total Net Increase (Decrease)	(225,000)	(9,149,680)	100,000	4,632,379
Multifactor US Equity ETF
Shares Sold	2,375,000	$114,529,354	4,575,000	$177,619,832
Shares Redeemed	(3,275,000)	(150,117,945)	(4,200,000)	(168,252,506)
Total Net Increase (Decrease)	(900,000)	(35,588,591)	375,000	9,367,326

72

Hartford Systematic ETFs
 Notes to Financial Statements – (continued)
 September 30, 2024

	For the Year or Period Ended September 30, 2024		For the Year or Period Ended September 30, 2023
	Shares	Amount	Shares	Amount
US Quality Growth ETF(3)
Shares Sold	175,001	$7,356,113
Shares Redeemed	(50,001)	(2,381,516)
Total Net Increase (Decrease)	125,000	4,974,597
US Value ETF(3)
Shares Sold	175,001	$7,278,721
Shares Redeemed	(50,001)	(2,321,418)
Total Net Increase (Decrease)	125,000	4,957,303

(1)	Commenced operations on November 16, 2022.
(2)	Commenced operations on March 18, 2024.
(3)	Commenced operations on December 5, 2023.
14.
Line of Credit:
The Multifactor Diversified International ETF, Multifactor Emerging Markets ETF and Multifactor International Small Company ETF participate in a committed line of credit pursuant to a credit agreement dated February 29, 2024. Each such Fund may borrow under the line of credit for temporary or emergency purposes. These Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges certain fees, such as a commitment fee. The fees incurred by these Funds, if any, in connection with the credit facility during the period would be paid by the Investment Manager. During and as of the period ended September 30, 2024, none of these Funds had borrowings under the credit facility.
15.
Indemnifications:
Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under the applicable laws of the State of Delaware and federal securities laws. In addition, the Trust, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
16.
Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

73

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Lattice Strategies Trust and Shareholders of Hartford Disciplined US Equity ETF, Hartford Longevity Economy ETF, Hartford Multifactor Developed Markets (ex-US) ETF, Hartford Multifactor Diversified International ETF, Hartford Multifactor Emerging Markets ETF, Hartford Multifactor International Small Company ETF, Hartford Multifactor Small Cap ETF, Hartford Multifactor US Equity ETF, Hartford US Quality Growth ETF and Hartford US Value ETF

Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the Funds indicated in the table below (constituting Lattice Strategies Trust, hereafter collectively referred to as the "Funds") as of September 30, 2024, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2024, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Fund
Hartford Disciplined US Equity ETF(1)
Hartford Longevity Economy ETF(2)
Hartford Multifactor Developed Markets (ex-US) ETF(3)
Hartford Multifactor Diversified International ETF(3)
Hartford Multifactor Emerging Markets ETF(3)
Hartford Multifactor International Small Company ETF(4)
Hartford Multifactor Small Cap ETF(3)
Hartford Multifactor US Equity ETF(3)
Hartford US Quality Growth ETF(5)
Hartford US Value ETF(5)

1
Statement of assets and liabilities, including the schedule of investments, as of September 30, 2024, the related statements of operations for the year ended September 30,
2024, the statement of changes in net assets and the financial highlights for the period ended September 30, 2024 and for the period November 16, 2022 (commencement of operations) through September 30, 2023.

2
Statement of assets and liabilities, including the schedule of investments, as of September 30, 2024, the related statement of operations for the year ended September 30,
2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the three years in the period ended September 30, 2024, and for the period March 16, 2021 (commencement of operations) through September 30, 2021.

3
Statement of assets and liabilities, including the schedule of investments, as of September 30, 2024, the related statement of operations for the year ended September 30,
2024, the statements of changes in net assets for each of the two years in the period ended September 30, 2024, and the financial highlights for each of the five years in the period ended September 30, 2024.

4
Statement of assets and liabilities, including the schedule of investments, as of September 30, 2024, the related statements of operations, and of changes in net assets and the financial highlights for period March 18, 2024 (commencement of operations) through September 30, 2024.

5
Statement of assets and liabilities, including the schedule of investments, as of September 30, 2024, the related statements of operations, and of changes in net assets and the financial highlights for period December 5, 2023 (commencement of operations) through September 30, 2024.

Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by

74

Report of Independent Registered Public Accounting Firm
management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2024
We have served as the auditor of one or more investment companies in the Hartford Funds group of investment companies since 2020.

75

Hartford Systematic ETFs
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

76

Hartford Systematic ETFs
 Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

77

Hartford Systematic ETFs
 Item 10. Remuneration Paid to Trustees, Officers, and Others of Open-End Management Investment Companies.

The response to this item is included under Item 7 of this form.

78

Hartford Systematic ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited)

Lattice Strategies Trust
Hartford Disciplined US Equity ETF
Hartford Longevity Economy ETF
Hartford Multifactor Developed Markets (ex-US) ETF
Hartford Multifactor Diversified International ETF
Hartford Multifactor Emerging Markets ETF
Hartford Multifactor Small Cap ETF
Hartford Multifactor US Equity ETF
(each, a “Fund” and collectively, the “Funds”)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each registered investment company’s board of trustees, including a majority of those trustees who are not “interested persons” of the investment company, as defined in the 1940 Act (the “Independent Trustees”), annually review and consider the continuation of the investment company’s investment advisory and sub-advisory agreements. At its meeting held on September 11-12, 2024, the Board of Trustees (the “Board”) of Lattice Strategies Trust (the “Trust”), including the Independent Trustees, unanimously voted to approve (i) the continuation of an investment advisory agreement (the “Investment Advisory Agreement”) by and between the Trust, on behalf of each of its series listed above, and Lattice Strategies LLC (“Lattice Strategies”), a wholly owned subsidiary of Hartford Funds Management Company, LLC; and (ii) a separate investment sub-advisory agreement (the “Sub-advisory Agreement” and together with the Investment Advisory Agreement, the “Agreements”) between Lattice Strategies and the Funds’ sub-adviser, Mellon Investments Corporation (the “Sub-adviser,” and together with Lattice Strategies, the “Advisers”).
In the months preceding the September 11-12, 2024 meeting, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Trustees and supporting materials relating to those questions and responses. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, as applicable, with respect to each Fund, which included information furnished to the Board and its committees at their meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Agreements that was presented at the Board’s meetings held on June 11, 2024 and September 11-12, 2024. Information provided to the Board and its committees at their meetings throughout the year included, among other things, reports on Fund performance and tracking difference, legal, compliance and risk management matters, sales and marketing activity, secondary market trading premium and discount information, and the other services provided to each Fund by the Advisers and their affiliates. The members of the Board also considered the materials and presentations by Fund officers and representatives of Lattice Strategies received at the Board’s meetings on June 11, 2024 and September 11-12, 2024 concerning the Agreements and at the special meeting of the Board’s Investment Committee on May 23, 2024 concerning Fund performance and tracking difference and other investment-related matters.
The Independent Trustees, advised by independent legal counsel throughout the evaluation process, engaged service providers to assist them with evaluating the Agreements with respect to each Fund. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Board with reports on how each Fund’s contractual management fees, actual management fees and total expense ratio compared to those of an appropriate group of investment companies selected by Broadridge. The Independent Trustees also engaged an independent consultant (the “Consultant”) to assist them in evaluating the Funds’ fees and expenses.
In determining whether to approve the continuation of the Agreements for a Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements. Throughout the evaluation process, the Board was assisted by counsel for the Trust and the Independent Trustees were also separately assisted by independent legal counsel. In connection with their deliberations, the Independent Trustees met separately with independent legal counsel and the Consultant on June 7, 2024 and in executive session on several occasions to consider their responsibilities under relevant laws and regulations and to discuss the materials presented and other matters deemed relevant to their consideration of the approval of the continuation of the Agreements. As a result of the discussions that occurred during the June 7, 2024 and June 11, 2024 meetings, the Independent Trustees presented Lattice Strategies and its affiliates with requests for additional information on certain topics. Lattice Strategies and its affiliates responded to these requests with written additional information in advance of the September 11-12, 2024 meeting. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the continuation of the Agreements is provided below.

79

Hartford Systematic ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Nature, Extent and Quality of Services Provided by the Advisers
The Board requested and considered information concerning the nature, extent and quality of the services provided to each Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. The Board considered each Adviser’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to enhance services to the funds managed by Lattice Strategies and its affiliates (the “Hartford funds”). In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Funds and other Hartford funds.
The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board reviewed information about each Adviser’s compliance policies and procedures and compliance history and a report from the Funds’ Chief Compliance Officer about each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulators. The Board also noted the Advisers’ support of the Funds’ compliance control structure, as applicable, and, in particular, the resources devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the Funds’ risk management programs, as well as the efforts of the Advisers to address cybersecurity risks. The Board also considered investments by Lattice Strategies and its affiliates in business continuity planning designed to benefit the Funds. The Board also noted Lattice Strategies’ and its affiliates’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes to the market, regulatory and control environments in which the Funds and their service providers operate.
With respect to Lattice Strategies, the Board noted that, under the Investment Advisory Agreement, Lattice Strategies is responsible for the management of the Funds, including oversight of fund operations and service providers, and the provision of investment advisory and administrative services in connection with selecting, monitoring and supervising the Sub-adviser. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by Lattice Strategies that were not delegated to or assumed by the Sub-adviser, including the entrepreneurial and other risks assumed by Lattice Strategies in connection with sponsoring and providing ongoing services to each Fund. The Board considered that Lattice Strategies is responsible for the creation, maintenance and ongoing monitoring of each Fund’s custom proprietary benchmark index. The Board considered Lattice Strategies’ and its affiliates’ ongoing monitoring of people, process and performance, including their quarterly reviews of each of the Hartford funds, semi-annual meetings with the leaders of each Fund’s portfolio management team, and ongoing oversight of the Hartford funds’ portfolio managers. The Board noted that Lattice Strategies and its affiliates have demonstrated a record of initiating changes to the portfolio management and/or investment strategies of the Hartford funds when warranted. The Board considered Lattice Strategies’ periodic due diligence reviews of the Sub-adviser and ongoing oversight of the Sub-adviser’s investment approach and results, Lattice Strategies’ process for monitoring best execution of portfolio trades and other trading operations by the Sub-adviser, and Lattice Strategies’ approach to risk management with respect to the Funds. The Board considered Lattice Strategies’ oversight of the securities lending program for the Funds that engage in securities lending and noted the income earned by the Funds that participate in such program. The Board also considered Lattice Strategies’ day-to-day oversight of each Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Lattice Strategies’ oversight in this regard.
In addition, the Board considered Lattice Strategies’ and its affiliates’ overall strategic plan for, and ongoing commitment to review and re-assess, the Hartford funds product line-up. The Board also considered the expenses that Lattice Strategies and its affiliates had incurred, as well as the risks Lattice Strategies and its affiliates had assumed, in connection with the launch of new funds and changes to existing Hartford funds in recent years. The Board considered that Lattice Strategies or its affiliates are responsible for providing the Funds’ officers.
With respect to the Sub-adviser, which is responsible for the daily investment of the assets of each Fund, subject to oversight by Lattice Strategies, among the other services set forth in the Sub-advisory Agreement, the Board considered, among other things, the Sub-adviser’s investment personnel, investment process, investment capabilities and resources, performance record, process used for monitoring factors that drive tracking difference, trade execution capabilities and experience. The Board considered the experience of each Fund’s portfolio managers, the number of accounts managed by the portfolio managers, and the Sub-adviser’s method for compensating the portfolio managers. The Board also considered the Sub-adviser’s succession planning practices to ensure continuity of portfolio management services provided to the Funds and Lattice Strategies’ oversight of these practices.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by Lattice Strategies and the Sub-adviser.

80

Hartford Systematic ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Performance of each Fund and the Advisers
The Board considered the investment performance of each Fund. In this regard, the Board reviewed the performance of each Fund over different time periods and evaluated Lattice Strategies’ analysis of each Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, including information comparing each Fund’s investment performance to the performance of its custom proprietary benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board considered the detailed investment analytics reports provided by Lattice Strategies throughout the year, including in connection with the approval of the continuation of the Agreements. These reports include, among other things, information on each Fund’s gross returns and net returns, each Fund’s gross and net tracking difference as it relates to tracking the performance of its custom proprietary benchmark index, various statistics concerning the Fund’s portfolio, a narrative summary of various factors affecting Fund performance, and commentary on the effect of current and recent market conditions. In reviewing the tracking difference reports, the Board considered Lattice Strategies’ assessment of each Fund’s tracking difference, including information comparing each Fund’s tracking difference to both a general tracking difference range established for the Fund and the tracking difference for an appropriate group of peer funds over various periods, Lattice Strategies’ views regarding the appropriateness of the general tracking difference ranges and explanations of the factors contributing to any tracking difference. The Board noted the factors driving tracking difference for each Fund that are outside the control of the Sub-adviser. For details regarding each Fund’s tracking difference, see the Fund-by-Fund synopsis below. The Board considered the Advisers’ work with the Investment Committee, which assists the Board in evaluating the performance of each Fund at periodic meetings throughout the year and specifically with respect to the approval of the continuation of the Agreements. The Board considered that the Investment Committee, in its evaluation of investment performance at meetings throughout the year, focused particular attention on information indicating less favorable performance of certain Hartford funds for specific time periods and discussed with the Advisers the reasons for such performance. The Board also considered information provided by the Consultant relating to each Fund’s performance track record and tracking difference.
While the Board primarily evaluated each Fund’s performance by reviewing the Fund’s tracking difference relative to its custom proprietary benchmark index, the Board also considered Lattice Strategies’ assessment of the quality of each Fund’s custom proprietary benchmark index and whether each such index was performing as expected. The Board reviewed the performance of certain Funds and their custom proprietary benchmark indexes relative to unaffiliated broad-based securities market indexes and found such comparisons to be useful in evaluating the performance of such Funds and their custom proprietary benchmark indexes. The Board considered that Lattice Strategies believes that each Fund’s custom proprietary benchmark index was performing as expected. In addition, the Board considered information about Lattice Strategies’ overall assessment of the functioning of each Fund’s arbitrage mechanism, noting Lattice Strategies’ statement that the arbitrage mechanism of each Fund functioned as expected.
In light of all the considerations noted above, the Board concluded that it had continued confidence in Lattice Strategies’ and the Sub-adviser’s overall capabilities to manage the Funds.
Costs of the Services and Profitability of the Advisers
The Board reviewed information regarding Lattice Strategies’ cost to provide investment management and related services to each Fund and Lattice Strategies’ profitability, both overall and for each Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and received information relating to the operations and profitability of the Sub-adviser. The Board considered representations from Lattice Strategies and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length and that the sub-advisory fees are paid by Lattice Strategies and not the Funds. Accordingly, the Board concluded that the profitability of the Sub-adviser is a less relevant factor with respect to the Board’s consideration of the Sub-advisory Agreement.
The Board considered that the Independent Trustees’ prior independent consultant had previously reviewed the methodologies and estimates used by Lattice Strategies in calculating profitability in connection with the continuation of the Investment Advisory Agreement, including a description of the methodology used to allocate certain expenses. The Board noted that the prior independent consultant previously reported that such process is reasonable, sound and consistent with common industry practice. The Board noted that Lattice Strategies’ process for calculating and reporting Fund profitability is consistent with the process previously reviewed by the prior independent consultant.
Based on these considerations, the Board concluded that the profits realized by Lattice Strategies and its affiliates from their relationships with the Funds were not excessive.

81

Hartford Systematic ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Comparison of Fees and Services Provided by the Advisers
The Board considered the comparative information with respect to the services rendered to and the management fees to be paid by each Fund to Lattice Strategies and the total expense ratio of the Fund. The Board considered that Lattice Strategies would pay all expenses of the Trust, except for (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses; (iv) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (v) the management fee payable to Lattice Strategies. The Board also considered comparative information with respect to the sub-advisory fees to be paid by Lattice Strategies to the Sub-adviser with respect to each Fund. In this regard, the Board requested and reviewed information from Lattice Strategies and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule, and total operating expenses for each Fund. The Board also reviewed information from Broadridge comparing each Fund’s contractual management fees, actual management fees and total expense ratios relative to an appropriate group of funds selected by Broadridge. For details regarding each Fund’s fees and expenses, see the Fund-by-Fund synopsis below.
The Board considered the methodology used by Broadridge to select  the funds included in the expense groups. While the Board recognized that comparisons between a Fund and its peer funds may be imprecise given, among other differences, the different service levels and characteristics of the investment companies and the different business models and cost structures of the Advisers, the comparative information provided by Broadridge assisted the Board in evaluating the reasonableness of each Fund’s fees and total operating expenses. In addition, the Board considered the independent analysis and views of the Consultant regarding each Fund’s fees and total operating expenses in the context of the Fund’s investment performance.
Based on these considerations, the Board concluded that each Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters considered, were reasonable in light of the services provided.
Economies of Scale
The Board considered information regarding the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund. The Board also considered that any economies of scale in respect of the management of a Fund would benefit Lattice Strategies due to the unitary fee structure of the Fund, but that the unitary fee protects shareholders from a rise in operating costs and/or a decline in Fund assets and is a transparent means of informing the Fund’s shareholders of the fees associated with the Fund. The Board considered that each Fund could share in the benefits from economies of scale as assets in the Fund grow. The Board noted that each Fund’s management fee does not contain breakpoints. However, the Board considered that Lattice Strategies shares anticipated or potential economies of scale with shareholders in a variety of ways, including through initially setting competitive fee rates and pricing each Fund to scale at inception, as well as additional investments by Lattice Strategies in its business and the provision of improved or additional infrastructure and services to the Funds and their shareholders. The Board also noted that, for each of the Hartford Multifactor Diversified International ETF, Hartford Multifactor Emerging Markets ETF, Hartford Multifactor Small Cap ETF and Hartford Longevity Economy ETF, the Fund’s current low asset levels means that the Fund has achieved limited, if any, economies of scale.
The Board also considered how any benefits from economies of scale would be realized by the various parties. Based on these considerations, the Board concluded that it was satisfied with the extent to which economies of scale, if any, would be shared for the benefit of each Fund’s shareholders. The Board noted, however, that it would review any future growth in each Fund’s assets and the appropriateness of any potential future management fee breakpoints as part of its future annual review of the Agreements.
Other Benefits
The Board considered other benefits to the Advisers and their affiliates from their relationships with the Funds.
Fund-by-Fund Factors
For purposes of evaluating a Fund’s performance, the Board considered each Fund’s performance and tracking difference relative to its custom proprietary benchmark index. In particular, the Board considered the Fund’s performance (net of all fees and expenses), as of March 31, 2024, and compared that performance to the Fund’s custom proprietary benchmark index. The Board noted that each Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of its custom proprietary benchmark index. The Board considered the Fund’s performance to be “in line with” a Fund’s custom proprietary benchmark index where the Fund’s net tracking difference (which excludes factors

82

Hartford Systematic ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

outside the control of the Sub-adviser) relative to its custom proprietary benchmark index was within the tracking difference range previously established for the Fund as of March 31, 2024. With respect to fees and expenses, the Board considered the Fund's contractual management fee, actual management fee, and total operating expenses as compared to the Fund’s expense peer group, which includes a group of similarly sized funds selected by Broadridge.
Hartford Disciplined US Equity ETF
•
The Board considered that the Fund’s performance was in line with its custom proprietary benchmark index for the 1-year period.
•
The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 2nd quintile of its expense group.
Hartford Longevity Economy ETF
•
The Board considered that the Fund’s performance exceeded its tracking difference range relative to its custom proprietary benchmark index for the 1-year period and was in line with its custom proprietary benchmark index for the 3-year period.
•
The Board noted that the Fund’s contractual management fee and total expenses were below the median of its expense group, while its actual management fee was in line with the median of its expense group. The Board noted that Broadridge was unable to provide expense quintile rankings given the small size of the expense group.
Hartford Multifactor Developed Markets (ex-US) ETF
•
The Board considered that the Fund’s performance exceeded its tracking difference range relative to its custom proprietary benchmark index for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee was in the 1st quintile of its expense group, while its actual management fee and total expenses were in the 2nd quintile of its expense group.
Hartford Multifactor Diversified International ETF
•
The Board considered that the Fund’s performance exceeded its tracking difference range relative to its custom proprietary benchmark index for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee was in the 1st quintile of its expense group, while its actual management fee and total expenses were in the 2nd quintile of its expense group.
Hartford Multifactor Emerging Markets ETF
•
The Board considered that the Fund’s performance exceeded its tracking difference range relative to its custom proprietary benchmark index for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee and actual management fee were in the 3rd quintile of its expense group, while its total expenses were in the 2nd quintile of its expense group.
Hartford Multifactor Small Cap ETF
•
The Board considered that the Fund’s performance was in line with its custom proprietary benchmark index for the 1-, 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group, while its actual management fee and total expenses were in the 3rd quintile of its expense group.
Hartford Multifactor US Equity ETF
•
The Board considered that the Fund’s performance exceeded its tracking difference range relative to its custom proprietary benchmark index for the 1-year period and was in line with its custom proprietary benchmark index for the 3- and 5-year periods.
•
The Board noted that the Fund’s contractual management fee and total expenses were in the 1st quintile of its expense group, while its actual management fee was in the 2nd quintile of its expense group.

83

Hartford Systematic ETFs
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Approval of Investment Management and Investment Sub-Advisory Agreements (Unaudited) – (continued)

 * * * *
Based upon its review of the factors summarized above, among others, the Board concluded that it is in the best interests of each Fund and its shareholders for the Board to approve the continuation of the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves.

84

Hartford Systematic ETFs
Index Glossary for Indices Included in the Annual Shareholder Report (Unaudited)

Hartford Disciplined US Equity Index seeks to enhance return potential available from investments in US large-cap equities through multifactor security selection to target balanced and consistent exposures across value, momentum and quality factors while seeking to enhance dividend yield, control for total active risk, and reduce volatility.

Hartford Longevity Economy Index seeks to generate attractive risk-adjusted returns by investing in companies that comprise industries that reflect certain themes that are expected to benefit from the growth of the aging population and the substantial buying power it represents and also exhibit a favorable combination of factor characteristics including valuation, momentum, and quality.

Hartford Multifactor Diversified International Index seeks to enhance return potential available from investment in developed market (excluding the US) and emerging market companies by
selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality while reducing volatility by up to fifteen-percent over a complete market cycle.

Hartford Multifactor Emerging Markets Equity Index seeks to
enhance return potential available from investment in emerging market companies by selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality while reducing volatility by up to fifteen-percent over a complete market cycle.

Hartford Multifactor International Small Company Index seeks to enhance return potential available from investment in
small-capitalization companies in developed (non-US) and emerging markets by selecting equity securities exhibiting a favorable combination of value, momentum, and quality factors while reducing volatility by up to fifteen-percent over a complete market cycle.

Hartford Multifactor Large Cap Index seeks to enhance return potential available from investment in the initial capitalization-weighted universe by selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality while reducing volatility by up to fifteen-percent over a complete market cycle.

Hartford Multifactor Small Cap Index seeks to enhance return potential available from investment in a capitalization-weighted universe of US small capitalization equities by selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality while reducing volatility by up to fifteen-percent over a complete market cycle.

Hartford Risk-Optimized Multifactor Developed Markets (ex-US)
Index seeks to address risks and opportunities within developed market stocks located outside the US by selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality while reducing volatility by up to
fifteen-percent over a complete market cycle.

Hartford US Quality Growth Index seeks to provide long-term capital appreciation by investing in US equities with favorable growth characteristics while maintaining what we consider to be enhanced exposure to quality and also providing reasonable exposure to value and momentum by maximizing exposure to quality while avoiding negative exposure to value and momentum.

Hartford US Value Index seeks to provide long-term capital
appreciation by investing in US equities with favorable value characteristics and relatively lower market valuations by maximizing exposure to value while avoiding negative exposure to quality and momentum.

Additional Information Regarding MSCI Indices.
Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy,
completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets (excluding the US) and emerging market countries.

MSCI ACWI ex USA Small Cap Index (Net) (reflects reinvested
dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture small cap securities across developed markets countries (excluding the US) and emerging market countries.

MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across emerging market countries.

MSCI World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities across developed markets countries (excluding the US).

Russell 1000 Growth Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those
Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the
Russell 3000 Index based on their market capitalization and current index membership.

85

Hartford Systematic ETFs
Index Glossary for Indices Included in the Annual Shareholder Report (Unaudited) – (continued)

Russell 1000 Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is
designed to measure the performance of the 3,000 largest US
companies based on total market capitalization.

Russell 1000 Value Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those
Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the
Russell 3000 Index based on their market capitalization and current index membership.

Russell 2000 Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of 2,000 of the smallest US-domiciled company common stocks based on a
combination of their market capitalization and current index membership.

Russell 3000 Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest US companies based on total market capitalization.

86

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
Exchange-traded products are distributed by ALPS Distributors, Inc. (ALPS). Advisory services are provided by Lattice Strategies, LLC (Lattice) and Mellon Investments Corporation. Hartford Funds refers to Hartford Funds Distributors, LLC, Member FINRA, Hartford Funds Management Company, LLC, and Lattice, which are not affiliated with ALPS.
ETFAR-MLT24 11/24 Printed in the U.S.A.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Not applicable.

(a)(3)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LATTICE STRATEGIES TRUST

Date: December 2, 2024	By:	/s/ James E. Davey
James E. Davey
President and
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 2, 2024	By:	/s/ James E. Davey
James E. Davey
President and
Chief Executive Officer

Date: December 2, 2024	By:	/s/ Ankit Puri
Ankit Puri
Treasurer (Principal Financial Officer and Principal Accounting Officer)